UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06093

Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019—December 31, 2019

Item 1:	Reports to Shareholders

Annual Report | December 31, 2019 Vanguard Institutional Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

Your Fund’s Performance at a Glance

•   For the 12 months ended December 31, 2019, Vanguard Institutional Index Fund returned 31.46% for Institutional Shares and 31.48% for Institutional Plus Shares, closely tracking its target index, the Standard & Poor’s 500 Index. The fund provides exposure to the stocks of the largest U.S. companies.

•   The broad U.S. stock market returned about 31%. Growth stocks outperformed value; large-capitalization stocks bested small- and mid-caps.

•   All 11 fund sectors posted double-digit returns. Information technology and communication services were the best performers; energy posted the smallest return.

•   For the ten years ended December 31, 2019, the Institutional Index Fund posted an average annual return of more than 13%, in line with its target index.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

●    Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

●   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,109.04	$0.19
Institutional Plus Shares	1,000.00	1,109.16	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.03	$0.18
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.035% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $5,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Shares	31.46%	11.67%	13.53%	$17,788,553
S&P 500 Index	31.49	11.70	13.56	17,832,850
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	17,625,579

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus Shares	31.48%	11.69%	13.55%	$356,478,660
S&P 500 Index	31.49	11.70	13.56	356,657,000
Dow Jones U.S. Total Stock Market Float Adjusted Index	30.90	11.18	13.43	352,511,570

See Financial Highlights for dividend and capital gains information.

Institutional Index Fund

Sector Diversification

As of December 31, 2019

Communication Services	10.4%
Consumer Discretionary	9.8
Consumer Staples	7.2
Energy	4.3
Financials	12.9
Health Care	14.2
Industrials	9.1
Information Technology	23.2
Materials	2.7
Real Estate	2.9
Utilities	3.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Institutional Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Communication Services (10.4%)
*	Facebook Inc. Class A	21,762,517	4,466,757
*	Alphabet Inc. Class A	2,705,457	3,623,662
*	Alphabet Inc. Class C	2,707,183	3,619,558
	AT&T Inc.	66,062,208	2,581,711
	Walt Disney Co.	16,299,735	2,357,431
	Verizon Communications Inc.	37,402,353	2,296,504
	Comcast Corp. Class A	41,054,990	1,846,243
*	Netflix Inc.	3,963,281	1,282,399
*	Charter Communications Inc. Class A	1,418,124	687,904
	Activision Blizzard Inc.	6,946,899	412,785
*	Electronic Arts Inc.	2,641,486	283,986
*	Twitter Inc.	7,025,914	225,181
*	T-Mobile US Inc.	2,863,079	224,523
	ViacomCBS Inc. Class B	4,886,540	205,088
	Omnicom Group Inc.	1,968,285	159,470
*	Take-Two Interactive Software Inc.	1,024,351	125,411
	Fox Corp. Class A	3,215,478	119,198
	CenturyLink Inc.	8,875,342	117,243
*	Discovery Communications Inc.	3,025,330	92,242
*	Live Nation Entertainment Inc.	1,275,580	91,166
*	DISH Network Corp. Class A	2,319,382	82,268
	Interpublic Group of Cos. Inc.	3,509,388	81,067
	News Corp. Class A	4,635,396	65,544
	Fox Corp. Class B	1,455,791	52,991
*,^	Discovery Communications Inc. Class A	1,437,868	47,076
	News Corp. Class B	146	2
			25,147,410
Consumer Discretionary (9.8%)
*	Amazon.com Inc.	3,766,355	6,959,621
	Home Depot Inc.	9,865,210	2,154,365
	McDonald’s Corp.	6,810,905	1,345,903
	NIKE Inc. Class B	11,268,990	1,141,661
	Starbucks Corp.	10,679,505	938,942
	Lowe’s Cos. Inc.	6,930,895	830,044
*	Booking Holdings Inc.	378,551	777,441
	TJX Cos. Inc.	10,969,058	669,771
	Target Corp.	4,583,211	587,613
	General Motors Co.	11,371,447	416,195
	Ross Stores Inc.	3,270,681	380,773
	Marriott International Inc. Class A	2,453,664	371,558
	Dollar General Corp.	2,302,133	359,087
	Ford Motor Co.	35,210,761	327,460
*	O’Reilly Automotive Inc.	683,961	299,753
	VF Corp.	2,962,875	295,280
	Hilton Worldwide Holdings Inc.	2,550,841	282,914
	Yum! Brands Inc.	2,734,329	275,429
*	AutoZone Inc.	215,582	256,825
	eBay Inc.	6,912,648	249,616
	Aptiv plc	2,310,003	219,381
	Las Vegas Sands Corp.	3,056,254	211,004
	Royal Caribbean Cruises Ltd.	1,555,573	207,684
*	Dollar Tree Inc.	2,140,895	201,351
*	Chipotle Mexican Grill Inc. Class A	231,404	193,711
	Carnival Corp.	3,623,852	184,200
	Best Buy Co. Inc.	2,059,358	180,812
	DR Horton Inc.	3,026,856	159,667
	MGM Resorts International	4,657,116	154,942
	Genuine Parts Co.	1,315,061	139,699
	Lennar Corp. Class A	2,496,981	139,307
	Expedia Group Inc.	1,263,982	136,687
*	Ulta Beauty Inc.	516,477	130,741
	Tiffany & Co.	976,594	130,522
*	CarMax Inc.	1,488,772	130,521

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Garmin Ltd.	1,303,754	127,194
	Hasbro Inc.	1,151,711	121,632
	Wynn Resorts Ltd.	873,526	121,306
	Darden Restaurants Inc.	1,108,452	120,832
*	NVR Inc.	31,350	119,394
*	Norwegian Cruise Line Holdings Ltd.	1,925,293	112,456
	Advance Auto Parts Inc.	626,206	100,293
	Tractor Supply Co.	1,070,900	100,065
*	LKQ Corp.	2,770,583	98,910
	PulteGroup Inc.	2,286,703	88,724
	Whirlpool Corp.	572,559	84,470
	BorgWarner Inc.	1,865,025	80,905
*	Mohawk Industries Inc.	538,101	73,386
	Kohl’s Corp.	1,415,805	72,135
	PVH Corp.	670,049	70,456
	Tapestry Inc.	2,493,066	67,238
	Newell Brands Inc.	3,446,950	66,250
	Leggett & Platt Inc.	1,194,572	60,720
	Ralph Lauren Corp. Class A	448,156	52,533
*	Capri Holdings Ltd.	1,372,846	52,374
	Harley-Davidson Inc.	1,391,832	51,762
	Hanesbrands Inc.	3,284,805	48,779
^	Macy’s Inc.	2,797,094	47,551
	H&R Block Inc.	1,764,428	41,429
^	Nordstrom Inc.	970,080	39,705
	L Brands Inc.	2,107,369	38,185
*	Under Armour Inc. Class A	1,690,786	36,521
*	Under Armour Inc. Class C	1,768,603	33,922
	Gap Inc.	1,900,953	33,609
	Lennar Corp. Class B	46,974	2,100
			23,605,316
Consumer Staples (7.2%)
	Procter & Gamble Co.	22,553,512	2,816,934
	Coca-Cola Co.	34,873,102	1,930,226
	PepsiCo Inc.	12,610,789	1,723,516
	Walmart Inc.	12,828,968	1,524,595
	Philip Morris International Inc.	14,070,244	1,197,237
	Costco Wholesale Corp.	3,995,186	1,174,265
	Altria Group Inc.	16,892,858	843,123
	Mondelez International Inc. Class A	13,023,466	717,332
	Colgate-Palmolive Co.	7,751,957	533,645
	Kimberly-Clark Corp.	3,100,301	426,446
	Estee Lauder Cos. Inc. Class A	2,012,518	415,665
	Walgreens Boots Alliance Inc.	6,779,748	399,734
	Sysco Corp.	4,613,707	394,656
	General Mills Inc.	5,464,287	292,667
	Constellation Brands Inc. Class A	1,514,243	287,328
	Tyson Foods Inc. Class A	2,667,955	242,891
	Archer-Daniels-Midland Co.	5,037,631	233,494
*	Monster Beverage Corp.	3,454,709	219,547
	Kroger Co.	7,257,348	210,390
	Hershey Co.	1,341,475	197,170
	McCormick & Co. Inc.	1,118,098	189,775
	Kraft Heinz Co.	5,636,096	181,088
	Clorox Co.	1,134,067	174,125
	Church & Dwight Co. Inc.	2,219,750	156,137
	Kellogg Co.	2,251,494	155,713
	Conagra Brands Inc.	4,402,622	150,746
	Lamb Weston Holdings Inc.	1,322,406	113,767
	Hormel Foods Corp.	2,512,686	113,347
	Brown-Forman Corp. Class B	1,647,226	111,352
	JM Smucker Co.	1,030,559	107,312
	Molson Coors Brewing Co. Class B	1,700,975	91,683
	Campbell Soup Co.	1,527,694	75,499
	Coty Inc. Class A	2,664,252	29,973
			17,431,378
Energy (4.3%)
	Exxon Mobil Corp.	38,264,581	2,670,102
	Chevron Corp.	17,100,223	2,060,748
	ConocoPhillips	9,922,733	645,275
	Schlumberger Ltd.	12,519,929	503,301
	Phillips 66	4,018,087	447,655
	EOG Resources Inc.	5,260,746	440,640
	Kinder Morgan Inc.	17,610,386	372,812
	Marathon Petroleum Corp.	5,870,679	353,708
	Valero Energy Corp.	3,712,680	347,692
	Occidental Petroleum Corp.	8,076,171	332,819
	ONEOK Inc.	3,733,843	282,540
	Williams Cos. Inc.	10,963,810	260,062
	Pioneer Natural Resources Co.	1,499,007	226,905
	Halliburton Co.	7,939,938	194,290
	Concho Resources Inc.	1,818,783	159,271
	Hess Corp.	2,343,545	156,572
	Baker Hughes a GE Co. Class A	5,878,681	150,671
	Diamondback Energy Inc.	1,456,252	135,228
	Noble Energy Inc.	4,328,745	107,526

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Marathon Oil Corp.	7,221,408	98,067
	Devon Energy Corp.	3,499,828	90,890
	National Oilwell Varco Inc.	3,485,374	87,309
	Apache Corp.	3,396,843	86,925
	TechnipFMC plc	3,793,791	81,339
	HollyFrontier Corp.	1,344,214	68,165
	Cabot Oil & Gas Corp.	3,691,469	64,268
	Cimarex Energy Co.	923,387	48,469
	Helmerich & Payne Inc.	984,276	44,716
			10,517,965
Financials (12.9%)
*	Berkshire Hathaway Inc. Class B	17,689,661	4,006,708
	JPMorgan Chase & Co.	28,065,497	3,912,330
	Bank of America Corp.	73,214,228	2,578,605
	Wells Fargo & Co.	34,807,548	1,872,646
	Citigroup Inc.	19,743,932	1,577,343
	US Bancorp	12,850,604	761,912
	American Express Co.	6,068,552	755,474
	Truist Financial Corp.	12,129,813	683,151
	Goldman Sachs Group Inc.	2,882,109	662,683
	CME Group Inc.	3,241,195	650,573
	Chubb Ltd.	4,099,057	638,059
	PNC Financial Services Group Inc.	3,963,112	632,632
	S&P Global Inc.	2,210,376	603,543
	Morgan Stanley	11,125,889	568,755
	BlackRock Inc.	1,066,514	536,137
	Marsh & McLennan Cos. Inc.	4,563,834	508,457
	Charles Schwab Corp.	10,339,287	491,736
	Intercontinental Exchange Inc.	5,035,537	466,039
	Aon plc	2,117,165	440,984
	Capital One Financial Corp.	4,211,013	433,355
	American International Group Inc.	7,866,629	403,794
	Progressive Corp.	5,286,388	382,682
	Bank of New York Mellon Corp.	7,588,101	381,909
	MetLife Inc.	7,068,002	360,256
	Aflac Inc.	6,636,247	351,057
	Moody’s Corp.	1,468,834	348,716
	Prudential Financial Inc.	3,634,922	340,738
	Allstate Corp.	2,928,608	329,322
	Travelers Cos. Inc.	2,333,503	319,573
	State Street Corp.	3,290,672	260,292
	T. Rowe Price Group Inc.	2,112,087	257,337
	Discover Financial Services	2,836,651	240,605
	Willis Towers Watson plc	1,162,060	234,666
	Northern Trust Corp.	1,916,957	203,657
	M&T Bank Corp.	1,194,037	202,688
	Hartford Financial Services Group Inc.	3,261,308	198,190
	MSCI Inc. Class A	766,445	197,881
	Fifth Third Bancorp	6,419,798	197,345
	Synchrony Financial	5,378,967	193,697
	Ameriprise Financial Inc.	1,145,779	190,864
	KeyCorp	8,901,513	180,167
	Arthur J Gallagher & Co.	1,688,645	160,810
	Citizens Financial Group Inc.	3,929,409	159,573
	Regions Financial Corp.	8,731,171	149,827
	Cincinnati Financial Corp.	1,373,737	144,448
	Huntington Bancshares Inc.	9,334,740	140,768
	First Republic Bank	1,147,828	134,812
	MarketAxess Holdings Inc.	342,972	130,024
	Principal Financial Group Inc.	2,333,824	128,360
	Loews Corp.	2,314,191	121,472
	Cboe Global Markets Inc.	1,002,171	120,261
*	SVB Financial Group	466,062	117,000
	Nasdaq Inc.	1,036,777	111,039
	Lincoln National Corp.	1,792,607	105,782
	Everest Re Group Ltd.	369,451	102,279
	Raymond James Financial Inc.	1,116,115	99,848
	Globe Life Inc.	901,468	94,879
	Comerica Inc.	1,301,689	93,396
	E*TRADE Financial Corp.	2,042,389	92,663
	WR Berkley Corp.	1,314,631	90,841
	Zions Bancorp NA	1,538,225	79,865
	Assurant Inc.	547,911	71,820
	People’s United Financial Inc.	4,019,143	67,924
	Franklin Resources Inc.	2,517,756	65,411
	Invesco Ltd.	3,358,562	60,387
	Unum Group	1,862,036	54,297
			31,254,344
Health Care (14.2%)
	Johnson & Johnson	23,801,101	3,471,867
	UnitedHealth Group Inc.	8,567,463	2,518,663
	Merck & Co. Inc.	23,024,135	2,094,045
	Pfizer Inc.	50,047,063	1,960,844
	Abbott Laboratories	15,982,474	1,388,238
	Medtronic plc	12,121,392	1,375,172

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Bristol-Myers Squibb Co.	21,199,055	1,360,767
	Amgen Inc.	5,373,432	1,295,373
	AbbVie Inc.	13,373,498	1,184,090
	Thermo Fisher Scientific Inc.	3,626,316	1,178,081
	Eli Lilly & Co.	7,640,695	1,004,217
	Danaher Corp.	5,780,730	887,226
	CVS Health Corp.	11,763,540	873,913
	Gilead Sciences Inc.	11,439,275	743,324
	Anthem Inc.	2,293,429	692,684
	Cigna Corp.	3,377,611	690,688
	Becton Dickinson and Co.	2,446,296	665,319
*	Intuitive Surgical Inc.	1,045,387	617,981
	Stryker Corp.	2,912,284	611,405
	Zoetis Inc.	4,307,667	570,120
*	Boston Scientific Corp.	12,606,371	570,060
	Allergan plc	2,968,974	567,579
*	Vertex Pharmaceuticals Inc.	2,325,679	509,207
*	Biogen Inc.	1,631,842	484,216
*	Illumina Inc.	1,329,413	441,019
*	Edwards Lifesciences Corp.	1,885,959	439,975
	Humana Inc.	1,197,294	438,832
	Baxter International Inc.	4,616,578	386,038
	HCA Healthcare Inc.	2,391,583	353,500
	Zimmer Biomet Holdings Inc.	1,860,908	278,541
*	Regeneron Pharmaceuticals Inc.	722,137	271,148
*	IQVIA Holdings Inc.	1,632,249	252,199
	Agilent Technologies Inc.	2,797,976	238,695
*	Centene Corp.	3,744,451	235,414
	McKesson Corp.	1,630,553	225,538
*	Alexion Pharmaceuticals Inc.	2,002,686	216,591
	Cerner Corp.	2,841,915	208,568
*	IDEXX Laboratories Inc.	776,086	202,659
	ResMed Inc.	1,299,313	201,355
*	Align Technology Inc.	649,044	181,109
*	Mettler-Toledo International Inc.	220,352	174,801
	Teleflex Inc.	418,844	157,670
*	WellCare Health Plans Inc.	455,114	150,283
*	Laboratory Corp. of America Holdings	878,110	148,550
	Cooper Cos. Inc.	448,370	144,057
*	Incyte Corp.	1,617,423	141,233
*	Waters Corp.	582,676	136,142
	Cardinal Health Inc.	2,643,328	133,700
	Quest Diagnostics Inc.	1,218,718	130,147
*	Hologic Inc.	2,423,305	126,521
	STERIS plc	765,865	116,733
*	Varian Medical Systems Inc.	821,710	116,691
	AmerisourceBergen Corp. Class A	1,360,892	115,703
	Dentsply Sirona Inc.	2,010,175	113,756
	Universal Health Services Inc. Class B	726,125	104,170
	PerkinElmer Inc.	1,003,029	97,394
*	Mylan NV	4,669,272	93,852
*	Henry Schein Inc.	1,326,603	88,511
*	ABIOMED Inc.	407,722	69,553
	Perrigo Co. plc	1,230,279	63,556
*	DaVita Inc.	813,124	61,009
			34,370,292
Industrials (9.0%)
	Boeing Co.	4,835,186	1,575,110
	Honeywell International Inc.	6,461,671	1,143,716
	Union Pacific Corp.	6,277,473	1,134,904
	United Technologies Corp.	7,337,126	1,098,808
	3M Co.	5,201,443	917,639
	General Electric Co.	78,975,594	881,368
	Lockheed Martin Corp.	2,244,235	873,860
	United Parcel Service Inc. Class B	6,338,282	741,959
	Caterpillar Inc.	4,998,691	738,207
	Raytheon Co.	2,518,448	553,404
	CSX Corp.	7,032,712	508,887
	Deere & Co.	2,847,721	493,396
	Northrop Grumman Corp.	1,417,358	487,529
	Illinois Tool Works Inc.	2,645,126	475,144
	Norfolk Southern Corp.	2,357,977	457,754
	Emerson Electric Co.	5,508,584	420,085
	Waste Management Inc.	3,528,807	402,143
	L3Harris Technologies Inc.	1,998,816	395,506
	General Dynamics Corp.	2,120,393	373,931
	Eaton Corp. plc	3,738,177	354,080
	Roper Technologies Inc.	940,885	333,290
	FedEx Corp.	2,171,858	328,407
	Delta Air Lines Inc.	5,204,130	304,338
	Ingersoll-Rand plc	2,165,216	287,801
	Johnson Controls International plc	6,976,205	284,001
*	IHS Markit Ltd.	3,624,401	273,099
	TransDigm Group Inc.	450,631	252,353
	Cummins Inc.	1,386,200	248,074
	PACCAR Inc.	3,126,392	247,298

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Parker-Hannifin Corp.	1,161,440	239,048
	Southwest Airlines Co.	4,282,946	231,193
	Stanley Black & Decker Inc.	1,375,366	227,953
	Verisk Analytics Inc. Class A	1,482,461	221,391
	Rockwell Automation Inc.	1,045,509	211,893
	AMETEK Inc.	2,068,042	206,266
	Fortive Corp.	2,673,298	204,213
	Cintas Corp.	757,872	203,928
	Fastenal Co.	5,184,236	191,558
*	United Airlines Holdings Inc.	1,966,709	173,247
	Republic Services Inc. Class A	1,906,171	170,850
*	Copart Inc.	1,849,613	168,204
	Equifax Inc.	1,094,656	153,383
	Dover Corp.	1,312,185	151,242
	Kansas City Southern	895,667	137,180
	WW Grainger Inc.	394,872	133,672
	Xylem Inc.	1,629,156	128,361
	Wabtec Corp.	1,647,452	128,172
	Masco Corp.	2,562,855	122,991
	Expeditors International of Washington Inc.	1,541,764	120,288
	IDEX Corp.	688,428	118,410
*	United Rentals Inc.	679,354	113,296
	Jacobs Engineering Group Inc.	1,227,057	110,227
	Old Dominion Freight Line Inc.	577,222	109,545
	Arconic Inc.	3,500,952	107,724
	Allegion plc	841,150	104,757
	American Airlines Group Inc.	3,522,920	101,037
	CH Robinson Worldwide Inc.	1,223,648	95,689
	Huntington Ingalls Industries Inc.	369,853	92,789
	Textron Inc.	2,063,089	92,014
	JB Hunt Transport Services Inc.	770,382	89,965
	Snap-on Inc.	495,743	83,979
	Fortune Brands Home & Security Inc.	1,260,551	82,364
	Alaska Air Group Inc.	1,113,297	75,426
	Pentair plc	1,514,356	69,464
	Robert Half International Inc.	1,061,980	67,064
	Nielsen Holdings plc	3,207,904	65,120
	AO Smith Corp.	1,240,163	59,081
	Flowserve Corp.	1,181,568	58,807
	Quanta Services Inc.	1,288,407	52,451
	Rollins Inc.	1,270,435	42,128
			21,902,461
Information Technology (23.2%)
	Apple Inc.	37,771,139	11,091,495
	Microsoft Corp.	68,989,633	10,879,665
	Visa Inc. Class A	15,480,420	2,908,771
	Mastercard Inc. Class A	8,027,753	2,397,007
	Intel Corp.	39,339,384	2,354,462
	Cisco Systems Inc.	38,365,928	1,840,030
*	Adobe Inc.	4,377,325	1,443,685
*	salesforce.com Inc.	8,020,934	1,304,525
	NVIDIA Corp.	5,534,597	1,302,291
	Accenture plc Class A	5,743,002	1,209,304
*	PayPal Holdings Inc.	10,618,464	1,148,599
	Broadcom Inc.	3,587,328	1,133,667
	Texas Instruments Inc.	8,453,688	1,084,524
	International Business Machines Corp.	8,008,941	1,073,518
	Oracle Corp.	19,591,426	1,037,954
	QUALCOMM Inc.	10,325,652	911,032
	Fidelity National Information Services Inc.	5,557,025	772,927
	Automatic Data Processing Inc.	3,913,425	667,239
	Intuit Inc.	2,354,432	616,696
*	Fiserv Inc.	5,165,132	597,244
*	Micron Technology Inc.	10,012,199	538,456
	Applied Materials Inc.	8,354,105	509,935
	Global Payments Inc.	2,718,019	496,201
*	ServiceNow Inc.	1,705,701	481,553
*	Advanced Micro Devices Inc.	10,070,632	461,839
	Analog Devices Inc.	3,330,328	395,776
	Lam Research Corp.	1,311,856	383,587
*	Autodesk Inc.	1,989,448	364,984
	Cognizant Technology Solutions Corp. Class A	4,949,672	306,979
	Amphenol Corp. Class A	2,680,660	290,128
	TE Connectivity Ltd.	3,024,068	289,827
	HP Inc.	13,395,469	275,277
	KLA Corp.	1,426,228	254,111
	Motorola Solutions Inc.	1,550,520	249,851
	Paychex Inc.	2,882,341	245,172
	Microchip Technology Inc.	2,162,554	226,463
*	FleetCor Technologies Inc.	785,252	225,933
	Xilinx Inc.	2,275,565	222,482

Institutional Index Fund

			Market
			Value•
		Shares	($000)
	Corning Inc.	6,960,537	202,621
*	ANSYS Inc.	773,335	199,064
*	Synopsys Inc.	1,360,438	189,373
	Skyworks Solutions Inc.	1,541,548	186,342
	CDW Corp.	1,299,924	185,681
	Hewlett Packard Enterprise Co.	11,706,902	185,671
*	VeriSign Inc.	935,131	180,181
*	Cadence Design Systems Inc.	2,539,225	176,121
*	Keysight Technologies Inc.	1,696,842	174,147
	Western Digital Corp.	2,691,205	170,811
	Maxim Integrated Products Inc.	2,447,265	150,531
*	Fortinet Inc.	1,284,205	137,102
	NortonLifeLock Inc.	5,185,760	132,341
	NetApp Inc.	2,066,636	128,648
	Broadridge Financial Solutions Inc.	1,035,878	127,972
*	Akamai Technologies Inc.	1,460,279	126,139
*	Gartner Inc.	808,755	124,629
	Seagate Technology plc	2,089,890	124,348
	Citrix Systems Inc.	1,107,707	122,845
*	Qorvo Inc.	1,049,856	122,025
*	Zebra Technologies Corp.	473,013	120,826
	Leidos Holdings Inc.	1,204,584	117,917
	Western Union Co.	3,795,293	101,638
	Jack Henry & Associates Inc.	694,954	101,234
*	Arista Networks Inc.	490,227	99,712
	DXC Technology Co.	2,317,737	87,124
*	F5 Networks Inc.	549,181	76,693
	Juniper Networks Inc.	3,021,073	74,409
	FLIR Systems Inc.	1,211,561	63,086
	Xerox Holdings Corp.	1,683,261	62,062
*	IPG Photonics Corp.	319,555	46,310
	Alliance Data Systems Corp.	372,114	41,751
			56,132,543
Materials (2.7%)
	Linde plc	4,857,888	1,034,244
	Air Products &Chemicals Inc.	1,993,665	468,491
	Ecolab Inc.	2,267,998	437,701
	Sherwin-Williams Co.	743,043	433,595
	DuPont de Nemours Inc.	6,699,396	430,101
	Dow Inc.	6,705,191	366,975
	Newmont Goldcorp Corp.	7,412,121	322,057
	PPG Industries Inc.	2,139,399	285,588
	LyondellBasell Industries NV Class A	2,323,416	219,516
	Corteva Inc.	6,772,470	200,194
	Ball Corp.	2,956,065	191,169
	Vulcan Materials Co.	1,196,515	172,286
	Freeport-McMoRan Inc.	13,127,870	172,238
	International Paper Co.	3,549,135	163,438
	Amcor plc	14,653,557	158,845
	Martin Marietta Materials Inc.	565,052	158,011
	Nucor Corp.	2,742,365	154,340
	Celanese Corp. Class A	1,093,603	134,644
	International Flavors & Fragrances Inc.	966,317	124,674
	FMC Corp.	1,172,135	117,003
	Westrock Co.	2,336,150	100,244
	Avery Dennison Corp.	754,700	98,730
	Eastman Chemical Co.	1,230,489	97,529
	Packaging Corp. of America	857,237	96,002
	CF Industries Holdings Inc.	1,962,592	93,694
^	Albemarle Corp.	955,445	69,786
	Mosaic Co.	3,159,513	68,372
	Sealed Air Corp.	1,394,292	55,535
			6,425,002
Real Estate (2.9%)
	American Tower Corp.	4,005,420	920,526
	Crown Castle International Corp.	3,760,392	534,540
	Prologis Inc.	5,713,533	509,304
	Equinix Inc.	771,167	450,130
	Simon Property Group Inc.	2,775,052	413,372
	Welltower Inc.	3,668,760	300,031
	Public Storage	1,359,225	289,461
	AvalonBay Communities Inc.	1,262,720	264,792
	Equity Residential	3,159,449	255,663
	SBA Communications Corp. Class A	1,017,665	245,247
	Digital Realty Trust Inc.	1,886,508	225,890
	Realty Income Corp.	2,950,150	217,220
	Weyerhaeuser Co.	6,734,190	203,372
	Ventas Inc.	3,373,596	194,791
*	CBRE Group Inc. Class A	3,029,905	185,703
	Essex Property Trust Inc.	597,756	179,841
	Boston Properties Inc.	1,299,311	179,123
	Alexandria Real Estate Equities Inc.	1,041,742	168,325
	Healthpeak Properties Inc.	4,476,856	154,317
	Mid-America Apartment Communities Inc.	1,031,951	136,073
	UDR Inc.	2,654,684	123,974

Institutional Index Fund

		Market
		Value•
	Shares	($000)
Extra Space Storage Inc.	1,170,216	123,598
Host Hotels & Resorts Inc.	6,485,152	120,300
Duke Realty Corp.	3,319,605	115,091
Regency Centers Corp.	1,513,901	95,512
Vornado Realty Trust	1,433,741	95,344
Iron Mountain Inc.	2,596,229	82,742
Federal Realty Investment Trust	632,848	81,466
Kimco Realty Corp.	3,828,680	79,292
Apartment Investment & Management Co.	1,347,190	69,582
SL Green Realty Corp.	735,936	67,618
^ Macerich Co.	68,277	1,838
		7,084,078
Utilities (3.3%)
NextEra Energy Inc.	4,420,348	1,070,432
Dominion Energy Inc.	7,444,815	616,580
Southern Co.	9,485,229	604,209
Duke Energy Corp.	6,593,840	601,424
American Electric Power Co. Inc.	4,466,759	422,153
Exelon Corp.	8,790,580	400,763
Sempra Energy	2,548,892	386,106
Xcel Energy Inc.	4,741,122	301,014
Consolidated Edison Inc.	3,004,565	271,823
Public Service Enterprise Group Inc.	4,575,732	270,197
WEC Energy Group Inc.	2,853,541	263,182
Eversource Energy	2,930,044	249,259
Edison International	3,243,130	244,564
FirstEnergy Corp.	4,887,888	237,551
PPL Corp.	6,535,229	234,484
DTE Energy Co.	1,736,776	225,555
Entergy Corp.	1,801,554	215,826
American Water Works Co. Inc.	1,634,503	200,799
Ameren Corp.	2,226,239	170,975
CMS Energy Corp.	2,568,590	161,410
Evergy Inc.	2,063,442	134,310
CenterPoint Energy Inc.	4,543,393	123,898
Atmos Energy Corp.	1,077,533	120,533
AES Corp.	6,003,745	119,475
Alliant Energy Corp.	2,168,423	118,656
NiSource Inc.	3,382,009	94,155
Pinnacle West Capital Corp.	1,017,373	91,492
NRG Energy Inc.	2,274,717	90,420
		8,041,245
Total Common Stocks (Cost $114,147,820)		241,912,034
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund, 1.816%	8,070,263	807,107

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4] United States Treasury Bill, 1.531%, 2/13/20	42,000	41,927
[4] United States Treasury Bill, 1.541%, 4/30/20	3,000	2,985
		44,912
Total Temporary Cash Investments (Cost $852,009)		852,019
Total Investments (100.2%) (Cost $114,999,829)		242,764,053

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	10,697
Receivables for Investment Securities Sold	146,063
Receivables for Accrued Income	248,056
Receivables for Capital Shares Issued	417,664
Variation Margin Receivable—Futures Contracts	4,171
Unrealized Appreciation— OTC Swap Contracts	2,759
Other Assets	111
Total Other Assets	829,521
Liabilities
Payables for Investment Securities Purchased	(5,207)
Collateral for Securities on Loan	(60,124)
Payables for Capital Shares Redeemed	(1,349,722)
Payables to Vanguard	(3,439)
Variation Margin Payable—Futures Contracts	(2,187)
Total Liabilities	(1,420,679)
Net Assets (100%)	242,172,895

Institutional Index Fund

At December 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	113,194,353
Total Distributable Earnings (Loss)	128,978,542
Net Assets	242,172,895

Institutional Shares—Net Assets
Applicable to 402,482,225 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	116,814,028
Net Asset Value Per Share—Institutional Shares	$290.23

Institutional Plus Shares—Net Assets
Applicable to 431,900,375 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	125,358,867
Net Asset Value Per Share—Institutional Plus Shares	$290.25

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,335,000.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $60,124,000 was received for securities on loan.
4	Securities with a value of $40,251,000 have been segregated as initial margin for open futures contracts.
OTC—Over-the-Counter.

Institutional Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	1,187	191,766	871

Over-the-Counter Total Return Swaps

				Floating
				Interest
				Rate		Value and	Value and
			Notional	Received		Unrealized	Unrealized
	Termination		Amount	(Paid	)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%	)	($000)	($000)
First Republic Bank	2/4/20	GSI	43,474	(2.375)		533	—
JPMorgan Chase & Co.	9/2/20	BOANA	39,528	(2.147)		2,226	—
						2,759	—

1 Payment received/paid monthly.

BOANA—Bank of America, N.A.

GSI—Goldman Sachs International.

At December 31, 2019, the counterparties had deposited in segregated accounts securities with a value of $2,641,000 in connection with open over-the-counter swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	4,534,708
Interest[1]	16,210
Securities Lending—Net	3,686
Total Income	4,554,604
Expenses
The Vanguard Group—Note B
Investment Advisory Services	8,798
Management and Administrative—Institutional Shares	31,309
Management and Administrative—Institutional Plus Shares	15,955
Marketing and Distribution—Institutional Shares	3,001
Marketing and Distribution—Institutional Plus Shares	1,388
Custodian Fees	886
Auditing Fees	34
Shareholders’ Reports—Institutional Shares	438
Shareholders’ Reports—Institutional Plus Shares	461
Trustees’ Fees and Expenses	101
Total Expenses	62,371
Net Investment Income	4,492,233
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	6,199,217
Futures Contracts	247,963
Swap Contracts	12,050
Realized Net Gain (Loss)	6,459,230
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	50,130,535
Futures Contracts	10,785
Swap Contracts	2,759
Change in Unrealized Appreciation (Depreciation)	50,144,079
Net Increase (Decrease) in Net Assets Resulting from Operations	61,095,542

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,122,000, $84,000, and ($23,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $3,162,505,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,492,233	4,622,399
Realized Net Gain (Loss)	6,459,230	11,944,933
Change in Unrealized Appreciation (Depreciation)	50,144,079	(24,903,569)
Net Increase (Decrease) in Net Assets Resulting from Operations	61,095,542	(8,336,237)
Distributions
Net Investment Income
Institutional Shares	(2,342,639)	(2,389,678)
Institutional Plus Shares	(2,400,129)	(1,960,468)
Realized Capital Gain[1]
Institutional Shares	(1,125,114)	(320,393)
Institutional Plus Shares	(1,164,902)	(290,805)
Total Distributions	(7,032,784)	(4,961,344)
Capital Share Transactions
Institutional Shares	(14,747,377)	(29,779,712)
Institutional Plus Shares	2,853,989	10,922,721
Net Increase (Decrease) from Capital Share Transactions	(11,893,388)	(18,856,991)
Total Increase (Decrease)	42,169,370	(32,154,572)
Net Assets
Beginning of Period	200,003,525	232,158,097
End of Period	242,172,895	200,003,525

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $42,360,000 and $177,142,000, respectively. Short-term gain distributions are treated as ordinary income for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$227.55	$243.46	$203.83	$186.62	$188.67
Investment Operations
Net Investment Income	5.203[1]	5.059[1]	4.379[1]	4.210	4.585[2]
Net Realized and Unrealized Gain (Loss) on Investments	65.746	(15.434)	39.687	17.814	(2.065)
Total from Investment Operations	70.949	(10.375)	44.066	22.024	2.520
Distributions
Dividends from Net Investment Income	(5.550)	(4.837)	(4.436)	(4.223)	(4.570)
Distributions from Realized Capital Gains	(2.719)	(.698)	—	(.591)	—
Total Distributions	(8.269)	(5.535)	(4.436)	(4.814)	(4.570)
Net Asset Value, End of Period	$290.23	$227.55	$243.46	$203.83	$186.62

Total Return	31.46%	-4.42%	21.79%	11.93%	1.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$116,814	$104,296	$140,591	$120,014	$104,705
Ratio of Total Expenses to Average Net Assets	0.035%	0.035%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.98%	2.03%	1.96%	2.19%	2.43%[2]
Portfolio Turnover Rate[3]	4%	6%	5%	5%	5%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$227.57	$243.48	$203.84	$186.63	$188.68
Investment Operations
Net Investment Income	5.252[1]	5.167[1]	4.414[1]	4.248	4.622[2]
Net Realized and Unrealized Gain (Loss) on Investments	65.739	(15.503)	39.705	17.814	(2.065)
Total from Investment Operations	70.991	(10.336)	44.119	22.062	2.557
Distributions
Dividends from Net Investment Income	(5.592)	(4.876)	(4.479)	(4.261)	(4.607)
Distributions from Realized Capital Gains	(2.719)	(.698)	—	(.591)	—
Total Distributions	(8.311)	(5.574)	(4.479)	(4.852)	(4.607)
Net Asset Value, End of Period	$290.25	$227.57	$243.48	$203.84	$186.63

Total Return	31.48%	-4.41%	21.82%	11.95%	1.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125,359	$95,707	$91,567	$91,481	$90,042
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.99%	2.05%	1.98%	2.21%	2.45%[2]
Portfolio Turnover Rate[3]	4%	6%	5%	5%	5%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.677 and 0.36%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Institutional Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the year ended December 31, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Institutional Index Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

Institutional Index Fund

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $10,697,000, representing less than 0.01% of the fund’s net assets and 4.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	241,912,034	—	—
Temporary Cash Investments	807,107	44,912	—
Futures Contracts—Assets[1]	4,171	—	—
Futures Contracts—Liabilities[1]	(2,187)	—	—
Swap Contracts—Assets	—	2,759	—
Total	242,721,125	47,671	—

1 Represents variation margin on the last day of the reporting period.

Institutional Index Fund

D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	3,404,889
Total Distributable Earnings (Loss)	(3,404,889)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts; and swap agreements. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	103,941
Undistributed Long-Term Gains	1,110,377
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	127,764,224

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	114,999,829
Gross Unrealized Appreciation	134,075,601
Gross Unrealized Depreciation	(6,311,377)
Net Unrealized Appreciation (Depreciation)	127,764,224

E.  During the year ended December 31, 2019, the fund purchased $10,371,534,000 of investment securities and sold $24,128,302,000 of investment securities, other than temporary cash investments. Purchases and sales include $272,595,000 and $4,906,931,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Institutional Index Fund

F.  Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	14,883,249	56,631	15,954,616	64,145
Issued in Lieu of Cash Distributions	3,215,012	11,843	2,515,358	10,165
Redeemed	(32,845,638)	(124,329)	(48,249,686)	(193,443)
Net Increase (Decrease)—Institutional Shares	(14,747,377)	(55,855)	(29,779,712)	(119,133)
Institutional Plus Shares
Issued	19,449,819	74,177	41,747,620	167,241
Issued in Lieu of Cash Distributions	3,447,974	12,677	2,171,322	8,792
Redeemed	(20,043,804)	(75,519)	(32,996,221)	(131,548)
Net Increase (Decrease)—Institutional Plus Shares	2,853,989	11,335	10,922,721	44,485

G.  Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Institutional Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,474,366,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified for short-term capital gains.

The fund distributed $4,581,988,000 of qualified dividend income to shareholders during the fiscal year.

The fund distributed $160,780,000 of qualified business income to shareholders during the fiscal year.

For corporate shareholders, 88.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Vanguard. Standard & Poor’s®, and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Vanguard. Vanguard Institutional Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices make no representation or warranty, express or implied, to the owners of the Vanguard Institutional Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Index Fund particularly or the ability of the S&P 500 Index to track general market performance. S&P Dow Jones Indices’ only relationship to Vanguard with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Vanguard or the Vanguard Institutional Index Fund. S&P Dow Jones Indices have no obligation to take the needs of Vanguard or the owners of Vanguard Institutional Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of Vanguard Institutional Index Fund or the timing of the issuance or sale of Vanguard Institutional Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD INSTITUTIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND VANGUARD, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1	Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022020

Annual Report | December 31, 2019 Vanguard Institutional Total Stock Market Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	7

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they may reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

January 23, 2020

Your Fund’s Performance at a Glance

•   The broad U.S. stock market returned about 31% for the 12 months ended December 31, 2019. Growth stocks outperformed value stocks, and large-capitalization stocks bested small- and mid-caps.

•   Reflecting this environment, Vanguard Institutional Total Stock Market Index Fund returned 30.86% for Institutional Shares and 30.88% for Institutional Plus Shares for the 12 months.

•   The fund, which offers investors exposure to every segment, size, and style of the U.S. equity market, closely tracked its target index, the CRSP US Total Market Index.

•   All ten of the fund’s sectors recorded positive returns, with technology, financials, and industrials contributing most to results.

Market Barometer
		Average Annual Total Returns
	Periods Ended December 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	31.43%	15.05%	11.48%
Russell 2000 Index (Small-caps)	25.53	8.59	8.23
Russell 3000 Index (Broad U.S. market)	31.02	14.57	11.24
FTSE All-World ex US Index (International)	21.81	9.96	5.83

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	8.72%	4.03%	3.05%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	7.54	4.72	3.53
FTSE Three-Month U.S. Treasury Bill Index	2.25	1.65	1.04

CPI
Consumer Price Index	2.29%	2.10%	1.82%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2019
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2019	12/31/2019	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,102.23	$0.16
Institutional Plus Shares	1,000.00	1,102.28	0.11
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.05	$0.15
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.03% for Institutional Shares and 0.02% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2009, Through December 31, 2019

Initial Investment of $5,000,000

	Average Annual Total Returns
	Periods Ended December 31, 2019
				Final Value
	One	Five	Ten	of a $5,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund Institutional Shares	30.86%	11.23%	13.47%	$17,690,768
Spliced Institutional Total Stock Market Index	30.84	11.21	13.45	17,660,525

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index) through April 8, 2005; MSCI US Broad Market Index through January 14, 2013; CRSP US Total Market Index thereafter.

				Final Value
	One	Five	Ten	of a $100,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund Institutional Plus Shares	30.88%	11.25%	13.49%	$354,326,620
Spliced Institutional Total Stock Market Index	30.84	11.21	13.45	353,210,500

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Sector Diversification

As of December 31, 2019

Basic Materials	2.2%
Consumer Goods	7.9
Consumer Services	13.3
Financials	19.5
Health Care	13.0
Industrials	13.1
Oil & Gas	4.1
Technology	21.8
Telecommunications	1.9
Utilities	3.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

The Industry Classification Benchmark (“ICB”) is owned by FTSE. FTSE does not accept any liability to any person for any loss or damage arising out of any error or omission in the ICB.

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.3%)[1]
Basic Materials (2.1%)
	Linde plc	694,465	147,852
	Air Products & Chemicals Inc.	284,894	66,947
	Ecolab Inc.	335,169	64,684
	DuPont de Nemours Inc.	959,513	61,601
	Dow Inc.	961,243	52,609
	Newmont Goldcorp Corp.	1,062,167	46,151
	PPG Industries Inc.	305,190	40,740
	LyondellBasell Industries NV Class A	324,520	30,661
	Freeport-McMoRan Inc.	1,774,006	23,275
	International Paper Co.	505,068	23,258
	Nucor Corp.	392,799	22,107
	Celanese Corp. Class A	156,248	19,237
	International Flavors & Fragrances Inc.	138,034	17,809
	FMC Corp.	168,302	16,800
	Avery Dennison Corp.	108,177	14,152
	CF Industries Holdings Inc.	280,410	13,387
	RPM International Inc.	167,580	12,863
	Eastman Chemical Co.	156,170	12,378
	Royal Gold Inc.	84,322	10,308
	Albemarle Corp.	137,602	10,050
	Reliance Steel & Aluminum Co.	81,373	9,745
	Mosaic Co.	440,743	9,538
	Steel Dynamics Inc.	268,802	9,150
*	Axalta Coating Systems Ltd.	267,106	8,120
	Huntsman Corp.	268,731	6,493
	NewMarket Corp.	12,478	6,071
	WR Grace & Co.	86,297	6,028
	Ashland Global Holdings Inc.	78,229	5,987
	Scotts Miracle-Gro Co.	50,007	5,310
*	Alcoa Corp.	239,274	5,147
*	Univar Solutions Inc.	210,575	5,104
*	Ingevity Corp.	54,405	4,754
	Balchem Corp.	41,980	4,266
	Chemours Co.	214,409	3,879
	PolyOne Corp.	100,789	3,708
	Olin Corp.	214,280	3,696
	Sensient Technologies Corp.	55,125	3,643
	Westlake Chemical Corp.	50,517	3,544
	Commercial Metals Co.	154,204	3,434
	HB Fuller Co.	66,336	3,421
*	Element Solutions Inc.	287,265	3,355
	Innospec Inc.	31,924	3,302
	Cabot Corp.	68,049	3,234
	Carpenter Technology Corp.	61,859	3,079
^	Cleveland-Cliffs Inc.	351,196	2,950
	Quaker Chemical Corp.	16,834	2,770
	Domtar Corp.	70,968	2,714
	Compass Minerals International Inc.	44,516	2,714
	Minerals Technologies Inc.	45,358	2,614
	Stepan Co.	25,482	2,610
	United States Steel Corp.	219,641	2,506
*	Coeur Mining Inc.	287,571	2,324
	Kaiser Aluminum Corp.	19,622	2,176
	Hecla Mining Co.	616,625	2,090
	Worthington Industries Inc.	47,912	2,021
*	GCP Applied Technologies Inc.	78,197	1,776
	Schweitzer-Mauduit International Inc.	40,124	1,685
*	Ferro Corp.	108,913	1,615
	Neenah Inc.	21,788	1,535
	Materion Corp.	25,771	1,532
	Warrior Met Coal Inc.	65,051	1,375
	Arch Coal Inc. Class A	18,668	1,339
*	AK Steel Holding Corp.	402,949	1,326
	Tronox Holdings plc Class A	110,209	1,259

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Chase Corp.	9,010	1,067
	PH Glatfelter Co.	58,121	1,064
*	Kraton Corp.	40,829	1,034
*	Koppers Holdings Inc.	26,803	1,024
	GrafTech International Ltd.	87,250	1,014
*	PQ Group Holdings Inc.	52,276	898
	Tredegar Corp.	39,209	876
	Peabody Energy Corp.	94,485	862
	Innophos Holdings Inc.	24,922	797
*	Verso Corp.	43,483	784
	Schnitzer Steel Industries Inc.	31,975	693
	American Vanguard Corp.	35,357	688
	SunCoke Energy Inc.	109,237	681
*	AdvanSix Inc.	33,616	671
	Haynes International Inc.	16,791	601
	US Silica Holdings Inc.	96,546	594
	Hawkins Inc.	12,906	591
*	OMNOVA Solutions Inc.	52,637	532
*	Clearwater Paper Corp.	22,649	484
*	CONSOL Energy Inc.	32,541	472
*	Century Aluminum Co.	62,625	471
	FutureFuel Corp.	36,222	449
	Kronos Worldwide Inc.	30,597	410
	Gold Resource Corp.	68,800	381
*	TimkenSteel Corp.	45,826	360
*	Resolute Forest Products Inc.	74,075	311
*	Intrepid Potash Inc.	112,982	306
	Rayonier Advanced Materials Inc.	68,586	263
	Olympic Steel Inc.	13,827	248
*	Uranium Energy Corp.	255,317	235
*	Contura Energy Inc.	23,876	216
*,^	Energy Fuels Inc.	109,583	209
*	Ryerson Holding Corp.	17,637	209
*,^	ChromaDex Corp.	46,038	198
	Northern Technologies International Corp.	12,332	173
*	LSB Industries Inc.	38,041	160
*	Synalloy Corp.	11,687	151
*	Universal Stainless & Alloy Products Inc.	9,128	136
*,^	Ur-Energy Inc.	192,839	113
*	AgroFresh Solutions Inc.	43,901	113
*	Marrone Bio Innovations Inc.	87,556	88
	Hallador Energy Co.	29,570	88
*,^	Hi-Crush Inc.	90,037	79
	Friedman Industries Inc.	12,162	73
	United-Guardian Inc.	2,927	58
*,^	Golden Minerals Co.	174,185	54
*	Ampco-Pittsburgh Corp.	17,598	53
*	Ramaco Resources Inc.	12,183	44
*	NL Industries Inc.	9,862	39
*	Ikonics Corp.	3,253	17
*	Solitario Zinc Corp.	56,237	17
*	General Moly Inc.	71,757	16
*	Paramount Gold Nevada Corp.	45	—
			892,973
Consumer Goods (7.9%)
	Procter & Gamble Co.	3,225,260	402,835
	Coca-Cola Co.	4,988,751	276,127
	PepsiCo Inc.	1,803,549	246,491
	Philip Morris International Inc.	2,012,160	171,215
	NIKE Inc. Class B	1,610,198	163,129
	Altria Group Inc.	2,415,215	120,543
	Mondelez International Inc. Class A	1,862,293	102,575
*	Tesla Inc.	186,142	77,869
	Colgate-Palmolive Co.	1,108,531	76,311
	Kimberly-Clark Corp.	443,279	60,973
	General Motors Co.	1,661,759	60,820
	Estee Lauder Cos. Inc. Class A	287,278	59,334
	Activision Blizzard Inc.	994,230	59,077
	Ford Motor Co.	5,046,114	46,929
	VF Corp.	438,865	43,737
	General Mills Inc.	782,038	41,886
*	Electronic Arts Inc.	377,563	40,592
	Constellation Brands Inc. Class A	195,159	37,031
*	Lululemon Athletica Inc.	150,300	34,820
	Tyson Foods Inc. Class A	381,765	34,756
	Archer-Daniels-Midland Co.	721,617	33,447
	Aptiv plc	329,472	31,290
*	Monster Beverage Corp.	485,522	30,855
	Corteva Inc.	966,741	28,577
	Hershey Co.	192,236	28,255
	Kraft Heinz Co.	872,560	28,035
	McCormick & Co. Inc.	159,903	27,140
	Brown-Forman Corp. Class B	377,430	25,514
	Clorox Co.	161,655	24,821
	DR Horton Inc.	451,544	23,819
	Kellogg Co.	329,930	22,818
	Church & Dwight Co. Inc.	318,651	22,414
	Conagra Brands Inc.	627,419	21,483
	Lennar Corp. Class A	352,757	19,680

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Genuine Parts Co.	179,354	19,053
	Garmin Ltd.	186,156	18,161
*	Take-Two Interactive Software Inc.	146,254	17,906
	Hasbro Inc.	166,282	17,561
*	NVR Inc.	4,551	17,332
	Lamb Weston Holdings Inc.	189,717	16,321
	Hormel Foods Corp.	346,638	15,637
	JM Smucker Co.	139,701	14,547
	PulteGroup Inc.	331,216	12,851
*	LKQ Corp.	356,635	12,732
	Campbell Soup Co.	251,998	12,454
	Molson Coors Brewing Co. Class B	226,911	12,231
	Whirlpool Corp.	82,285	12,140
	Fortune Brands Home & Security Inc.	180,041	11,764
*	US Foods Holding Corp.	279,635	11,714
	BorgWarner Inc.	262,500	11,387
	Lear Corp.	77,850	10,681
^	Keurig Dr Pepper Inc.	362,007	10,480
	Pool Corp.	48,818	10,368
*	Mohawk Industries Inc.	74,488	10,159
	PVH Corp.	96,313	10,127
	Bunge Ltd.	173,158	9,965
	Tapestry Inc.	352,831	9,516
	Gentex Corp.	327,194	9,482
	Newell Brands Inc.	490,978	9,437
*	Post Holdings Inc.	82,937	9,048
*	WABCO Holdings Inc.	66,704	9,038
	Leggett & Platt Inc.	169,184	8,600
	Ingredion Inc.	86,383	8,029
*	Middleby Corp.	72,285	7,917
	Polaris Inc.	74,879	7,615
	Harley-Davidson Inc.	199,057	7,403
*	Skechers U.S.A. Inc. Class A	170,669	7,371
*,^	Wayfair Inc.	81,021	7,322
	Ralph Lauren Corp. Class A	60,301	7,068
*	Capri Holdings Ltd.	184,573	7,041
	Hanesbrands Inc.	463,638	6,885
	Toll Brothers Inc.	166,143	6,564
*	Zynga Inc. Class A	1,071,234	6,556
	Carter’s Inc.	57,430	6,279
*	Deckers Outdoor Corp.	37,097	6,264
	Brunswick Corp.	102,578	6,153
*	Herbalife Nutrition Ltd.	127,886	6,096
*	Mattel Inc.	448,741	6,080
*	Darling Ingredients Inc.	210,758	5,918
*	Helen of Troy Ltd.	32,436	5,832
*	Under Armour Inc. Class A	265,777	5,741
*	Tempur Sealy International Inc.	63,066	5,491
	Valvoline Inc.	241,687	5,175
	Thor Industries Inc.	68,542	5,092
	Flowers Foods Inc.	233,659	5,080
	Goodyear Tire & Rubber Co.	302,719	4,709
	Sanderson Farms Inc.	25,653	4,521
	Coty Inc. Class A	390,312	4,391
*	Under Armour Inc. Class C	222,943	4,276
	Steven Madden Ltd.	98,262	4,226
*	Boston Beer Co. Inc. Class A	10,847	4,099
	Columbia Sportswear Co.	39,988	4,006
	Lancaster Colony Corp.	25,003	4,003
	Energizer Holdings Inc.	79,286	3,982
*,^	Beyond Meat Inc.	52,091	3,938
	Spectrum Brands Holdings Inc.	60,403	3,883
	KB Home	108,348	3,713
*	Crocs Inc.	85,665	3,589
	J&J Snack Foods Corp.	19,423	3,579
*	TreeHouse Foods Inc.	73,789	3,579
	Dana Inc.	189,199	3,443
	WD-40 Co.	17,566	3,410
	Wolverine World Wide Inc.	100,353	3,386
	LCI Industries	31,195	3,342
*	Fox Factory Holding Corp.	47,761	3,323
	Herman Miller Inc.	76,766	3,197
*	Visteon Corp.	36,720	3,180
	Kontoor Brands Inc.	73,236	3,075
	Nu Skin Enterprises Inc. Class A	71,778	2,941
*	Meritage Homes Corp.	47,287	2,890
*	Taylor Morrison Home Corp. Class A	131,762	2,880
*	Dorman Products Inc.	36,416	2,757
*	TRI Pointe Group Inc.	176,834	2,755
*	Freshpet Inc.	44,751	2,644
*	Hain Celestial Group Inc.	99,883	2,592
	Callaway Golf Co.	122,042	2,587
*	Meritor Inc.	98,774	2,587
*	Welbilt Inc.	161,470	2,521
	MDC Holdings Inc.	65,980	2,518
	O-I Glass Inc.	203,107	2,423
	Steelcase Inc. Class A	110,517	2,261
*	Edgewell Personal Care Co.	70,454	2,181
	Winnebago Industries Inc.	40,915	2,168
*	Cavco Industries Inc.	11,001	2,149

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	American Woodmark Corp.	20,397	2,132
*	Skyline Champion Corp.	65,076	2,063
*	Hostess Brands Inc. Class A	140,969	2,050
	HNI Corp.	54,531	2,043
*	Pilgrim’s Pride Corp.	61,884	2,025
	Vector Group Ltd.	151,062	2,023
	La-Z-Boy Inc.	62,938	1,981
*	G-III Apparel Group Ltd.	57,977	1,942
	Cooper Tire & Rubber Co.	67,056	1,928
*	Fitbit Inc. Class A	289,982	1,905
*	Gentherm Inc.	41,474	1,841
	Calavo Growers Inc.	20,015	1,813
*	LGI Homes Inc.	24,846	1,755
*,^	iRobot Corp.	34,637	1,754
	Coca-Cola Consolidated Inc.	6,148	1,746
*,^	YETI Holdings Inc.	49,905	1,736
*	Sleep Number Corp.	35,121	1,729
	Universal Corp.	30,276	1,728
	Inter Parfums Inc.	23,362	1,699
*	American Axle & Manufacturing Holdings Inc.	149,117	1,605
	Medifast Inc.	14,364	1,574
	Oxford Industries Inc.	20,822	1,570
	Cal-Maine Foods Inc.	36,081	1,542
^	B&G Foods Inc.	85,806	1,539
	Knoll Inc.	60,764	1,535
*	Central Garden & Pet Co. Class A	51,071	1,499
*	Sonos Inc.	92,627	1,447
	Acushnet Holdings Corp.	44,362	1,442
*	Delphi Technologies plc	111,629	1,432
	Fresh Del Monte Produce Inc.	40,481	1,416
*	M/I Homes Inc.	35,317	1,390
	Seaboard Corp.	316	1,343
*	USANA Health Sciences Inc.	16,541	1,299
	Standard Motor Products Inc.	24,113	1,283
	Interface Inc. Class A	75,497	1,252
	Lennar Corp. Class B	26,476	1,183
*	BellRing Brands Inc. Class A	53,063	1,130
	ACCO Brands Corp.	118,691	1,111
*	Malibu Boats Inc. Class A	27,074	1,109
	Sturm Ruger & Co. Inc.	22,596	1,063
*	Stoneridge Inc.	35,661	1,046
	John B Sanfilippo & Son Inc.	11,313	1,033
	Levi Strauss & Co. Class A	52,673	1,016
	Andersons Inc.	39,199	991
	Kimball International Inc. Class B	45,936	949
*	Glu Mobile Inc.	153,468	928
*	Century Communities Inc.	33,596	919
	Tenneco Inc. Class A	68,314	895
*	Universal Electronics Inc.	16,755	876
	MGP Ingredients Inc.	17,351	841
*	William Lyon Homes Class A	42,031	840
	Tootsie Roll Industries Inc.	23,620	806
*,^	National Beverage Corp.	14,863	758
*	Cooper-Standard Holdings Inc.	20,298	673
*,^	GoPro Inc. Class A	148,963	647
	Phibro Animal Health Corp. Class A	25,975	645
*	elf Beauty Inc.	39,777	642
*	American Outdoor Brands Corp.	66,885	621
	Ethan Allen Interiors Inc.	32,027	610
	Camping World Holdings Inc. Class A	40,403	596
*	Beazer Homes USA Inc.	41,497	586
	National Presto Industries Inc.	6,616	585
*	Vista Outdoor Inc.	74,970	561
*	Motorcar Parts of America Inc.	24,983	550
	Tupperware Brands Corp.	62,994	540
*	Primo Water Corp.	45,267	508
*	Unifi Inc.	19,978	505
*	Modine Manufacturing Co.	63,161	486
	Johnson Outdoors Inc.Class A	6,252	480
*	Central Garden & Pet Co.	15,049	468
*	Fossil Group Inc.	58,151	458
	Movado Group Inc.	20,973	456
*	Arlo Technologies Inc.	104,997	442
	Clarus Corp.	31,540	428
*	Green Brick Partners Inc.	36,354	417
	Hooker Furniture Corp.	15,264	392

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Funko Inc. Class A	22,653	389
*	Vera Bradley Inc.	32,558	384
	Limoneira Co.	19,434	374
*	Seneca Foods Corp. Class A	9,066	370
*	MasterCraft Boat Holdings Inc.	22,563	355
	Turning Point Brands Inc.	11,328	324
*,^	Akoustis Technologies Inc.	36,977	296
	Rocky Brands Inc.	9,372	276
*	ZAGG Inc.	33,366	271
*	Delta Apparel Inc.	8,147	253
	Titan International Inc.	69,292	251
	Oil-Dri Corp. of America	6,706	243
*	Craft Brew Alliance Inc.	14,279	236
	Bassett Furniture Industries Inc.	13,657	228
*	Lifevantage Corp.	13,782	215
*	Farmer Brothers Co.	13,920	210
	Hamilton Beach Brands Holding Co. Class A	10,712	205
*,^	Celsius Holdings Inc.	40,834	197
	Weyco Group Inc.	7,434	197
	Flexsteel Industries Inc.	9,749	194
	Culp Inc.	13,935	190
	Superior Group of Cos. Inc.	13,164	178
*	XPEL Inc.	11,917	175
*	Lovesac Co.	10,720	172
*	Veru Inc.	50,532	169
*,^	22nd Century Group Inc.	148,514	163
	Marine Products Corp.	10,544	152
*,^	New Age Beverages Corp.	83,110	151
*	Eastman Kodak Co.	29,730	138
	Acme United Corp.	5,355	127
*	Hovnanian Enterprises Inc. Class A	5,849	122
*,^	Revlon Inc. Class A	5,671	121
	Escalade Inc.	12,067	119
*	Legacy Housing Corp.	7,084	118
	Superior Industries International Inc.	30,144	111
	Lifetime Brands Inc.	15,628	109
*	Vince Holding Corp.	6,249	108
	Strattec Security Corp.	4,533	101
*,^	Pyxus International Inc.	10,911	98
	Alico Inc.	2,633	94
*	Lakeland Industries Inc.	7,656	83
*	Natural Alternatives International Inc.	10,100	81
*	New Home Co. Inc.	17,246	80
*	US Auto Parts Network Inc.	35,456	78
*	Nature’s Sunshine Products Inc.	8,635	77
*	Nautilus Inc.	39,087	68
*	LS Starrett Co. Class A	11,175	64
*	Shiloh Industries Inc.	17,046	61
*,^	Vuzix Corp.	30,030	60
*	S&W Seed Co.	24,763	52
*	Garrett Motion Inc.	5,131	51
*	RiceBran Technologies	33,557	49
*	Libbey Inc.	31,918	46
*	Core Molding Technologies Inc.	12,449	40
	Kewaunee Scientific Corp.	2,881	39
	Unique Fabricating Inc.	9,987	39
*	Bridgford Foods Corp.	1,495	37
*	Tandy Leather Factory Inc.	5,825	33
*,^	cbdMD Inc.	14,701	33
	Crown Crafts Inc.	4,478	28
*	Emerson Radio Corp.	32,812	27
*	JAKKS Pacific Inc.	24,492	25
*	Reed’s Inc.	27,690	25
*	Zedge Inc. Class B	14,083	22
*	Centric Brands Inc.	9,467	21
	Rocky Mountain Chocolate Factory Inc.	1,888	17
*	Lifeway Foods Inc.	7,962	16
	CompX International Inc.	1,065	16
*	Nova Lifestyle Inc.	8,110	15
*	Charles & Colvard Ltd.	9,432	13
*,^	Sequential Brands Group Inc.	33,489	11
*	Lipocine Inc.	24,909	10
*	Coffee Holding Co. Inc.	1,503	7
*	Willamette Valley Vineyards Inc.	800	6
*	Cyanotech Corp.	997	2
	Mannatech Inc.	100	2
*	Innovate Biopharmaceuticals Inc.	200	—
			3,250,935
Consumer Services (13.2%)
*	Amazon.com Inc.	544,986	1,007,047
	Walt Disney Co.	2,330,866	337,113
	Home Depot Inc.	1,409,767	307,865
	Comcast Corp. Class A	5,872,382	264,081
	Walmart Inc.	1,839,682	218,628
	McDonald’s Corp.	973,601	192,393
*	Netflix Inc.	566,289	183,234
	Costco Wholesale Corp.	567,874	166,910
	Starbucks Corp.	1,448,958	127,392

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	CVS Health Corp.	1,683,350	125,056
	Lowe’s Cos. Inc.	997,259	119,432
*	Booking Holdings Inc.	54,057	111,018
*	Charter Communications Inc. Class A	194,599	94,396
	TJX Cos. Inc.	1,402,120	85,613
	Target Corp.	653,911	83,838
	Walgreens Boots Alliance Inc.	980,324	57,800
	Ross Stores Inc.	465,059	54,142
	Sysco Corp.	627,100	53,642
	Dollar General Corp.	332,093	51,800
	Marriott International Inc. Class A	339,172	51,361
	Delta Air Lines Inc.	753,500	44,065
*	O’Reilly Automotive Inc.	97,742	42,836
	Hilton Worldwide Holdings Inc.	365,279	40,513
	Yum! Brands Inc.	392,007	39,487
*	Uber Technologies Inc.	1,327,620	39,483
*	AutoZone Inc.	30,666	36,533
	eBay Inc.	1,001,230	36,154
	Las Vegas Sands Corp.	495,907	34,237
	Southwest Airlines Co.	612,381	33,056
	McKesson Corp.	232,659	32,181
*	Chipotle Mexican Grill Inc. Class A	35,945	30,090
	Kroger Co.	1,037,435	30,075
	ViacomCBS Inc. Class B	701,683	29,450
	Royal Caribbean Cruises Ltd.	215,684	28,796
*	Dollar Tree Inc.	305,726	28,754
	Carnival Corp.	508,481	25,846
	Best Buy Co. Inc.	289,381	25,408
*	Copart Inc.	271,517	24,692
*	United Airlines Holdings Inc.	277,057	24,406
	Omnicom Group Inc.	279,655	22,658
	MGM Resorts International	604,442	20,110
	Tiffany & Co.	148,154	19,801
	Expedia Group Inc.	180,575	19,527
*	Burlington Stores Inc.	85,346	19,461
*	CarMax Inc.	213,985	18,760
*	Ulta Beauty Inc.	71,567	18,116
*	Liberty Broadband Corp.	142,705	17,945
	Darden Restaurants Inc.	157,959	17,219
	Fox Corp. Class A	459,628	17,038
	Wynn Resorts Ltd.	117,491	16,316
*	Norwegian Cruise Line Holdings Ltd.	277,538	16,211
	AmerisourceBergen Corp. Class A	186,593	15,864
	Domino’s Pizza Inc.	53,049	15,585
*	Roku Inc.	112,622	15,080
	American Airlines Group Inc.	504,023	14,455
	Tractor Supply Co.	153,617	14,354
	Aramark	322,441	13,994
*	Discovery Inc. Series C	449,728	13,712
	Advance Auto Parts Inc.	84,683	13,563
*	Trade Desk Inc. Class A	51,735	13,440
	FactSet Research Systems Inc.	49,500	13,281
*	Live Nation Entertainment Inc.	178,829	12,781
	Vail Resorts Inc.	51,759	12,413
*	Liberty Media Corp-Liberty Formula One	261,373	12,014
	Interpublic Group of Cos. Inc.	496,764	11,475
*	Bright Horizons Family Solutions Inc.	75,212	11,304
*	Lyft Inc. Class A	262,588	11,297
*	Altice USA Inc. Class A	412,325	11,273
*	DISH Network Corp. Class A	309,225	10,968
	Alaska Air Group Inc.	159,172	10,784
	Kohl’s Corp.	208,207	10,608
	Service Corp. International	223,658	10,295
^	Sirius XM Holdings Inc.	1,423,054	10,175
*	Liberty Media Corp-Liberty SiriusXM Class C	208,496	10,037
	Cable One Inc.	6,617	9,849
*	Liberty Broadband Corp. Class A	76,932	9,583
*	Caesars Entertainment Corp.	693,438	9,431
	Nielsen Holdings plc	454,937	9,235
*	Five Below Inc.	71,867	9,189
	News Corp. Class A	642,786	9,089
	Dunkin’ Brands Group Inc.	107,228	8,100
*	IAA Inc.	171,759	8,083
*	Performance Food Group Co.	154,574	7,957
*	Planet Fitness Inc. Class A	105,818	7,902
	Wyndham Hotels & Resorts Inc.	125,397	7,876
	Sabre Corp.	350,479	7,865
	Casey’s General Stores Inc.	47,614	7,570
	Williams-Sonoma Inc.	101,051	7,421

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Fox Corp. Class B	201,757	7,344
*	JetBlue Airways Corp.	375,618	7,032
*	Etsy Inc.	155,851	6,904
*	Madison Square Garden Co. Class A	23,467	6,904
*	ServiceMaster Global Holdings Inc.	175,043	6,767
	Macy’s Inc.	395,415	6,722
	Nexstar Media Group Inc. Class A	56,867	6,668
	Gap Inc.	369,287	6,529
	Rollins Inc.	190,058	6,302
	Wyndham Destinations Inc.	119,463	6,175
	Marriott Vacations Worldwide Corp.	47,504	6,117
*	Discovery Inc. Series A	185,829	6,084
	H&R Block Inc.	257,625	6,049
*	Grand Canyon Education Inc.	63,061	6,041
	Churchill Downs Inc.	43,726	5,999
*	Carvana Co. Class A	64,755	5,961
*	GrubHub Inc.	119,062	5,791
	New York Times Co. Class A	178,475	5,742
^	Nordstrom Inc.	140,105	5,734
	Foot Locker Inc.	142,674	5,563
*	Chegg Inc.	144,473	5,477
	Dolby Laboratories Inc. Class A	79,605	5,477
	L Brands Inc.	301,038	5,455
*	Floor & Decor Holdings Inc. Class A	105,661	5,369
*	Liberty Media Corp-Liberty SiriusXM Class A	108,908	5,265
	Wendy’s Co.	232,896	5,173
*	frontdoor Inc.	108,535	5,147
*	AutoNation Inc.	103,680	5,042
	Aaron’s Inc.	87,501	4,997
	Choice Hotels International Inc.	46,444	4,804
*,^	Eldorado Resorts Inc.	80,399	4,795
	Cracker Barrel Old Country Store Inc.	31,130	4,786
	Texas Roadhouse Inc. Class A	84,664	4,768
	Six Flags Entertainment Corp.	103,370	4,663
	TEGNA Inc.	277,381	4,629
*,^	Ollie’s Bargain Outlet Holdings Inc.	70,259	4,589
*	Murphy USA Inc.	39,196	4,586
	Cinemark Holdings Inc.	134,870	4,565
	AMERCO	11,514	4,327
	Strategic Education Inc.	27,209	4,324
*	Qurate Retail Group Inc. QVC Group Class A	508,889	4,290
*	RH	19,952	4,260
	Hyatt Hotels Corp. Class A	47,207	4,235
	Morningstar Inc.	27,546	4,168
	TripAdvisor Inc.	136,139	4,136
	SkyWest Inc.	63,984	4,135
*	BJ’s Wholesale Club Holdings Inc.	180,311	4,100
	Lithia Motors Inc. Class A	27,646	4,064
*	LiveRamp Holdings Inc.	84,410	4,058
^	World Wrestling Entertainment Inc.Class A	61,720	4,004
*	Hilton Grand Vacations Inc.	108,350	3,726
	Dick’s Sporting Goods Inc.	75,288	3,726
*	Cargurus Inc.	104,302	3,669
*	Spirit Airlines Inc.	90,418	3,645
*	Penn National Gaming Inc.	142,122	3,633
	KAR Auction Services Inc.	166,497	3,628
	Extended Stay America Inc.	238,484	3,544
	Graham Holdings Co. Class B	5,367	3,429
	Wingstop Inc.	38,695	3,337
*	National Vision Holdings Inc.	100,678	3,265
	Monro Inc.	40,905	3,199
*	Yelp Inc. Class A	88,988	3,099
*	Simply Good Foods Co.	106,656	3,044
	Boyd Gaming Corp.	101,074	3,026
	John Wiley & Sons Inc. Class A	61,282	2,973
*	Sprouts Farmers Market Inc.	153,162	2,964
	Allegiant Travel Co. Class A	16,959	2,952
	American Eagle Outfitters Inc.	200,480	2,947
*	Sally Beauty Holdings Inc.	158,211	2,887
*	Asbury Automotive Group Inc.	25,364	2,835
	Hillenbrand Inc.	83,968	2,797
^	Bed Bath & Beyond Inc.	160,050	2,769

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Sinclair Broadcast Group Inc. Class A	82,279	2,743
*	Laureate Education Inc. Class A	145,160	2,556
*	Adtalem Global Education Inc.	71,655	2,506
	Jack in the Box Inc.	32,029	2,499
*	Gray Television Inc.	116,153	2,490
	Bloomin’ Brands Inc.	108,906	2,404
*	Avis Budget Group Inc.	74,391	2,398
*	WW International Inc.	60,944	2,329
	Group 1 Automotive Inc.	22,730	2,273
*	Shake Shack Inc. Class A	37,308	2,222
	Penske Automotive Group Inc.	43,578	2,188
*	Urban Outfitters Inc.	77,006	2,138
*	AMC Networks Inc. Class A	52,798	2,086
	PriceSmart Inc.	29,297	2,081
	Brinker International Inc.	48,559	2,039
	Cheesecake Factory Inc.	52,334	2,034
	Red Rock Resorts Inc. Class A	84,488	2,023
*	SeaWorld Entertainment Inc.	63,558	2,015
*	Hertz Global Holdings Inc.	126,272	1,989
	Office Depot Inc.	700,237	1,919
*	Scientific Games Corp.	70,524	1,889
*	2U Inc.	77,821	1,867
	Rent-A-Center Inc.	63,628	1,835
	Papa John’s International Inc.	29,050	1,834
	Viad Corp.	27,020	1,824
*,^	Stitch Fix Inc. Class A	69,512	1,784
	Dine Brands Global Inc.	21,159	1,767
*	Stamps.com Inc.	20,912	1,747
*	Career Education Corp.	91,573	1,684
	Hawaiian Holdings Inc.	57,376	1,681
*	Chewy Inc.	57,061	1,655
	Meredith Corp.	50,386	1,636
	Core-Mark Holding Co. Inc.	59,132	1,608
*	Boot Barn Holdings Inc.	35,578	1,584
*	Herc Holdings Inc.	31,206	1,527
	Abercrombie & Fitch Co.	87,266	1,509
	Matthews International Corp. Class A	39,299	1,500
	Big Lots Inc.	51,901	1,491
*	Accel Entertainment Inc.	118,316	1,479
	Signet Jewelers Ltd.	67,818	1,474
	Dave & Buster’s Entertainment Inc.	36,265	1,457
*	Denny's Corp.	72,115	1,434
*	Groupon Inc. Class A	590,125	1,410
*	Liberty Media Corp-Liberty Braves Class C	46,960	1,387
*	Lions Gate Entertainment Corp. Class B	139,352	1,384
*,^	Peloton Interactive Inc. Class A	48,583	1,380
*,^	Trupanion Inc.	36,445	1,365
	Guess? Inc.	58,634	1,312
*	Clear Channel Outdoor Holdings Inc.	456,973	1,307
	Designer Brands Inc. Class A	81,816	1,288
*	SP Plus Corp.	30,277	1,285
*	Liberty Media Corp-Liberty Formula One Class A	29,057	1,272
*	Chefs’ Warehouse Inc.	32,666	1,245
^	Children’s Place Inc.	19,685	1,231
	Caleres Inc.	50,389	1,197
*	Grocery Outlet Holding Corp.	36,434	1,182
*	iHeartMedia Inc. Class A	68,124	1,151
*	Cars.com Inc.	89,985	1,100
^	Rite Aid Corp.	68,257	1,056
^	Buckle Inc.	38,683	1,046
	EW Scripps Co. Class A	66,490	1,045
*	Genesco Inc.	21,594	1,035
	BJ’s Restaurants Inc.	27,020	1,026
*	K12 Inc.	49,792	1,013
*	Upwork Inc.	94,121	1,004
	Gannett Co. Inc.	156,563	999
*	MSG Networks Inc.	57,358	998
	Scholastic Corp.	25,820	993
^	Dillard’s Inc. Class A	12,580	924
*	Zumiez Inc.	26,585	918
	Marcus Corp.	28,693	912
*	Quotient Technology Inc.	89,774	885
	Ingles Markets Inc.Class A	18,540	881
	Sonic Automotive Inc. Class A	28,104	871
*	Providence Service Corp.	14,656	867
*	America’s Car-Mart Inc.	7,839	860
*	Michaels Cos. Inc.	105,803	856
*	ANGI Homeservices Inc. Class A	99,115	839
*	Houghton Mifflin Harcourt Co.	132,988	831
	Weis Markets Inc.	20,393	826

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	QuinStreet Inc.	53,119	813
*,^	Lions Gate Entertainment Corp. Class A	75,889	809
*	TechTarget Inc.	29,636	773
	Entercom Communications Corp. Class A	165,098	766
	Ruth’s Hospitality Group Inc.	34,880	759
*	Monarch Casino & Resort Inc.	14,999	728
*	BrightView Holdings Inc.	42,881	723
^	GameStop Corp. Class A	118,314	719
	National CineMedia Inc.	97,914	714
*,^	HF Foods Group Inc.	36,349	709
*	Hibbett Sports Inc.	24,888	698
*	Liberty TripAdvisor Holdings Inc. Class A	92,750	682
	Twin River Worldwide Holdings Inc.	25,053	643
	Winmark Corp.	3,224	639
*	Lindblad Expeditions Holdings Inc.	38,443	629
*	United Natural Foods Inc.	70,506	618
	SpartanNash Co.	43,063	613
	PetMed Express Inc.	25,867	608
	Chico’s FAS Inc.	155,908	594
*	TrueCar Inc.	124,898	593
*	Regis Corp.	33,063	591
*	MarineMax Inc.	34,528	576
*	Care.com Inc.	37,988	571
	Carriage Services Inc. Class A	22,283	570
*	Red Robin Gourmet Burgers Inc.	17,148	566
*	American Public Education Inc.	20,608	564
*	Chuy’s Holdings Inc.	21,164	549
*	Digital Turbine Inc.	76,118	543
^	AMC Entertainment Holdings Inc. Class A	68,114	493
*	1-800-Flowers.com Inc.Class A	33,447	485
*	Rubicon Project Inc.	59,072	482
	Cato Corp. Class A	27,138	472
*	Golden Entertainment Inc.	24,266	466
*	Avid Technology Inc.	53,656	460
*	Express Inc.	92,829	452
*,^	JC Penney Co. Inc.	399,803	448
	Haverty Furniture Cos. Inc.	21,912	442
	Shoe Carnival Inc.	11,621	433
*	El Pollo Loco Holdings Inc.	28,309	429
*,^	RealReal Inc.	22,242	419
*	PlayAGS Inc.	33,944	412
*	Clean Energy Fuels Corp.	173,089	405
*	Sportsman’s Warehouse Holdings Inc.	50,235	403
*,^	At Home Group Inc.	72,176	397
*	Liberty Media Corp-Liberty Braves Class A	12,633	375
*	Lumber Liquidators Holdings Inc.	37,719	369
	Citi Trends Inc.	15,639	362
	Emerald Expositions Events Inc.	33,529	354
*	Titan Machinery Inc.	23,701	350
*	Hemisphere Media Group Inc. Class A	23,290	346
*	Carrols Restaurant Group Inc.	45,917	324
*	Del Taco Restaurants Inc.	40,866	323
	Tilly’s Inc. Class A	26,075	319
*	Cumulus Media Inc. Class A	18,126	318
*	comScore Inc.	64,187	317
*	Daily Journal Corp.	1,074	312
	Nathan’s Famous Inc.	4,297	305
	News Corp. Class B	20,945	304
	Tribune Publishing Co.	22,480	296
*	GNC Holdings Inc. Class A	108,755	294
*	Conn’s Inc.	23,654	293
*,^	Revolve Group Inc.	15,746	289
*	Diplomat Pharmacy Inc.	72,069	288
*	Reading International Inc. Class A	25,341	284
*	Fiesta Restaurant Group Inc.	28,153	278
^	Tailored Brands Inc.	65,399	271
*	Drive Shack Inc.	72,521	265
*	Century Casinos Inc.	33,152	263
*	Habit Restaurants Inc. Class A	25,017	261
*	EverQuote Inc. Class A	7,576	260
*,^	Overstock.com Inc.	36,773	259
	Village Super Market Inc. Class A	10,801	251
*	Noodles & Co. Class A	45,019	249
*	Mesa Air Group Inc.	27,731	248
*	Stage Stores Inc.	30,218	245

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Boston Omaha Corp. Class A	11,274	237
	RCI Hospitality Holdings Inc.	11,477	235
	Entravision Communications Corp. Class A	88,548	232
*	Liquidity Services Inc.	38,017	227
	Collectors Universe Inc.	9,794	226
	Saga Communications Inc. Class A	7,419	226
*	Lands’ End Inc.	13,310	224
*	MDC Partners Inc. Class A	75,511	210
*	Marchex Inc. Class B	52,492	198
*	J Alexander’s Holdings Inc.	20,016	191
*	Barnes & Noble Education Inc.	42,279	181
*,^	Party City Holdco Inc.	75,323	176
*	Duluth Holdings Inc.	16,259	171
*	Purple Innovation Inc. Class A	16,567	144
*	Gaia Inc. Class A	16,289	130
*	Tuesday Morning Corp.	69,632	129
*	Biglari Holdings Inc. Class B	1,078	123
*	Fluent Inc.	48,810	122
	Natural Grocers by Vitamin Cottage Inc.	11,815	117
*	Potbelly Corp.	27,369	115
*	Full House Resorts Inc.	31,564	106
*	Biglari Holdings Inc.	169	101
	Big 5 Sporting Goods Corp.	31,098	93
*	Lee Enterprises Inc.	63,800	91
*	Red Lion Hotels Corp.	23,892	89
*	Travelzoo	8,232	88
*	Container Store Group Inc.	20,580	87
*	Ascena Retail Group Inc.	11,104	85
	Townsquare Media Inc. Class A	8,492	85
*	Leaf Group Ltd.	20,217	81
*,^	Alkaline Water Co. Inc.	62,416	79
*	Luby’s Inc.	35,510	78
	AH Belo Corp. Class A	27,149	77
*	Build-A-Bear Workshop Inc.	23,091	75
	Ark Restaurants Corp.	3,264	72
*	Destination XL Group Inc.	55,225	71
*	Chicken Soup For The Soul Entertainment Inc.	8,803	70
*	Zovio Inc. Class A	32,556	67
	ViacomCBS Inc. Class A	1,300	58
*	Profire Energy Inc.	39,969	58
*	AutoWeb Inc.	20,942	52
*	Urban One Inc.	26,330	50
	Educational Development Corp.	8,052	50
*	HyreCar Inc.	18,083	48
*	BBQ Holdings Inc.	11,721	46
	CSS Industries Inc.	10,197	45
*	Emmis Communications Corp. Class A	11,066	45
*	RealNetworks Inc.	35,959	43
*	ONE Group Hospitality Inc.	10,901	40
*,^	Blink Charging Co.	20,953	39
*	A-Mark Precious Metals Inc.	4,552	38
^	Pier 1 Imports Inc.	5,698	36
*	Diversified Restaurant Holdings Inc.	34,766	36
*	Francesca’s Holdings Corp.	3,367	35
*	Youngevity International Inc.	10,582	34
*,^	SRAX Inc. Class A	13,612	34
*	Lazydays Holdings Inc.	7,816	34
*,^	Stein Mart Inc.	46,076	31
*	LiveXLive Media Inc.	18,705	29
*	Harte-Hanks Inc.	8,054	29
*	Town Sports International Holdings Inc.	16,370	28
*	iMedia Brands Inc.	6,855	27
*	Global Eagle Entertainment Inc.	53,015	27
*	RTW RetailWinds Inc.	31,748	25
*,^	Waitr Holdings Inc.	76,848	25
*	VistaGen Therapeutics Inc.	34,420	24
	J. Jill Inc.	20,843	24
*,^	Kirkland’s Inc.	17,778	22
*	Good Times Restaurants Inc.	13,056	21
*	Remark Holdings Inc.	29,949	15
*,^	Eastside Distilling Inc.	5,036	15
	Salem Media Group Inc. Class A	10,229	15
	Value Line Inc.	400	12
	Canterbury Park Holding Corp.	700	9
	Beasley Broadcast Group Inc. Class A	1,751	5
*	Insignia Systems Inc.	7,050	5
*	Monaker Group Inc.	1,980	4

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Interpace Diagnostics Group Inc.	7,860	4
*	Urban One Inc. Class A	1,680	3
			5,450,535
Financials (19.4%)
*	Berkshire Hathaway Inc.
	Class B	2,464,921	558,305
	JPMorgan Chase & Co.	3,851,651	536,920
	Visa Inc. Class A	2,214,284	416,064
	Bank of America Corp.	10,462,074	368,474
	Mastercard Inc. Class A	1,160,569	346,534
	Wells Fargo & Co.	4,920,194	264,706
	Citigroup Inc.	2,820,203	225,306
	American Tower Corp.	573,449	131,790
	US Bancorp	1,814,855	107,603
	Goldman Sachs Group Inc.	434,517	99,908
	American Express Co.	793,253	98,752
	Truist Financial Corp.	1,733,095	97,608
	CME Group Inc.	463,516	93,037
	S&P Global Inc.	315,865	86,247
	PNC Financial Services Group Inc.	508,377	81,152
	Morgan Stanley	1,564,793	79,992
	Chubb Ltd.	498,197	77,549
	Crown Castle International Corp.	538,386	76,532
	Prologis Inc.	816,033	72,741
	Marsh & McLennan Cos. Inc.	652,849	72,734
	Charles Schwab Corp.	1,491,938	70,957
	BlackRock Inc.	139,848	70,302
	Intercontinental Exchange Inc.	720,502	66,682
	Equinix Inc.	110,254	64,355
	Aon plc	303,757	63,270
	Capital One Financial Corp.	599,620	61,707
	American International Group Inc.	1,121,249	57,554
	Simon Property Group Inc.	376,951	56,151
	Progressive Corp.	755,948	54,723
	Bank of New York Mellon Corp.	1,071,245	53,916
	Moody’s Corp.	207,196	49,190
	Prudential Financial Inc.	518,682	48,621
	Aflac Inc.	901,886	47,710
	Blackstone Group LP	851,768	47,648
	Allstate Corp.	417,656	46,965
	MetLife Inc.	887,277	45,225
	Travelers Cos. Inc.	318,508	43,620
	Welltower Inc.	523,449	42,808
	Public Storage	192,289	40,950
	Equity Residential	484,020	39,167
	AvalonBay Communities Inc.	181,817	38,127
*	IHS Markit Ltd.	491,163	37,009
	State Street Corp.	446,831	35,344
	SBA Communications Corp. Class A	145,855	35,150
	T. Rowe Price Group Inc.	287,606	35,042
	Discover Financial Services	407,158	34,535
	Digital Realty Trust Inc.	268,731	32,178
	Realty Income Corp.	420,894	30,990
	Weyerhaeuser Co.	959,741	28,984
	Synchrony Financial	793,271	28,566
	Hartford Financial Services Group Inc.	466,184	28,330
	Fifth Third Bancorp	920,313	28,290
	Ventas Inc.	480,564	27,748
	Northern Trust Corp.	259,325	27,551
	Boston Properties Inc.	199,329	27,479
	Ameriprise Financial Inc.	164,911	27,471
	M&T Bank Corp.	161,147	27,355
	MSCI Inc. Class A	103,606	26,749
	First Republic Bank	220,011	25,840
	Essex Property Trust Inc.	85,626	25,761
	KeyCorp	1,272,450	25,754
*	CBRE Group Inc. Class A	407,424	24,971
	Alexandria Real Estate Equities Inc.	149,428	24,145
	Citizens Financial Group Inc.	564,406	22,921
	Arthur J Gallagher & Co.	240,560	22,909
	Healthpeak Properties Inc.	661,851	22,814
	Cincinnati Financial Corp.	214,587	22,564
	Equifax Inc.	156,797	21,970
	Regions Financial Corp.	1,252,474	21,492
	Invitation Homes Inc.	710,770	21,302
*	Arch Capital Group Ltd.	496,110	21,278
	KKR & Co. Inc. Class A	678,508	19,792
	Principal Financial Group Inc.	359,184	19,755
	Huntington Bancshares Inc.	1,309,052	19,741
*	Markel Corp.	17,061	19,504
	Mid-America Apartment Communities Inc.	147,815	19,491
	Sun Communities Inc.	121,876	18,294
	WP Carey Inc.	221,113	17,698
	UDR Inc.	378,947	17,697
	Annaly Capital Management Inc.	1,864,153	17,560

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	TD Ameritrade Holding Corp.	352,410	17,515
	MarketAxess Holdings Inc.	46,189	17,511
	Loews Corp.	331,720	17,412
	Host Hotels & Resorts Inc.	933,479	17,316
	Cboe Global Markets Inc.	144,057	17,287
*	SVB Financial Group	66,697	16,744
	Extra Space Storage Inc.	158,224	16,712
	Duke Realty Corp.	473,801	16,427
	Nasdaq Inc.	149,646	16,027
	Equity LifeStyle Properties Inc.	224,285	15,787
	Lincoln National Corp.	258,757	15,269
	Fidelity National Financial Inc.	335,337	15,208
	VICI Properties Inc.	589,167	15,053
	Ally Financial Inc.	484,860	14,817
	Vornado Realty Trust	220,722	14,678
	Everest Re Group Ltd.	52,804	14,618
	Western Union Co.	543,787	14,563
	Raymond James Financial Inc.	162,238	14,514
*	Alleghany Corp.	17,678	14,135
	Medical Properties Trust Inc.	658,708	13,905
	Regency Centers Corp.	217,090	13,696
	AXA Equitable Holdings Inc.	543,240	13,461
	Globe Life Inc.	127,015	13,368
	Comerica Inc.	185,809	13,332
	Camden Property Trust	125,187	13,282
	E*TRADE Financial Corp.	292,523	13,272
	Reinsurance Group of America Inc. Class A	80,112	13,063
*	Berkshire Hathaway Inc. Class A	38	12,904
	VEREIT Inc.	1,384,446	12,792
	Federal Realty Investment Trust	97,189	12,511
	AGNC Investment Corp.	703,933	12,446
	Apollo Global Management LLC	259,268	12,370
	WR Berkley Corp.	177,371	12,256
	Liberty Property Trust	202,268	12,146
	Brown & Brown Inc.	306,485	12,100
	National Retail Properties Inc.	221,139	11,857
	Iron Mountain Inc.	370,169	11,797
	Omega Healthcare Investors Inc.	277,858	11,767
	Jones Lang LaSalle Inc.	66,586	11,592
	SEI Investments Co.	174,919	11,454
	Zions Bancorp NA	220,404	11,443
	Kilroy Realty Corp.	136,086	11,418
	Gaming and Leisure Properties Inc.	263,898	11,361
	RenaissanceRe Holdings Ltd.	56,849	11,144
	Kimco Realty Corp.	525,430	10,882
	Voya Financial Inc.	170,793	10,415
	Assurant Inc.	79,040	10,361
	STORE Capital Corp.	275,467	10,258
	American Financial Group Inc.	92,488	10,141
	Apartment Investment & Management Co.	192,500	9,943
	Lamar Advertising Co. Class A	111,366	9,941
	LPL Financial Holdings Inc.	105,155	9,701
	People’s United Financial Inc.	572,570	9,676
	CyrusOne Inc.	146,018	9,554
	TCF Financial Corp.	203,179	9,509
	Douglas Emmett Inc.	214,593	9,421
	SL Green Realty Corp.	101,924	9,365
	East West Bancorp Inc.	189,083	9,208
	Commerce Bancshares Inc.	134,707	9,152
	Franklin Resources Inc.	352,058	9,146
	Signature Bank	66,854	9,133
	American Homes 4 Rent Class A	335,125	8,784
*	GCI Liberty Inc. Class A	123,480	8,749
	New Residential Investment Corp.	538,379	8,673
*	Athene Holding Ltd. Class A	184,017	8,654
	Starwood Property Trust Inc.	343,424	8,538
	Americold Realty Trust	241,960	8,483
	American Campus Communities Inc.	179,302	8,433
	Invesco Ltd.	467,296	8,402
	Prosperity Bancshares Inc.	116,065	8,344
	Old Republic International Corp.	366,031	8,188
	Brixmor Property Group Inc.	375,586	8,116
	First American Financial Corp.	137,339	8,010
	Park Hotels & Resorts Inc.	308,345	7,977

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Healthcare Trust of America Inc. Class A	262,074	7,936
	Cousins Properties Inc.	188,727	7,776
	CubeSmart	244,492	7,697
	Hudson Pacific Properties Inc.	200,044	7,532
	Popular Inc.	124,438	7,311
	Cullen/Frost Bankers Inc.	73,371	7,174
	Primerica Inc.	54,045	7,056
	Hanover Insurance Group Inc.	51,626	7,056
	Unum Group	241,032	7,028
	EPR Properties	99,429	7,024
	Synovus Financial Corp.	176,234	6,908
	First Industrial Realty Trust Inc.	165,104	6,853
	Western Alliance Bancorp	120,037	6,842
	New York Community Bancorp Inc.	567,118	6,817
	Highwoods Properties Inc.	138,166	6,758
*	Howard Hughes Corp.	52,984	6,718
	JBG SMITH Properties	167,683	6,689
	Jefferies Financial Group Inc.	310,770	6,641
	First Horizon National Corp.	400,969	6,640
	Radian Group Inc.	262,097	6,594
	Life Storage Inc.	60,745	6,577
*	Zillow Group Inc.	142,539	6,548
	Eaton Vance Corp.	140,159	6,544
	Rexford Industrial Realty Inc.	142,427	6,505
	EastGroup Properties Inc.	48,464	6,430
	Webster Financial Corp.	120,001	6,403
	Kemper Corp.	81,556	6,321
	MGIC Investment Corp.	445,488	6,313
	Essent Group Ltd.	121,047	6,293
	Spirit Realty Capital Inc.	127,120	6,252
	Blackstone Mortgage Trust Inc. Class A	166,202	6,186
	Axis Capital Holdings Ltd.	103,809	6,170
	Pinnacle Financial Partners Inc.	95,721	6,126
*	Credit Acceptance Corp.	13,744	6,079
	First Financial Bankshares Inc.	167,648	5,884
	PacWest Bancorp	153,320	5,868
	Valley National Bancorp	496,854	5,689
	CIT Group Inc.	123,290	5,626
	Healthcare Realty Trust Inc.	167,619	5,593
	Assured Guaranty Ltd.	114,001	5,588
*	Brighthouse Financial Inc.	141,995	5,570
	Lazard Ltd. Class A	139,267	5,565
	Sterling Bancorp	262,900	5,542
	Sabra Health Care REIT Inc.	259,426	5,536
	Ryman Hospitality Properties Inc.	63,070	5,466
	Erie Indemnity Co.Class A	32,892	5,460
	Glacier Bancorp Inc.	118,707	5,459
	Rayonier Inc.	166,168	5,444
	STAG Industrial Inc.	171,884	5,426
	FNB Corp.	419,141	5,323
	CoreSite Realty Corp.	47,346	5,308
	Affiliated Managers Group Inc.	61,767	5,234
	Stifel Financial Corp.	85,249	5,170
	Wintrust Financial Corp.	72,633	5,150
	Service Properties Trust	211,502	5,146
	United Bankshares Inc.	132,113	5,107
	Janus Henderson Group plc	208,867	5,107
	Hancock Whitney Corp.	116,018	5,091
	Two Harbors Investment Corp.	347,808	5,085
	IBERIABANK Corp.	67,793	5,073
	Umpqua Holdings Corp.	286,574	5,072
	Outfront Media Inc.	187,469	5,028
	SLM Corp.	563,075	5,017
	Bank of Hawaii Corp.	52,718	5,017
	Selective Insurance Group Inc.	76,750	5,003
	First Hawaiian Inc.	172,783	4,985
^	Macerich Co.	184,153	4,957
	Weingarten Realty Investors	158,175	4,941
	Equity Commonwealth	148,968	4,891
	RLI Corp.	54,257	4,884
	Chimera Investment Corp.	234,781	4,827
	Bank OZK	156,903	4,786
	Community Bank System Inc.	66,690	4,731
	Associated Banc-Corp	208,482	4,595
	BankUnited Inc.	125,617	4,593
	Terreno Realty Corp.	84,827	4,593
	Pebblebrook Hotel Trust	170,498	4,571
	White Mountains Insurance Group Ltd.	4,085	4,557
	Physicians Realty Trust	235,424	4,459
	Interactive Brokers Group Inc.	93,686	4,368

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	National Health Investors Inc.	53,087	4,326
	MFA Financial Inc.	564,174	4,316
	FirstCash Inc.	53,393	4,305
	Apple Hospitality REIT Inc.	263,173	4,277
	Corporate Office Properties Trust	144,870	4,256
	OneMain Holdings Inc.	99,551	4,196
	UMB Financial Corp.	60,996	4,187
	PS Business Parks Inc.	24,980	4,118
	CVB Financial Corp.	189,677	4,093
	Simmons First National Corp. Class A	152,782	4,093
	Federated Investors Inc.Class B	124,928	4,071
	CenterState Bank Corp.	161,939	4,045
	Old National Bancorp	220,739	4,037
	Sunstone Hotel Investors Inc.	285,260	3,971
	Atlantic Union Bankshares Corp.	105,684	3,968
	BancorpSouth Bank	125,526	3,943
	RLJ Lodging Trust	221,392	3,923
	Columbia Banking System Inc.	96,135	3,911
	Navient Corp.	285,681	3,908
	QTS Realty Trust Inc.Class A	71,830	3,898
	Legg Mason Inc.	106,852	3,837
	Cathay General Bancorp	100,513	3,825
	South State Corp.	43,842	3,803
	Washington Federal Inc.	103,460	3,792
*	Texas Capital Bancshares Inc.	66,310	3,764
	Home BancShares Inc.	191,006	3,755
	Independent Bank Corp.	44,865	3,735
	Paramount Group Inc.	265,912	3,701
	Fulton Financial Corp.	212,309	3,701
	Ameris Bancorp	86,932	3,698
	First Midwest Bancorp Inc.	159,756	3,684
	Agree Realty Corp.	52,319	3,671
	Piedmont Office Realty Trust Inc. Class A	164,187	3,652
	BOK Financial Corp.	41,580	3,634
	Kennedy-Wilson Holdings Inc.	162,784	3,630
	Apollo Commercial Real Estate Finance Inc.	197,819	3,618
	Retail Properties of America Inc.	269,929	3,617
	PotlatchDeltic Corp.	83,142	3,598
*	Cannae Holdings Inc.	96,503	3,589
	American Equity Investment Life Holding Co.	116,455	3,485
	Ares Management Corp. Class A	96,844	3,456
	Brandywine Realty Trust	218,196	3,437
	Lexington Realty Trust Class B	322,694	3,427
	CNO Financial Group Inc.	185,321	3,360
	Evercore Inc. Class A	44,332	3,314
	International Bancshares Corp.	76,254	3,284
	Investors Bancorp Inc.	275,002	3,277
	United Community Banks Inc.	103,114	3,184
*	Enstar Group Ltd.	15,324	3,170
	Empire State Realty Trust Inc.	225,575	3,149
	Columbia Property Trust Inc.	150,084	3,138
	Xenia Hotels & Resorts Inc.	144,954	3,132
	WesBanco Inc.	82,135	3,104
*	LendingTree Inc.	10,181	3,089
*	Zillow Group Inc.Class A	67,070	3,068
	Colony Capital Inc.	639,426	3,037
	First Financial Bancorp	119,137	3,031
	WSFS Financial Corp.	68,796	3,026
*	Cushman & Wakefield plc	147,678	3,019
	First Citizens BancShares Inc. Class A	5,653	3,009
	Washington REIT	102,374	2,987
	Invesco Mortgage Capital Inc.	178,397	2,970
	DiamondRock Hospitality Co.	266,685	2,955
	American Assets Trust Inc.	64,174	2,946
	Cadence BanCorp Class A	159,813	2,897
*	Genworth Financial Inc.Class A	655,849	2,886
	First Merchants Corp.	69,352	2,884
	Urban Edge Properties	148,644	2,851
	First BanCorp	269,203	2,851
	PennyMac Mortgage Investment Trust	127,401	2,840
	Essential Properties Realty Trust Inc.	113,545	2,817
	Argo Group International Holdings Ltd.	42,423	2,789

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	SITE Centers Corp.	198,941	2,789
	Acadia Realty Trust	106,735	2,768
*	NMI Holdings Inc. Class A	83,282	2,763
	Kinsale Capital Group Inc.	27,101	2,755
*	eHealth Inc.	28,246	2,714
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	82,268	2,647
	CoreCivic Inc.	151,903	2,640
	Renasant Corp.	73,882	2,617
	Trustmark Corp.	75,402	2,602
	Newmark Group Inc. Class A	193,293	2,601
	National Storage Affiliates Trust	77,327	2,600
	Senior Housing Properties Trust	307,698	2,597
	Houlihan Lokey Inc. Class A	53,033	2,592
	Santander Consumer USA Holdings Inc.	110,418	2,580
	ProAssurance Corp.	70,942	2,564
	Retail Opportunity Investments Corp.	145,090	2,562
	Great Western Bancorp Inc.	73,674	2,559
	CareTrust REIT Inc.	123,251	2,543
	Four Corners Property Trust Inc.	88,720	2,501
	GEO Group Inc.	150,351	2,497
	Walker & Dunlop Inc.	38,193	2,470
	Mack-Cali Realty Corp.	106,653	2,467
	Banner Corp.	43,532	2,463
	Hope Bancorp Inc.	160,917	2,391
	Capitol Federal Financial Inc.	173,878	2,387
	Pacific Premier Bancorp Inc.	72,978	2,379
	Redwood Trust Inc.	143,598	2,375
	Independent Bank Group Inc.	42,706	2,368
	Heartland Financial USA Inc.	47,344	2,355
	LTC Properties Inc.	52,368	2,345
	Horace Mann Educators Corp.	53,360	2,330
	Westamerica Bancorporation	34,318	2,326
	Towne Bank	83,535	2,324
	New York Mortgage Trust Inc.	371,808	2,316
	Taubman Centers Inc.	73,786	2,294
	Hilltop Holdings Inc.	91,868	2,290
	Ladder Capital Corp. Class A	126,621	2,284
	First Interstate BancSystem Inc. Class A	54,315	2,277
	NBT Bancorp Inc.	55,958	2,270
	ServisFirst Bancshares Inc.	58,706	2,212
	Global Net Lease Inc.	108,576	2,202
	Northwest Bancshares Inc.	131,770	2,191
	Artisan Partners Asset Management Inc. Class A	66,933	2,163
	Easterly Government Properties Inc.	91,147	2,163
*,^	Redfin Corp.	101,920	2,155
	BGC Partners Inc. Class A	361,295	2,146
	Kite Realty Group Trust	109,799	2,144
	FGL Holdings	198,272	2,112
*	Axos Financial Inc.	69,152	2,094
*	PRA Group Inc.	57,128	2,074
^	Broadmark Realty Capital Inc.	161,584	2,060
	Eagle Bancorp Inc.	42,029	2,044
	Moelis & Co. Class A	63,056	2,013
	ARMOUR Residential REIT Inc.	111,427	1,991
	Office Properties Income Trust	61,273	1,969
	S&T Bancorp Inc.	48,433	1,951
	Provident Financial Services Inc.	77,948	1,921
	Cohen & Steers Inc.	30,590	1,920
	National General Holdings Corp.	86,549	1,913
	Veritex Holdings Inc.	65,160	1,898
	First Commonwealth Financial Corp.	130,549	1,894
	Universal Health Realty Income Trust	16,114	1,891
*	Seacoast Banking Corp. of Florida	61,731	1,887
	American Finance Trust Inc.	141,817	1,880
	Industrial Logistics Properties Trust	83,719	1,877
	Berkshire Hills Bancorp Inc.	56,994	1,874
	Uniti Group Inc.	227,274	1,866
	Alexander & Baldwin Inc.	88,653	1,858

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	First Busey Corp.	66,104	1,818
	Safety Insurance Group Inc.	19,622	1,816
^	Arbor Realty Trust Inc.	125,954	1,807
	Mercury General Corp.	36,857	1,796
	Park National Corp.	17,527	1,794
^	Tanger Factory Outlet Centers Inc.	120,061	1,769
	Hamilton Lane Inc. Class A	29,132	1,736
	Seritage Growth Properties Class A	43,008	1,724
	Monmouth Real Estate Investment Corp.	118,457	1,715
	AMERISAFE Inc.	25,506	1,684
	Flagstar Bancorp Inc.	43,881	1,678
	Sandy Spring Bancorp Inc.	44,067	1,669
	Independence Realty Trust Inc.	118,155	1,664
	Brookfield Property REIT Inc. Class A	89,964	1,659
	OceanFirst Financial Corp.	64,353	1,644
	City Holding Co.	19,902	1,631
	Meta Financial Group Inc.	44,496	1,625
	Southside Bancshares Inc.	43,337	1,610
	Virtu Financial Inc. Class A	99,563	1,592
	Brookline Bancorp Inc.	95,324	1,569
	OFG Bancorp	66,335	1,566
	Employers Holdings Inc.	37,362	1,560
	Clearway Energy Inc.	77,978	1,556
	Tompkins Financial Corp.	16,990	1,555
	Lakeland Financial Corp.	31,544	1,543
	Waddell & Reed Financial Inc. Class A	92,118	1,540
	Getty Realty Corp.	46,116	1,516
	RPT Realty	100,396	1,510
	James River Group Holdings Ltd.	36,521	1,505
	Summit Hotel Properties Inc.	121,885	1,504
	First Bancorp	37,671	1,503
	BancFirst Corp.	23,886	1,491
	Kearny Financial Corp.	107,191	1,482
	Urstadt Biddle Properties Inc. Class A	59,237	1,471
	Enterprise Financial Services Corp.	30,442	1,468
	Colony Credit Real Estate Inc.	110,826	1,458
	American National Insurance Co.	12,265	1,443
	Heritage Financial Corp.	50,935	1,441
*	LendingClub Corp.	113,889	1,437
	TFS Financial Corp.	72,742	1,432
	TPG RE Finance Trust Inc.	70,552	1,430
^	Realogy Holdings Corp.	146,715	1,420
	Nelnet Inc. Class A	24,340	1,418
*	Encore Capital Group Inc.	39,927	1,412
*	Green Dot Corp. Class A	59,680	1,391
	Piper Jaffray Cos.	17,169	1,372
	TriCo Bancshares	33,258	1,357
*	WillScot Corp. Class A	72,190	1,335
	Clearway Energy Inc. Class A	69,627	1,331
	Boston Private Financial Holdings Inc.	109,333	1,315
	United Fire Group Inc.	29,227	1,278
	Granite Point Mortgage Trust Inc.	68,785	1,264
	Armada Hoffler Properties Inc.	68,598	1,259
	PennyMac Financial Services Inc.	36,902	1,256
	Meridian Bancorp Inc.	62,115	1,248
*	Ambac Financial Group Inc.	57,217	1,234
	NexPoint Residential Trust Inc.	26,894	1,210
	PJT Partners Inc.	26,464	1,194
	Carolina Financial Corp.	27,623	1,194
	Investors Real Estate Trust	16,231	1,177
	National Bank Holdings Corp. Class A	33,403	1,176
	Stewart Information Services Corp.	28,803	1,175
*	Triumph Bancorp Inc.	30,756	1,169
	Franklin Street Properties Corp.	135,407	1,159
*	Focus Financial Partners Inc. Class A	38,629	1,138
*	Mr Cooper Group Inc.	90,938	1,138
*	Marcus & Millichap Inc.	30,232	1,126
	Stock Yards Bancorp Inc.	27,332	1,122
	Universal Insurance Holdings Inc.	40,092	1,122
	Washington Trust Bancorp Inc.	20,691	1,113
	Virtus Investment Partners Inc.	9,097	1,107

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	German American Bancorp Inc.	31,024	1,105
	Chatham Lodging Trust	59,925	1,099
	Central Pacific Financial Corp.	36,924	1,092
	Western Asset Mortgage Capital Corp.	105,057	1,085
	Bryn Mawr Bank Corp.	26,313	1,085
	Lakeland Bancorp Inc.	61,991	1,077
	Preferred Bank	17,915	1,077
*	Third Point Reinsurance Ltd.	102,233	1,075
*	Columbia Financial Inc.	63,050	1,068
^	Innovative Industrial Properties Inc.	13,862	1,052
	ConnectOne Bancorp Inc.	40,887	1,052
*	INTL. FCStone Inc.	21,497	1,050
	iStar Inc.	72,118	1,046
	Community Healthcare Trust Inc.	24,235	1,039
*	HomeStreet Inc.	30,394	1,033
*	Enova International Inc.	42,493	1,022
	TrustCo Bank Corp. NY	116,913	1,014
	Horizon Bancorp Inc.	52,457	997
	Great Southern Bancorp Inc.	15,668	992
	New Senior Investment Group Inc.	127,890	978
	Capstead Mortgage Corp.	123,245	976
	Univest Financial Corp.	36,159	968
*	Allegiance Bancshares Inc.	25,538	960
	Banc of California Inc.	55,878	960
	Opus Bank	36,988	957
	City Office REIT Inc.	69,967	946
	Northfield Bancorp Inc.	55,326	938
	Federal Agricultural Mortgage Corp.	11,114	928
	RMR Group Inc. Class A	20,041	915
	Community Trust Bancorp Inc.	19,581	913
*	MBIA Inc.	97,832	910
	Origin Bancorp Inc.	24,025	909
	Camden National Corp.	19,459	896
*	St. Joe Co.	45,029	893
*	Customers Bancorp Inc.	37,433	891
^	Washington Prime Group Inc.	243,418	886
	Alexander’s Inc.	2,663	880
*	Bancorp Inc.	67,723	878
	Dime Community Bancshares Inc.	41,791	873
	Saul Centers Inc.	16,534	873
	Gladstone Commercial Corp.	39,211	857
	Brightsphere Investment Group Inc.	83,835	857
	CatchMark Timber Trust Inc. Class A	74,474	854
	RE/MAX Holdings Inc. Class A	22,149	853
	FB Financial Corp.	21,473	850
*	TriState Capital Holdings Inc.	32,435	847
	WisdomTree Investments Inc.	170,021	823
	First Foundation Inc.	46,976	817
	Midland States Bancorp Inc.	28,135	815
	First Defiance Financial Corp.	25,739	811
*	Nicolet Bankshares Inc.	10,929	807
	Peoples Bancorp Inc.	22,901	794
	UMH Properties Inc.	50,338	792
	FBL Financial Group Inc. Class A	13,428	791
	Hanmi Financial Corp.	39,207	784
	Bridge Bancorp Inc.	23,259	780
	Flushing Financial Corp.	35,999	778
	QCR Holdings Inc.	17,683	776
*	Palomar Holdings Inc. Class A	15,300	772
	National Western Life Group Inc. Class A	2,652	771
	Arrow Financial Corp.	20,344	769
	First of Long Island Corp.	30,648	769
	Mercantile Bank Corp.	20,980	765
	Front Yard Residential Corp.	61,980	765
	Ready Capital Corp.	49,436	762
	CorEnergy Infrastructure Trust Inc.	17,026	761
	Bank of Marin Bancorp	16,441	741
	Safehold Inc.	18,313	738
	Preferred Apartment Communities Inc. Class A	54,924	732
	CBTX Inc.	23,479	731
*	World Acceptance Corp.	8,454	730
*	Watford Holdings Ltd.	29,021	730
	Hersha Hospitality Trust Class A	50,088	729
	Retail Value Inc.	19,762	727
	United Community Financial Corp.	62,357	727
	ACNB Corp.	19,093	722

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Ellington Financial Inc.	39,183	718
	Heritage Commerce Corp.	55,794	716
	Independent Bank Corp.	31,421	712
	Whitestone REIT	50,634	690
	Peapack Gladstone Financial Corp.	22,303	689
*	Carter Bank & Trust	28,765	682
	First Bancshares Inc.	19,107	679
	MidWestOne Financial Group Inc.	18,695	677
	Republic Bancorp Inc. Class A	14,363	672
	First Financial Corp.	14,600	668
	Waterstone Financial Inc.	34,390	654
	AG Mortgage Investment Trust Inc.	41,547	641
	Goosehead Insurance Inc. Class A	14,891	631
	Financial Institutions Inc.	19,534	627
	State Auto Financial Corp.	19,718	612
	KKR Real Estate Finance Trust Inc.	29,695	606
	HomeTrust Bancshares Inc.	22,369	600
	People’s Utah Bancorp	19,891	599
	Live Oak Bancshares Inc.	31,469	598
	Diamond Hill Investment Group Inc.	4,234	595
	Global Medical REIT Inc.	44,932	594
	1st Source Corp.	11,196	581
	CorePoint Lodging Inc.	53,370	570
	CNB Financial Corp.	17,299	565
*	Amerant Bancorp Inc.	25,919	565
*	Atlantic Capital Bancshares Inc.	30,183	554
	First Mid Bancshares Inc.	15,712	554
	One Liberty Properties Inc.	20,228	550
	Farmers National Banc Corp.	33,583	548
	Franklin Financial Network Inc.	15,846	544
*	Equity Bancshares Inc. Class A	17,561	542
	First Community Bankshares Inc.	17,458	542
*	Assetmark Financial Holdings Inc.	18,240	529
	Byline Bancorp Inc.	26,887	526
	West Bancorporation Inc.	20,244	519
	Dynex Capital Inc.	30,418	515
	Ares Commercial Real Estate Corp.	32,351	512
*	Cowen Inc. Class A	32,084	505
	Bar Harbor Bankshares	19,688	500
	Old Second Bancorp Inc.	37,043	499
	Jernigan Capital Inc.	25,358	485
	Orchid Island Capital Inc.	81,578	477
	Bank First Corp.	6,633	464
	Exantas Capital Corp.	38,970	460
	Sierra Bancorp	15,703	457
*	Forestar Group Inc.	21,734	453
	Anworth Mortgage Asset Corp.	128,691	453
	Ladenburg Thalmann Financial Services Inc.	129,636	451
	RBB Bancorp	21,166	448
	Bluerock Residential Growth REIT Inc. Class A	37,013	446
	Cambridge Bancorp	5,564	446
*	Bridgewater Bancshares Inc.	32,257	445
	Citizens & Northern Corp.	15,704	444
	Sculptor Capital Management Inc. Class A	20,033	443
	American National Bankshares Inc.	11,133	441
^	Pennsylvania REIT	81,795	436
	Crawford & Co. Class B	42,832	435
	First Bancorp Inc.	14,202	429
	Southern National Bancorp of Virginia Inc.	25,560	418
	National Bankshares Inc.	9,254	416
	Business First Bancshares Inc.	16,646	415
*	Greenlight Capital Re Ltd. Class A	40,839	413
	PCSB Financial Corp.	20,282	411
	Civista Bancshares Inc.	16,900	406
	Summit Financial Group Inc.	14,949	405
*	EZCORP Inc. Class A	58,961	402
*	FRP Holdings Inc.	8,050	401
	Merchants Bancorp	20,018	395
	MutualFirst Financial Inc.	9,944	394
	Heritage Insurance Holdings Inc.	29,715	394
	Hingham Institution for Savings	1,869	393
*	Regional Management Corp.	12,819	385
	Peoples Financial Services Corp.	7,638	385
	Southern Missouri Bancorp Inc.	9,950	382

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Tejon Ranch Co.	23,881	382
	Home Bancorp Inc.	9,723	381
*	Randolph Bancorp Inc.	21,560	381
	Northrim BanCorp Inc.	9,849	377
^	Farmers & Merchants Bancorp Inc.	12,503	377
	Great Ajax Corp.	25,398	376
	Macatawa Bank Corp.	33,734	375
*	Spirit of Texas Bancshares Inc.	16,274	374
*	HarborOne Bancorp Inc.	33,933	373
*	Southern First Bancshares Inc.	8,618	366
	Capital City Bank Group Inc.	11,994	366
*	Citizens Inc. Class A	53,991	364
	BBX Capital Corp. Class A	76,324	364
	SmartFinancial Inc.	15,354	363
	Victory Capital Holdings Inc. Class A	17,285	362
	Western New England Bancorp Inc.	37,428	360
	Ashford Hospitality Trust Inc.	128,953	360
	Braemar Hotels & Resorts Inc.	40,146	359
	Central Valley Community Bancorp	16,485	357
	Greenhill & Co. Inc.	20,715	354
	Guaranty Bancshares Inc.	10,729	353
*	BRP Group Inc. Class A	21,823	350
*	Howard Bancorp Inc.	20,657	349
	HCI Group Inc.	7,613	348
	Consolidated-Tomoka Land Co.	5,759	347
	Century Bancorp Inc. Class A	3,846	346
	Global Indemnity Ltd.	11,637	345
	Enterprise Bancorp Inc.	10,169	344
	United Insurance Holdings Corp.	27,288	344
	Oppenheimer Holdings Inc. Class A	12,518	344
	Amalgamated Bank Class A	17,440	339
	First Choice Bancorp	12,189	329
	Safeguard Scientifics Inc.	29,463	324
	Cedar Realty Trust Inc.	109,181	322
	Westwood Holdings Group Inc.	10,657	316
*	Baycom Corp.	13,851	315
	Gladstone Land Corp.	24,275	315
	First Internet Bancorp	13,037	309
	Territorial Bancorp Inc.	9,930	307
	Penns Woods Bancorp Inc.	8,560	304
*	International Money Express Inc.	24,968	301
*	Metropolitan Bank Holding Corp.	6,211	300
	First Business Financial Services Inc.	11,287	297
*	On Deck Capital Inc.	71,186	295
	Investar Holding Corp.	12,212	293
	Donegal Group Inc. Class A	19,688	292
	Capstar Financial Holdings Inc.	17,329	289
	Clipper Realty Inc.	26,895	285
	Cherry Hill Mortgage Investment Corp.	19,460	284
	Bank of Commerce Holdings	24,532	284
	Bank of Princeton	8,990	283
*	Republic First Bancorp Inc.	66,787	279
*	PICO Holdings Inc.	25,025	278
*	Entegra Financial Corp.	9,167	276
*,^	eXp World Holdings Inc.	24,314	275
	MVB Financial Corp.	11,017	275
	Arlington Asset Investment Corp. Class A	48,657	271
	Investors Title Co.	1,688	269
	FS Bancorp Inc.	4,195	268
	Codorus Valley Bancorp Inc.	11,559	266
	Reliant Bancorp Inc.	11,915	265
	Bankwell Financial Group Inc.	9,187	265
	BankFinancial Corp.	20,115	263
*	Hallmark Financial Services Inc.	14,938	262
*	Richmond Mutual Bancorporation Inc.	16,420	262
	First Bank	23,584	261
	Community Bankers Trust Corp.	29,007	258
	Timberland Bancorp Inc.	8,660	258
	Mackinac Financial Corp.	14,717	257
*,^	Health Insurance Innovations Inc. Class A	13,244	255
	Independence Holding Co.	5,995	252
	Riverview Bancorp Inc.	30,689	252

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Stratus Properties Inc.	8,112	251
	Marlin Business Services Corp.	11,397	251
	FedNat Holding Co.	15,015	250
	Plymouth Industrial REIT Inc.	13,527	249
	PCB Bancorp	14,393	249
	Orrstown Financial Services Inc.	10,869	246
*	Pacific Mercantile Bancorp	29,796	242
^	Farmland Partners Inc.	35,339	240
	First Northwest Bancorp	12,915	234
*	Curo Group Holdings Corp.	19,130	233
	Unity Bancorp Inc.	10,304	233
	Shore Bancshares Inc.	13,220	230
	ESSA Bancorp Inc.	13,228	224
	Pzena Investment Management Inc. Class A	25,932	224
	LCNB Corp.	11,554	223
	Hawthorn Bancshares Inc.	8,703	222
^	CBL & Associates Properties Inc.	211,272	222
	Community Financial Corp.	6,231	222
	Parke Bancorp Inc.	8,720	221
*	Select Bancorp Inc.	17,984	221
	1st Constitution Bancorp	9,995	221
	Northeast Bank	10,039	221
*	Pioneer Bancorp Inc.	14,292	219
	Evans Bancorp Inc.	5,452	219
	Tiptree Inc.	26,826	218
	First United Corp.	9,052	218
	Premier Financial Bancorp Inc.	11,994	218
	Norwood Financial Corp.	5,461	212
	CB Financial Services Inc.	7,022	212
	First Community Corp.	9,697	210
	United Security Bancshares	19,433	209
*	MainStreet Bancshares Inc.	9,022	208
	OP Bancorp	19,919	207
	FNCB Bancorp Inc.	24,435	206
	Standard AVB Financial Corp.	6,852	205
*	Carolina Trust Bancshares Inc.	15,695	205
	BRT Apartments Corp.	11,841	201
*	Medallion Financial Corp.	27,603	201
	Sotherly Hotels Inc.	29,506	200
*	NI Holdings Inc.	11,621	200
	Mid Penn Bancorp Inc.	6,926	199
	BCB Bancorp Inc.	14,412	199
	SB One Bancorp	7,973	199
*	Ocwen Financial Corp.	143,480	197
	Protective Insurance Corp. Class B	12,100	195
	Level One Bancorp Inc.	7,554	190
	Union Bankshares Inc.	5,216	189
	Sterling Bancorp Inc.	23,031	187
	Middlefield Banc Corp.	7,122	186
*	Altisource Portfolio Solutions SA	9,550	185
	First Financial Northwest Inc.	12,350	185
	Fidelity D&D Bancorp Inc.	2,962	184
	Ellington Residential Mortgage REIT	16,763	182
	Chemung Financial Corp.	4,251	181
	Peoples Bancorp of North Carolina Inc.	5,410	178
*	FVCBankcorp Inc.	10,148	177
*	Esquire Financial Holdings Inc.	6,673	174
	C&F Financial Corp.	3,136	174
*	HBT Financial Inc.	8,847	168
	Provident Financial Holdings Inc.	7,627	167
*	Rafael Holdings Inc. Class B	9,309	166
*	ProSight Global Inc.	10,247	165
	Plumas Bancorp	6,211	164
	Ohio Valley Banc Corp.	4,058	161
	Two River Bancorp	6,991	157
	Luther Burbank Corp.	13,508	156
*	Malvern Bancorp Inc.	6,563	152
	County Bancorp Inc.	5,834	150
	SB Financial Group Inc.	7,370	145
*	Elevate Credit Inc.	32,060	143
*	First Western Financial Inc.	8,576	141
	Prudential Bancorp Inc.	7,563	140
*	Coastal Financial Corp.	8,299	137
	Old Point Financial Corp.	4,966	137
*	PDL Community Bancorp	9,281	136
	GAMCO Investors Inc. Class A	6,729	131
	Postal Realty Trust Inc. Class A	7,696	130
	First Guaranty Bancshares Inc.	5,839	127

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	South Plains Financial Inc.	6,015	126
*	Capital Bancorp Inc.	8,366	125
	IF Bancorp Inc.	5,295	122
*	Maui Land & Pineapple Co. Inc.	10,762	121
	Hunt Cos. Finance Trust Inc.	37,285	120
	Auburn National Bancorporation Inc.	2,132	113
*	Security National Financial Corp. Class A	17,593	103
	Greene County Bancorp Inc.	3,503	101
*	Aspen Group Inc.	12,543	100
	Associated Capital Group Inc. Class A	2,549	100
*	Atlanticus Holdings Corp.	11,012	99
*	MMA Capital Holdings Inc.	3,061	97
	Griffin Industrial Realty Inc.	2,426	96
*	Provident Bancorp Inc.	7,632	95
	Kingstone Cos. Inc.	11,704	91
*	Consumer Portfolio Services Inc.	26,534	89
	AmeriServ Financial Inc.	20,965	88
	First Savings Financial Group Inc.	1,265	85
	Condor Hospitality Trust Inc.	7,582	84
	Silvercrest Asset Management Group Inc. Class A	6,601	83
*	Impac Mortgage Holdings Inc.	14,353	75
	Oak Valley Bancorp	3,751	73
	Bank7 Corp.	3,800	72
	Blue Capital Reinsurance Holdings Ltd.	10,455	72
*	Oportun Financial Corp.	2,950	70
	Severn Bancorp Inc.	7,510	70
*	Maiden Holdings Ltd.	91,792	69
*,^	Avalon GloboCare Corp.	35,625	69
*	MoneyGram International Inc.	31,249	66
*	Transcontinental Realty Investors Inc.	1,500	60
	Manhattan Bridge Capital Inc.	9,392	60
*	Siebert Financial Corp.	6,369	55
	GAIN Capital Holdings Inc.	13,178	52
	Global Self Storage Inc.	11,862	51
*	Ashford Inc.	2,158	51
*,§	Winthrop Realty Trust	55,387	48
	Sound Financial Bancorp Inc.	1,292	47
	Hennessy Advisors Inc.	4,513	45
*	Rhinebeck Bancorp Inc.	3,974	45
	Spirit MTA REIT	58,489	45
	US Global Investors Inc. Class A	27,714	40
	Manning & Napier Inc.	22,543	39
*	GWG Holdings Inc.	3,990	39
*	Meridian Corp.	1,909	39
	Bank of the James Financial Group Inc.	2,500	38
	Sachem Capital Corp.	8,669	38
*	Nicholas Financial Inc.	3,692	30
*	Asta Funding Inc.	2,806	29
*	Limestone Bancorp Inc.	1,525	27
*	Central Federal Corp.	1,845	26
*	Community First Bancshares Inc.	2,024	23
*	Wheeler REIT Inc.	13,699	22
*,^	Riot Blockchain Inc.	18,898	21
	Franklin Financial Services Corp.	512	20
*	Conifer Holdings Inc.	4,822	19
*	Altisource Asset Management Corp.	1,269	16
	Bank of South Carolina Corp.	834	16
	Ottawa Bancorp Inc.	873	12
	WVS Financial Corp.	623	10
	Alerus Financial Corp.	431	10
	Medley Management Inc. Class A	2,078	6
*	Village Bank and Trust Financial Corp.	100	4
*	National Holdings Corp.	454	1
*,§	Ditech Holding Corp. Warrants Exp. 02/09/2028	3,340	—
			8,007,199
Health Care (13.0%)
	Johnson & Johnson	3,404,475	496,611
	UnitedHealth Group Inc.	1,225,371	360,235
	Merck & Co. Inc.	3,292,179	299,424
	Pfizer Inc.	7,160,594	280,552
	Abbott Laboratories	2,288,284	198,760
	Medtronic plc	1,733,922	196,713
	Bristol-Myers Squibb Co.	3,025,170	194,186
	Amgen Inc.	768,890	185,356
	AbbVie Inc.	1,912,874	169,366

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Thermo Fisher Scientific Inc.	518,578	168,470
	Eli Lilly & Co.	1,118,723	147,034
	Gilead Sciences Inc.	1,637,398	106,398
	Anthem Inc.	327,656	98,962
	Cigna Corp.	482,842	98,736
	Becton Dickinson and Co.	349,981	95,184
*	Intuitive Surgical Inc.	149,565	88,415
	Stryker Corp.	411,965	86,488
	Zoetis Inc.	619,245	81,957
*	Boston Scientific Corp.	1,806,397	81,685
	Allergan plc	403,591	77,155
*	Vertex Pharmaceuticals Inc.	334,538	73,247
*	Biogen Inc.	233,800	69,375
*	Illumina Inc.	190,219	63,103
*	Edwards Lifesciences Corp.	270,489	63,102
	Humana Inc.	171,198	62,748
	Baxter International Inc.	660,987	55,272
	HCA Healthcare Inc.	351,125	51,900
	Zimmer Biomet Holdings Inc.	266,527	39,894
*	Regeneron Pharmaceuticals Inc.	104,137	39,101
*	IQVIA Holdings Inc.	214,509	33,144
*	Centene Corp.	508,978	31,999
*	Alexion Pharmaceuticals Inc.	270,279	29,231
*	IDEXX Laboratories Inc.	110,765	28,924
	ResMed Inc.	186,526	28,906
*	DexCom Inc.	118,455	25,911
*	Align Technology Inc.	91,787	25,612
	Teleflex Inc.	59,531	22,410
*	WellCare Health Plans Inc.	64,826	21,406
*	Laboratory Corp. of America Holdings	125,989	21,314
*	Incyte Corp.	234,984	20,519
	Cooper Cos. Inc.	63,730	20,476
*	BioMarin Pharmaceutical Inc.	232,207	19,633
	Cardinal Health Inc.	379,949	19,218
	Quest Diagnostics Inc.	173,708	18,550
*	Hologic Inc.	343,276	17,922
*	Exact Sciences Corp.	192,983	17,847
*	Seattle Genetics Inc.	155,495	17,767
	STERIS plc	109,221	16,647
*	Varian Medical Systems Inc.	117,056	16,623
*	Alnylam Pharmaceuticals Inc.	142,963	16,465
	Dentsply Sirona Inc.	288,698	16,337
	Universal Health Services Inc. Class B	99,853	14,325
	West Pharmaceutical Services Inc.	95,228	14,316
*	Elanco Animal Health Inc.	478,307	14,086
	PerkinElmer Inc.	143,200	13,905
*	Insulet Corp.	80,605	13,800
*	Mylan NV	662,714	13,321
*	Henry Schein Inc.	190,542	12,713
*	Neurocrine Biosciences Inc.	117,782	12,660
*	Sarepta Therapeutics Inc.	91,486	11,805
*	Molina Healthcare Inc.	81,262	11,026
	Bio-Techne Corp.	48,985	10,753
*	Catalent Inc.	187,854	10,576
*	Jazz Pharmaceuticals plc	69,214	10,332
*	Bio-Rad Laboratories Inc. Class A	27,111	10,032
*	Ionis Pharmaceuticals Inc.	163,230	9,861
*	Masimo Corp.	62,324	9,851
	Hill-Rom Holdings Inc.	86,072	9,772
*	Charles River Laboratories International Inc.	63,050	9,632
*	ABIOMED Inc.	55,720	9,505
	Chemed Corp.	20,590	9,044
*	PRA Health Sciences Inc.	80,792	8,980
*	Horizon Therapeutics plc	243,624	8,819
	Encompass Health Corp.	126,692	8,776
	Perrigo Co. plc	166,005	8,576
*	Novocure Ltd.	101,021	8,513
*	DaVita Inc.	109,864	8,243
*	Avantor Inc.	450,898	8,184
*	Arrowhead Pharmaceuticals Inc.	123,991	7,865
*	Medicines Co.	91,377	7,762
*,^	Teladoc Health Inc.	92,511	7,745
*	Haemonetics Corp.	65,349	7,509
*	Amedisys Inc.	41,324	6,898
*	Exelixis Inc.	385,691	6,796
*	HealthEquity Inc.	91,122	6,749
*	Penumbra Inc.	40,491	6,651
	Bruker Corp.	129,328	6,592
*	ACADIA Pharmaceuticals Inc.	149,991	6,417
*	Syneos Health Inc.	106,880	6,357
*	Reata Pharmaceuticals Inc. Class A	29,838	6,100

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Envista Holdings Corp.	204,741	6,069
*	Globus Medical Inc.	99,106	5,835
*	Global Blood Therapeutics Inc.	73,106	5,811
*	Repligen Corp.	60,482	5,595
*	Integra LifeSciences Holdings Corp.	94,752	5,522
*	Mirati Therapeutics Inc.	42,807	5,516
*	NuVasive Inc.	67,716	5,237
*	Tenet Healthcare Corp.	134,665	5,121
*	LHC Group Inc.	36,875	5,080
*	Moderna Inc.	254,157	4,971
*	Nektar Therapeutics Class A	229,143	4,946
*	Wright Medical Group NV	161,141	4,912
*	Blueprint Medicines Corp.	61,095	4,894
*	Sage Therapeutics Inc.	67,354	4,862
*	Immunomedics Inc.	228,259	4,830
*	Guardant Health Inc.	61,471	4,803
*	ICU Medical Inc.	25,345	4,743
*	United Therapeutics Corp.	53,312	4,696
*	Bluebird Bio Inc.	50,824	4,460
*	Omnicell Inc.	54,394	4,445
*	Nevro Corp.	37,687	4,430
*	Neogen Corp.	67,438	4,401
*	Tandem Diabetes Care Inc.	71,480	4,261
*	Alkermes plc	205,142	4,185
	CONMED Corp.	36,950	4,132
*	Intercept Pharmaceuticals Inc.	32,291	4,002
*	MyoKardia Inc.	54,425	3,967
*	Iovance Biotherapeutics Inc.	142,979	3,958
*	FibroGen Inc.	92,176	3,953
*	Acadia Healthcare Co. Inc.	114,856	3,816
*	Agios Pharmaceuticals Inc.	78,075	3,728
*	NeoGenomics Inc.	127,257	3,722
*	Quidel Corp.	48,757	3,658
*	PTC Therapeutics Inc.	73,589	3,534
*,^	Axsome Therapeutics Inc.	33,204	3,432
*	Halozyme Therapeutics Inc.	192,778	3,418
*	Audentes Therapeutics Inc.	56,902	3,405
*	HMS Holdings Corp.	112,920	3,342
*	Select Medical Holdings Corp.	142,138	3,318
*	Amicus Therapeutics Inc.	335,955	3,272
	Cantel Medical Corp.	46,078	3,267
*,^	Allakos Inc.	34,149	3,256
*	Natera Inc.	95,648	3,222
*	Glaukos Corp.	56,459	3,075
*	ArQule Inc.	153,056	3,055
*	Acceleron Pharma Inc.	57,463	3,047
*	Emergent BioSolutions Inc.	56,446	3,045
*	Ultragenyx Pharmaceutical Inc.	71,275	3,044
	Ensign Group Inc.	66,392	3,012
*	MEDNAX Inc.	106,097	2,948
*	Arena Pharmaceuticals Inc.	63,830	2,899
*	Medpace Holdings Inc.	34,410	2,893
*	Momenta Pharmaceuticals Inc.	146,001	2,881
*	Zogenix Inc.	55,116	2,873
*	Insmed Inc.	114,199	2,727
*	Prestige Consumer Healthcare Inc.	67,311	2,726
*	Myriad Genetics Inc.	96,286	2,622
*	Ironwood Pharmaceuticals Inc. Class A	194,544	2,589
*	Deciphera Pharmaceuticals Inc.	41,456	2,580
*	Heron Therapeutics Inc.	109,590	2,575
*	Epizyme Inc.	100,484	2,472
*	Kodiak Sciences Inc.	33,413	2,404
	Healthcare Services Group Inc.	96,871	2,356
*	Ligand Pharmaceuticals Inc.	22,390	2,335
*	Xencor Inc.	66,685	2,293
*	iRhythm Technologies Inc.	33,629	2,290
*	Magellan Health Inc.	29,105	2,277
	Patterson Cos. Inc.	110,841	2,270
*	Portola Pharmaceuticals Inc.	94,357	2,253
*	Pacira BioSciences Inc.	48,545	2,199
*	Intra-Cellular Therapies Inc.	62,947	2,160
*	Merit Medical Systems Inc.	68,674	2,144
*	Cardiovascular Systems Inc.	43,706	2,124
*	Apellis Pharmaceuticals Inc.	69,193	2,119
*	ChemoCentryx Inc.	53,328	2,109
*	Avanos Medical Inc.	61,964	2,088
*	STAAR Surgical Co.	58,453	2,056

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Turning Point Therapeutics Inc.	32,931	2,051
*	Ra Pharmaceuticals Inc.	42,399	1,990
*	Aimmune Therapeutics Inc.	59,070	1,977
*,^	Esperion Therapeutics Inc.	33,129	1,975
*	BioTelemetry Inc.	41,515	1,922
*	Invitae Corp.	118,429	1,910
	US Physical Therapy Inc.	16,206	1,853
*	Editas Medicine Inc.	60,172	1,782
*	Inspire Medical Systems Inc.	23,967	1,779
*	REGENXBIO Inc.	42,915	1,758
*	Brookdale Senior Living Inc.	239,736	1,743
*	Principia Biopharma Inc.	30,947	1,695
*	Veracyte Inc.	59,519	1,662
*	Corcept Therapeutics Inc.	136,503	1,652
*	Inogen Inc.	24,160	1,651
*	Addus HomeCare Corp.	16,878	1,641
*	Tactile Systems Technology Inc.	23,733	1,602
*	Forty Seven Inc.	39,434	1,553
*	Supernus Pharmaceuticals Inc.	64,943	1,540
*,^	Denali Therapeutics Inc.	88,170	1,536
*	Fate Therapeutics Inc.	77,062	1,508
*	AtriCure Inc.	46,324	1,506
*	10X Genomics Inc. Class A	19,410	1,480
*	Allogene Therapeutics Inc.	56,957	1,480
*	Varex Imaging Corp.	49,370	1,472
*	Dicerna Pharmaceuticals Inc.	65,499	1,443
*	Enanta Pharmaceuticals Inc.	23,349	1,443
*	Aerie Pharmaceuticals Inc.	58,913	1,424
	Atrion Corp.	1,874	1,408
*	Theravance Biopharma Inc.	53,285	1,380
*	Natus Medical Inc.	41,623	1,373
*	R1 RCM Inc.	105,715	1,372
*	Constellation Pharmaceuticals Inc.	28,342	1,335
*	Coherus Biosciences Inc.	73,706	1,327
*	NanoString Technologies Inc.	46,845	1,303
*	Bridgebio Pharma Inc.	36,900	1,293
*	CryoLife Inc.	47,016	1,274
*	Karyopharm Therapeutics Inc.	66,421	1,273
	National HealthCare Corp.	14,642	1,266
*	Endo International plc	269,102	1,262
*	Sangamo Therapeutics Inc.	148,188	1,240
*	Shockwave Medical Inc.	27,972	1,229
*	Radius Health Inc.	59,172	1,193
*	Tricida Inc.	31,350	1,183
*	Tivity Health Inc.	58,123	1,183
	Luminex Corp.	51,039	1,182
*	Hanger Inc.	42,562	1,175
*	Codexis Inc.	72,859	1,165
*	Athenex Inc.	75,723	1,156
*	TG Therapeutics Inc.	103,852	1,153
*	Orthofix Medical Inc.	24,781	1,144
*	Innoviva Inc.	77,954	1,104
*	Vanda Pharmaceuticals Inc.	66,946	1,099
*	Pennant Group Inc.	33,198	1,098
*	Revance Therapeutics Inc.	66,742	1,083
*	CareDx Inc.	50,043	1,079
	National Research Corp.	16,334	1,077
*	Madrigal Pharmaceuticals Inc.	11,504	1,048
*	RadNet Inc.	50,847	1,032
*	Rocket Pharmaceuticals Inc.	45,342	1,032
*	Lantheus Holdings Inc.	49,994	1,025
*	Rhythm Pharmaceuticals Inc.	44,449	1,021
*	Change Healthcare Inc.	62,255	1,020
*	Vericel Corp.	58,503	1,018
*	Arvinas Inc.	24,742	1,017
*	CorVel Corp.	11,627	1,016
*	Achillion Pharmaceuticals Inc.	162,915	982
*	Atara Biotherapeutics Inc.	59,184	975
*,^	ZIOPHARM Oncology Inc.	206,129	973
*	ImmunoGen Inc.	189,250	966
*	Akebia Therapeutics Inc.	150,772	953
*	G1 Therapeutics Inc.	35,813	947
*	Intersect ENT Inc.	37,770	940
*	Antares Pharma Inc.	199,579	938
*	Durect Corp.	245,037	931
*,^	Omeros Corp.	65,812	927
*	Anika Therapeutics Inc.	17,352	900
*	HealthStream Inc.	32,707	890
*,^	Karuna Therapeutics Inc.	11,785	888

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	NextCure Inc.	15,608	879
*	Amphastar Pharmaceuticals Inc.	45,368	875
*	Pacific Biosciences of California Inc.	170,024	874
*	Heska Corp.	9,104	873
*	Y-mAbs Therapeutics Inc.	27,815	869
*	Eagle Pharmaceuticals Inc.	14,447	868
*	Flexion Therapeutics Inc.	41,468	858
*	Cara Therapeutics Inc.	53,280	858
*	Retrophin Inc.	60,219	855
*	Axogen Inc.	47,796	855
*	Kadmon Holdings Inc.	186,069	843
*	Silk Road Medical Inc.	20,849	842
*	Adverum Biotechnologies Inc.	72,276	833
*	Dermira Inc.	54,862	832
*	Cytokinetics Inc.	78,267	830
*,^	Cortexyme Inc.	14,443	811
*	Cerus Corp.	189,839	801
*	AngioDynamics Inc.	49,134	787
*	Assembly Biosciences Inc.	38,149	781
*	Gossamer Bio Inc.	49,530	774
*	Collegium Pharmaceutical Inc.	37,179	765
*	Kura Oncology Inc.	54,903	755
*	Relmada Therapeutics Inc.	19,228	750
*	Krystal Biotech Inc.	13,484	747
	LeMaitre Vascular Inc.	20,689	744
*	Adaptive Biotechnologies Corp.	24,359	729
*,^	TherapeuticsMD Inc.	294,094	712
*	Viking Therapeutics Inc.	87,867	705
*	Alector Inc.	40,828	703
*	OPKO Health Inc.	475,408	699
*	Amneal Pharmaceuticals Inc.	144,353	696
*,^	Clovis Oncology Inc.	66,283	691
*	ANI Pharmaceuticals Inc.	11,053	682
*	Surmodics Inc.	16,084	666
*	OraSure Technologies Inc.	81,257	653
*	Stemline Therapeutics Inc.	61,316	652
*,^	SmileDirectClub Inc.	74,131	648
*	BioDelivery Sciences International Inc.	102,309	647
*,^	Intellia Therapeutics Inc.	43,975	645
*	Ardelyx Inc.	85,781	644
*	Option Care Health Inc.	169,667	633
*	BioCryst Pharmaceuticals Inc.	182,416	629
*	MacroGenics Inc.	57,686	628
*	Dynavax Technologies Corp. Class A	108,206	619
*,^	Provention Bio Inc.	41,501	618
*	ViewRay Inc.	145,833	615
*	PetIQ Inc. Class A	24,388	611
*	Cutera Inc.	16,809	602
*,^	Sorrento Therapeutics Inc.	177,731	601
*,^	Accelerate Diagnostics Inc.	35,503	600
*	Twist Bioscience Corp.	28,245	593
*	Synthorx Inc.	8,205	573
*	Avrobio Inc.	28,330	570
*	OrthoPediatrics Corp.	12,074	567
*	Triple-S Management Corp. Class B	30,590	566
*	Homology Medicines Inc.	27,282	565
*	Voyager Therapeutics Inc.	39,785	555
*	Progenics Pharmaceuticals Inc.	108,603	553
*	Odonate Therapeutics Inc.	16,681	541
*	Axonics Modulation Technologies Inc.	19,312	535
*	Applied Therapeutics Inc.	19,214	524
*	AnaptysBio Inc.	32,079	521
	Meridian Bioscience Inc.	52,988	518
*	IVERIC bio Inc.	60,271	517
*	Spectrum Pharmaceuticals Inc.	141,994	517
*	PDL BioPharma Inc.	159,045	516
*	Eiger BioPharmaceuticals Inc.	34,563	515
*	Agenus Inc.	125,251	510
*	Avid Bioservices Inc.	65,609	503
*	AMAG Pharmaceuticals Inc.	40,816	497
*	Progyny Inc.	18,031	495
*,^	XBiotech Inc.	26,349	492
*,^	Intrexon Corp.	89,461	490
*	Quanterix Corp.	20,596	487
	Utah Medical Products Inc.	4,495	485
*	SpringWorks Therapeutics Inc.	12,589	485
*	CytomX Therapeutics Inc.	58,284	484
*	SI-BONE Inc.	22,310	480
*	Eidos Therapeutics Inc.	8,209	471
*	Catalyst Pharmaceuticals Inc.	124,486	467

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	Corbus Pharmaceuticals Holdings Inc.	85,089	465
*	Precision BioSciences Inc.	33,125	460
*	Molecular Templates Inc.	32,818	459
*	Rigel Pharmaceuticals Inc.	214,440	459
*	Magenta Therapeutics Inc.	30,037	455
*	Sientra Inc.	49,732	445
*,^	Akcea Therapeutics Inc.	25,631	434
*	Community Health Systems Inc.	148,896	432
*	Inovio Pharmaceuticals Inc.	129,455	427
*	Calithera Biosciences Inc.	74,738	427
*,^	CEL-SCI Corp.	46,060	421
*	BioSpecifics Technologies Corp.	7,161	408
*	Pfenex Inc.	36,618	402
	Owens & Minor Inc.	77,662	402
*	IGM Biosciences Inc.	10,375	396
*	Arcus Biosciences Inc.	39,003	394
	Invacare Corp.	43,119	389
*,^	Mallinckrodt plc	110,397	385
*	Crinetics Pharmaceuticals Inc.	15,325	385
*	Puma Biotechnology Inc.	43,728	383
*	Alphatec Holdings Inc.	53,884	382
*	Surgery Partners Inc.	24,411	382
*	Kindred Biosciences Inc.	44,140	374
*	Cue Biopharma Inc.	23,313	370
*,^	Rubius Therapeutics Inc.	38,621	367
*	Recro Pharma Inc.	19,518	358
*	Fluidigm Corp.	97,601	340
*	Matinas BioPharma Holdings Inc.	147,324	334
*	SIGA Technologies Inc.	68,843	328
*	Apyx Medical Corp.	38,544	326
*	Accuray Inc.	113,995	321
*	GenMark Diagnostics Inc.	66,561	320
*,^	Geron Corp.	231,255	315
*	TransMedics Group Inc.	16,459	313
*	Lannett Co. Inc.	34,967	308
*	Scholar Rock Holding Corp.	23,395	308
*	Syros Pharmaceuticals Inc.	43,740	302
*,^	MannKind Corp.	232,977	301
*,^	Apollo Medical Holdings Inc.	15,855	292
*	Minerva Neurosciences Inc.	40,597	289
*	MediciNova Inc.	42,638	287
*	Aeglea BioTherapeutics Inc.	36,352	278
*	Evolus Inc.	22,721	277
*	BioLife Solutions Inc.	16,864	273
*	Vapotherm Inc.	22,386	272
*,^	XOMA Corp.	9,774	267
*	Harrow Health Inc.	34,054	265
*	Abeona Therapeutics Inc.	80,702	264
*	ADMA Biologics Inc.	65,391	262
*	KalVista Pharmaceuticals Inc.	14,652	261
*	Syndax Pharmaceuticals Inc.	29,665	260
*	Gritstone Oncology Inc.	28,580	256
*	Mersana Therapeutics Inc.	44,676	256
*	Concert Pharmaceuticals Inc.	27,718	256
*	Replimune Group Inc.	17,809	256
*,^	Ocular Therapeutix Inc.	62,847	248
*	Agile Therapeutics Inc.	98,720	247
*	InfuSystem Holdings Inc.	28,406	242
*	Stoke Therapeutics Inc.	8,479	240
*	Verrica Pharmaceuticals Inc.	15,064	239
*	MEI Pharma Inc.	95,949	238
*	Xeris Pharmaceuticals Inc.	33,587	237
*	GlycoMimetics Inc.	43,246	229
*	Aprea Therapeutics Inc.	4,964	228
*	Atreca Inc.	14,615	226
*,^	Lexicon Pharmaceuticals Inc.	54,388	226
*,^	Senseonics Holdings Inc.	245,780	225
*	Castle Biosciences Inc.	6,450	222
*,^	Optinose Inc.	23,893	220
*	Seres Therapeutics Inc.	63,665	220
*	Harpoon Therapeutics Inc.	14,473	214
*	NGM Biopharmaceuticals Inc.	11,432	211
*,^	AcelRx Pharmaceuticals Inc.	100,131	211
*	RTI Surgical Holdings Inc.	76,763	210
*	Fulgent Genetics Inc.	16,289	210
*	SeaSpine Holdings Corp.	17,478	210
*	Stereotaxis Inc.	39,676	210
*	Aravive Inc.	15,130	207
*	Chiasma Inc.	41,631	207

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Palatin Technologies Inc.	263,109	206
*	Kiniksa Pharmaceuticals Ltd. Class A	18,544	205
*	Athersys Inc.	166,066	204
*	Five Prime Therapeutics Inc.	43,499	200
*	Joint Corp.	12,036	194
*	Translate Bio Inc.	23,630	192
*,^	Amyris Inc.	61,120	189
*,^	Catasys Inc.	11,577	189
*,^	CorMedix Inc.	25,705	187
*	UNITY Biotechnology Inc.	25,909	187
*	Mustang Bio Inc.	45,266	185
*	Jounce Therapeutics Inc.	21,042	184
*	iRadimed Corp.	7,848	183
*	Eloxx Pharmaceuticals Inc.	24,672	182
*	Akorn Inc.	119,735	180
*	Dyadic International Inc.	34,596	179
*	Pulse Biosciences Inc.	13,315	179
*	Protagonist Therapeutics Inc.	25,294	178
*	American Renal Associates Holdings Inc.	17,057	177
*	Exicure Inc.	61,752	177
*	Akero Therapeutics Inc.	7,937	176
*	Spero Therapeutics Inc.	18,317	176
*	Bioxcel Therapeutics Inc.	11,927	174
*	Cymabay Therapeutics Inc.	88,551	174
*	Aldeyra Therapeutics Inc.	28,973	168
*	Prevail Therapeutics Inc.	10,575	167
*,^	Zynex Inc.	20,922	165
*	TCR2 Therapeutics Inc.	11,425	163
*	Ovid therapeutics Inc.	38,746	161
*	Otonomy Inc.	41,566	159
*	Misonix Inc.	8,477	158
*	Sesen Bio Inc.	151,549	158
*	Marinus Pharmaceuticals Inc.	70,667	153
*	Rockwell Medical Inc.	62,224	152
*	Savara Inc.	33,526	150
*,^	Novavax Inc.	37,339	149
*	Enzo Biochem Inc.	56,162	148
*,^	Galectin Therapeutics Inc.	51,315	147
*	CASI Pharmaceuticals Inc.	47,384	146
*	Lineage Cell Therapeutics Inc.	162,844	145
*,^	AVEO Pharmaceuticals Inc.	231,856	145
*,^	Paratek Pharmaceuticals Inc.	35,594	143
*	Zynerba Pharmaceuticals Inc.	23,726	143
*,^	BioSig Technologies Inc.	23,843	141
*	X4 Pharmaceuticals Inc.	13,003	139
*	Personalis Inc.	12,749	139
*	Selecta Biosciences Inc.	58,357	139
*,^	Anavex Life Sciences Corp.	51,514	133
*	CytoSorbents Corp.	33,400	129
*	FONAR Corp.	6,520	128
*	Conformis Inc.	84,889	127
*	Acorda Therapeutics Inc.	61,195	125
*	Eton Pharmaceuticals Inc.	17,311	125
*,^	Verastem Inc.	92,316	124
*	Novan Inc.	38,991	123
*	Millendo Therapeutics Inc.	18,242	123
*,^	Viela Bio Inc.	4,397	119
*	Harvard Bioscience Inc.	38,763	118
*	Chimerix Inc.	58,216	118
*	Sutro Biopharma Inc.	10,716	118
*	NantKwest Inc.	30,899	117
*	Genesis Healthcare Inc.	69,665	114
*	Corvus Pharmaceuticals Inc.	20,608	112
*	Catabasis Pharmaceuticals Inc.	18,921	112
*,^	Marker Therapeutics Inc.	38,627	111
*	CTI BioPharma Corp.	70,123	111
*	Adamas Pharmaceuticals Inc.	28,838	109
*	EyePoint Pharmaceuticals Inc.	69,888	108
*	Proteostasis Therapeutics Inc.	46,442	106
*	La Jolla Pharmaceutical Co.	26,673	105
*	Oncocyte Corp.	46,583	105
*	Catalyst Biosciences Inc.	15,278	104
*	Applied Genetic Technologies Corp.	23,007	104
*	PhaseBio Pharmaceuticals Inc.	16,833	103
*	Electromed Inc.	11,845	102
*	Assertio Therapeutics Inc.	81,064	101
*	Kala Pharmaceuticals Inc.	27,064	100
*	Trevena Inc.	118,210	99
*	Cyclerion Therapeutics Inc.	36,337	99
*	Orgenesis Inc.	21,184	99

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Cumberland Pharmaceuticals Inc.	19,021	98
*	Pro-Dex Inc.	5,486	96
*	Celcuity Inc.	8,854	94
*,^	Soliton Inc.	8,518	94
*	Capital Senior Living Corp.	30,266	94
*	Solid Biosciences Inc.	20,868	93
*	Cerecor Inc.	17,042	92
*	Fortress Biotech Inc.	35,728	92
*	NewLink Genetics Corp.	35,215	89
*	Aquestive Therapeutics Inc.	15,170	88
*	Aclaris Therapeutics Inc.	46,289	87
*	Menlo Therapeutics Inc.	17,712	82
*	Chembio Diagnostics Inc.	17,597	80
*	BrainStorm Cell Therapeutics Inc.	18,530	79
*	Satsuma Pharmaceuticals Inc.	3,982	78
*	Evelo Biosciences Inc.	19,293	78
*	Calyxt Inc.	10,962	77
*,^	Kaleido Biosciences Inc.	15,049	76
*	LogicBio Therapeutics Inc.	10,447	75
*	Clearside Biomedical Inc.	25,500	74
*	Champions Oncology Inc.	8,643	72
*	Frequency Therapeutics Inc.	3,992	70
*,^	Ampio Pharmaceuticals Inc.	119,353	70
*	Aduro Biotech Inc.	57,135	67
*	Infinity Pharmaceuticals Inc.	69,800	67
*,^	Tyme Technologies Inc.	46,994	66
*,^	Bellicum Pharmaceuticals Inc.	49,920	64
*	Curis Inc.	37,775	64
*	Neuronetics Inc.	14,267	64
*	Neos Therapeutics Inc.	42,186	64
*	Cidara Therapeutics Inc.	15,960	61
*	Strata Skin Sciences Inc.	29,110	61
*	Cohbar Inc.	37,148	59
*	Celsion Corp.	33,970	58
*	Alimera Sciences Inc.	7,639	58
*	Checkpoint Therapeutics Inc.	32,676	56
*	Opiant Pharmaceuticals Inc.	3,871	56
*	Liquidia Technologies Inc.	12,974	55
*	Mirum Pharmaceuticals Inc.	2,213	54
*	Baudax Bio Inc.	7,807	54
*	Anixa Biosciences Inc.	16,448	54
*	Apollo Endosurgery Inc.	18,818	54
*	Arbutus Biopharma Corp.	19,291	54
*	Alpine Immune Sciences Inc.	13,861	53
	Merrimack Pharmaceuticals Inc.	16,693	53
*	Synlogic Inc.	20,244	52
*	Organovo Holdings Inc.	143,484	51
*	Cabaletta Bio Inc.	3,482	49
*	Endologix Inc.	30,745	49
*	ContraFect Corp.	76,434	47
*	Exagen Inc.	1,812	46
*	T2 Biosystems Inc.	39,297	46
*,^	Idera Pharmaceuticals Inc.	24,800	45
*	Zafgen Inc.	39,903	44
	Psychemedics Corp.	4,821	44
*	Kezar Life Sciences Inc.	10,856	44
*,^	Second Sight Medical Products Inc.	57,748	43
*	MRI Interventions Inc.	8,708	42
*	PLx Pharma Inc.	9,435	41
*	Repro-Med Systems Inc.	6,200	40
*	ElectroCore Inc.	25,302	40
*	Sensus Healthcare Inc.	11,106	39
*	Heat Biologics Inc.	81,967	39
*	Evoke Pharma Inc.	23,836	39
*	scPharmaceuticals Inc.	6,800	38
*,^	Quorum Health Corp.	39,069	37
*	Oyster Point Pharma Inc.	1,477	36
*	Acer Therapeutics Inc.	8,874	36
*	Cassava Sciences Inc.	6,178	32
*	Allena Pharmaceuticals Inc.	11,736	32
*,^	PolarityTE Inc.	12,318	32
*	Vermillion Inc.	38,754	31
*	Aptinyx Inc.	9,067	31
*	SCYNEXIS Inc.	32,979	30
*	Vir Biotechnology Inc.	2,379	30
*	Sunesis Pharmaceuticals Inc.	87,715	30
*	Galera Therapeutics Inc.	2,192	29
*	VIVUS Inc.	10,306	28
*	resTORbio Inc.	18,702	28
*,^	Enochian Biosciences Inc.	5,507	28
*	Neon Therapeutics Inc.	23,316	28
*	Hookipa Pharma Inc.	2,231	27
*	Genocea Biosciences Inc.	13,041	27
*,^	Teligent Inc.	63,171	27
*	Zosano Pharma Corp.	16,791	26
*	Oncternal Therapeutics Inc.	6,198	24
*	Celldex Therapeutics Inc.	10,913	24

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Helius Medical Technologies Inc. Class A	24,335	24
*	AgeX Therapeutics Inc.	12,811	23
*	AzurRx BioPharma Inc.	21,962	23
*	Aerpio Pharmaceuticals Inc.	36,309	23
*	Spring Bank Pharmaceuticals Inc.	13,831	22
*	AdaptHealth Corp.	1,937	21
*	Actinium Pharmaceuticals Inc.	97,444	21
*	HTG Molecular Diagnostics Inc.	30,070	21
*	Leap Therapeutics Inc.	18,179	20
*	Surface Oncology Inc.	10,827	20
*	NantHealth Inc.	18,798	19
*	Moleculin Biotech Inc.	21,052	19
*	Tela Bio Inc.	1,470	19
*	Aptevo Therapeutics Inc.	28,766	19
*	Equillium Inc.	5,211	18
*	IRIDEX Corp.	7,602	17
*	Xtant Medical Holdings Inc.	10,314	17
*,^	Unum Therapeutics Inc.	22,412	16
*	Sophiris Bio Inc.	41,006	15
*	Miragen Therapeutics Inc.	29,825	14
*	Venus Concept Inc.	2,899	14
*	IsoRay Inc.	21,784	14
*	Ekso Bionics Holdings Inc.	34,612	14
*	Conatus
	Pharmaceuticals Inc.	33,608	13
*	Avenue Therapeutics Inc.	1,400	13
*	Tocagen Inc.	23,322	12
*	Cocrystal Pharma Inc.	25,000	12
*	OncoSec Medical Inc.	6,480	12
*	Navidea Biopharmaceuticals Inc.	8,420	11
*	TFF Pharmaceuticals Inc.	1,746	9
*	Biolase Inc.	16,233	9
*	Five Star Senior Living Inc.	2,161	8
*	KemPharm Inc.	20,690	8
*	Bellerophon Therapeutics Inc.	18,401	6
*,^,§	Nobilis Health Corp.	50,453	6
*	Caladrius Biosciences Inc.	2,220	6
*	Biomerica Inc.	1,300	4
*	Evofem Biosciences Inc.	600	4
§	Synergy Pharmaceuticals Inc.	412,534	3
*	RA Medical Systems Inc.	2,302	3
*	NanoViricides Inc.	827	2
*	Brickell Biotech Inc.	1,147	2
*	aTyr Pharma Inc.	83	—
*	Soleno Therapeutics Inc.	100	—
			5,363,481
Industrials (13.0%)
	Boeing Co.	691,402	225,231
	Accenture plc Class A	820,887	172,854
	United Technologies Corp.	1,114,883	166,965
*	PayPal Holdings Inc.	1,518,602	164,267
	Honeywell International Inc.	924,368	163,613
	Union Pacific Corp.	897,236	162,211
	3M Co.	743,084	131,095
	General Electric Co.	11,284,615	125,936
	Danaher Corp.	807,610	123,952
	Lockheed Martin Corp.	309,340	120,451
	Fidelity National Information Services Inc.	794,120	110,454
	United Parcel Service Inc. Class B	905,779	106,030
	Caterpillar Inc.	714,433	105,507
*	Fiserv Inc.	747,212	86,400
	Automatic Data Processing Inc.	502,424	85,663
	Raytheon Co.	359,950	79,095
	Global Payments Inc.	388,879	70,994
	Deere & Co.	407,245	70,559
	CSX Corp.	960,020	69,467
	Northrop Grumman Corp.	196,132	67,464
	Illinois Tool Works Inc.	374,495	67,271
	Norfolk Southern Corp.	336,385	65,302
	Sherwin-Williams Co.	107,353	62,645
	Waste Management Inc.	547,986	62,448
	Emerson Electric Co.	786,807	60,002
	General Dynamics Corp.	317,706	56,027
	Eaton Corp. plc	535,565	50,729
	Roper Technologies Inc.	134,772	47,740
	FedEx Corp.	302,858	45,795
	Amphenol Corp. Class A	383,904	41,550
	TE Connectivity Ltd.	432,871	41,486
	Ingersoll-Rand plc	310,895	41,324
	Johnson Controls International plc	999,053	40,671
	TransDigm Group Inc.	66,224	37,085
	Paychex Inc.	417,050	35,474
	PACCAR Inc.	447,612	35,406

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Cummins Inc.	197,349	35,318
	Agilent Technologies Inc.	399,347	34,068
	Parker-Hannifin Corp.	165,371	34,037
	Willis Towers Watson plc	166,553	33,634
	Stanley Black & Decker Inc.	196,763	32,611
*	FleetCor Technologies Inc.	111,475	32,074
	Verisk Analytics Inc. Class A	213,328	31,858
	Waste Connections Inc.	340,231	30,890
	Cintas Corp.	114,638	30,847
	Rockwell Automation Inc.	148,558	30,108
	AMETEK Inc.	294,322	29,356
*	CoStar Group Inc.	47,362	28,337
	Fortive Corp.	368,713	28,166
*	Square Inc.	449,020	28,091
	Ball Corp.	422,470	27,321
	Fastenal Co.	735,041	27,160
*	Mettler-Toledo International Inc.	31,734	25,174
*	Keysight Technologies Inc.	241,597	24,795
	Vulcan Materials Co.	170,456	24,544
	Republic Services Inc. Class A	269,521	24,157
	Martin Marietta Materials Inc.	80,416	22,488
	Dover Corp.	188,073	21,677
	TransUnion	242,836	20,789
	WW Grainger Inc.	59,675	20,201
	Kansas City Southern	129,254	19,797
*	Waters Corp.	83,727	19,563
	Xylem Inc.	232,515	18,320
	Wabtec Corp.	235,047	18,287
	Broadridge Financial Solutions Inc.	147,630	18,238
*	Zebra Technologies Corp.	69,658	17,793
	Masco Corp.	370,483	17,779
	Old Dominion Freight Line Inc.	93,236	17,694
	Expeditors International of Washington Inc.	217,371	16,959
	IDEX Corp.	98,015	16,859
*	Teledyne Technologies Inc.	46,889	16,249
*	United Rentals Inc.	96,922	16,164
	Arconic Inc.	508,462	15,645
	Jacobs Engineering Group Inc.	170,640	15,329
	Allegion plc	118,973	14,817
	Jack Henry & Associates Inc.	99,687	14,521
	Westrock Co.	330,740	14,192
	CH Robinson Worldwide Inc.	174,154	13,619
	Packaging Corp. of America	121,566	13,614
	HEICO Corp. Class A	150,761	13,498
*	Trimble Inc.	323,693	13,495
*	Fair Isaac Corp.	35,653	13,358
	Huntington Ingalls Industries Inc.	52,760	13,236
	Textron Inc.	295,712	13,189
	Booz Allen Hamilton Holding Corp. Class A	180,719	12,855
	JB Hunt Transport Services Inc.	109,822	12,825
*	Crown Holdings Inc.	174,331	12,646
	Snap-on Inc.	71,490	12,110
	Carlisle Cos. Inc.	73,024	11,818
*	WEX Inc.	56,064	11,743
	Cognex Corp.	208,666	11,694
	Lennox International Inc.	47,774	11,655
	Universal Display Corp.	54,640	11,260
	Graco Inc.	216,305	11,248
*	Sensata Technologies Holding plc	207,424	11,174
	Toro Co.	138,736	11,053
	Nordson Corp.	66,756	10,871
*	Euronet Worldwide Inc.	67,086	10,570
	Hubbell Inc. Class B	70,269	10,387
	Genpact Ltd.	245,880	10,369
	Pentair plc	218,248	10,011
	Spirit AeroSystems Holdings Inc. Class A	133,825	9,753
	AptarGroup Inc.	82,849	9,579
*	XPO Logistics Inc.	118,564	9,450
	Donaldson Co. Inc.	162,549	9,366
	FLIR Systems Inc.	174,991	9,112
	Owens Corning	138,926	9,047
	Robert Half International Inc.	142,342	8,989
	Woodward Inc.	75,782	8,976
*	Arrow Electronics Inc.	104,844	8,884
	Xerox Holdings Corp.	239,544	8,832
*	HD Supply Holdings Inc.	216,616	8,712
	AO Smith Corp.	177,746	8,468
	Flowserve Corp.	169,964	8,459
	ITT Inc.	114,282	8,447
*	AECOM	193,737	8,356
	Oshkosh Corp.	87,717	8,302

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Generac Holdings Inc.	80,921	8,140
*	Berry Global Group Inc.	171,050	8,123
	Hexcel Corp.	109,673	8,040
	Sealed Air Corp.	200,725	7,995
	Sonoco Products Co.	129,344	7,983
	Curtiss-Wright Corp.	55,523	7,823
	Lincoln Electric Holdings Inc.	79,488	7,689
	BWX Technologies Inc.	123,501	7,667
	Watsco Inc.	41,931	7,554
	ManpowerGroup Inc.	77,753	7,550
	MDU Resources Group Inc.	253,507	7,532
*	Stericycle Inc.	117,347	7,488
	Quanta Services Inc.	182,594	7,433
	Jabil Inc.	174,593	7,216
	Allison Transmission Holdings Inc.	147,865	7,145
	Acuity Brands Inc.	51,204	7,066
	National Instruments Corp.	162,921	6,898
*	Trex Co. Inc.	75,056	6,746
*	Kirby Corp.	73,079	6,543
*	IPG Photonics Corp.	44,797	6,492
	Air Lease Corp. Class A	136,277	6,476
	Alliance Data Systems Corp.	57,645	6,468
	EMCOR Group Inc.	72,173	6,229
*	Gardner Denver Holdings Inc.	169,508	6,218
	Graphic Packaging Holding Co.	371,391	6,184
	MAXIMUS Inc.	82,893	6,166
	Tetra Tech Inc.	71,125	6,128
	AGCO Corp.	78,851	6,091
	Armstrong World Industries Inc.	63,256	5,944
	Brink’s Co.	64,632	5,861
	Landstar System Inc.	51,227	5,833
	Littelfuse Inc.	30,186	5,775
*	Paylocity Holding Corp.	46,995	5,678
	Avnet Inc.	133,394	5,661
	Crane Co.	65,508	5,659
*	Axon Enterprise Inc.	77,048	5,646
	MSA Safety Inc.	44,491	5,622
	KBR Inc.	182,149	5,556
*	Clean Harbors Inc.	64,773	5,554
	Knight-Swift Transportation Holdings Inc.	153,398	5,498
*	FTI Consulting Inc.	48,949	5,417
*	Coherent Inc.	31,127	5,178
*	Mercury Systems Inc.	73,788	5,099
	Timken Co.	89,565	5,043
*	MasTec Inc.	78,163	5,015
	Eagle Materials Inc.	54,072	4,902
	nVent Electric plc	191,278	4,893
*	RBC Bearings Inc.	30,378	4,810
*	SiteOne Landscape Supply Inc.	53,050	4,809
	Exponent Inc.	67,419	4,653
	John Bean Technologies Corp.	40,902	4,608
	Regal Beloit Corp.	53,723	4,599
	MSC Industrial Direct Co. Inc. Class A	58,609	4,599
*	CoreLogic Inc.	104,967	4,588
*	TopBuild Corp.	44,509	4,588
*	ASGN Inc.	64,457	4,574
	Louisiana-Pacific Corp.	154,135	4,573
	Valmont Industries Inc.	30,337	4,544
	Insperity Inc.	50,722	4,364
*	Rexnord Corp.	129,846	4,236
	Simpson Manufacturing Co. Inc.	52,459	4,209
*	Aerojet Rocketdyne Holdings Inc.	91,035	4,157
*	Colfax Corp.	113,543	4,131
	EnerSys	54,654	4,090
	Macquarie Infrastructure Corp.	95,200	4,078
*	Itron Inc.	48,463	4,068
	UniFirst Corp.	20,142	4,068
	Kennametal Inc.	107,253	3,957
	Tradeweb Markets Inc. Class A	84,805	3,931
	GATX Corp.	46,756	3,874
*	Novanta Inc.	43,666	3,862
	Ryder System Inc.	70,148	3,810
	Barnes Group Inc.	61,458	3,808
*	AMN Healthcare Services Inc.	59,598	3,714
	Vishay Intertechnology Inc.	174,244	3,710
*	II-VI Inc.	109,825	3,698
*	Builders FirstSource Inc.	145,021	3,685
	Universal Forest Products Inc.	75,784	3,615
	Watts Water Technologies Inc. Class A	36,230	3,614
	Moog Inc. Class A	41,524	3,543
*	Summit Materials Inc. Class A	145,399	3,475
	World Fuel Services Corp.	79,563	3,455
	Fluor Corp.	182,740	3,450
	Brady Corp. Class A	60,174	3,446
*	Anixter International Inc.	37,288	3,434

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Allegheny Technologies Inc.	164,662	3,402
*	Proto Labs Inc.	33,399	3,392
*	Integer Holdings Corp.	42,123	3,388
	Applied Industrial Technologies Inc.	50,469	3,366
	ABM Industries Inc.	86,935	3,278
	Silgan Holdings Inc.	104,432	3,246
	Belden Inc.	58,532	3,219
*	WESCO International Inc.	54,133	3,215
*	Saia Inc.	33,671	3,135
	Korn Ferry	73,939	3,135
*	Fabrinet	48,175	3,124
*	TriNet Group Inc.	54,288	3,073
*	Rogers Corp.	24,475	3,053
	Altra Industrial Motion Corp.	83,773	3,033
	Albany International Corp. Class A	39,767	3,019
	ESCO Technologies Inc.	32,540	3,010
	Franklin Electric Co. Inc.	52,126	2,988
*	Advanced Disposal Services Inc.	90,633	2,979
*	ExlService Holdings Inc.	42,537	2,955
*	Sanmina Corp.	85,229	2,918
*	Plexus Corp.	37,794	2,908
*	SPX Corp.	56,923	2,896
*	Beacon Roofing Supply Inc.	90,163	2,883
	Deluxe Corp.	56,016	2,796
*	Cimpress NV	22,081	2,777
	Triton International Ltd.	68,787	2,765
	ManTech International Corp. Class A	34,261	2,737
*	SPX FLOW Inc.	55,134	2,694
	Forward Air Corp.	37,720	2,639
	Otter Tail Corp.	51,307	2,632
*	Casella Waste Systems Inc. Class A	56,834	2,616
	Trinity Industries Inc.	117,848	2,610
	EVERTEC Inc.	75,240	2,561
	Terex Corp.	85,688	2,552
	Federal Signal Corp.	78,944	2,546
	AAON Inc.	51,423	2,541
*	BMC Stock Holdings Inc.	86,941	2,494
	Cubic Corp.	39,035	2,481
*	Ambarella Inc.	40,818	2,472
	Mueller Water Products Inc. Class A	206,279	2,471
	Badger Meter Inc.	37,793	2,454
	McGrath RentCorp	31,902	2,442
*	Atkore International Group Inc.	59,935	2,425
	Advanced Drainage Systems Inc.	60,989	2,369
*	Harsco Corp.	102,945	2,369
*	Knowles Corp.	111,353	2,355
	Kaman Corp.	35,429	2,335
*,^	Verra Mobility Corp. Class A	164,522	2,302
	Covanta Holding Corp.	154,949	2,299
*	Masonite International Corp.	31,827	2,298
	Comfort Systems USA Inc.	45,488	2,268
	Matson Inc.	55,352	2,258
*	Kratos Defense & Security Solutions Inc.	125,061	2,252
*	OSI Systems Inc.	22,226	2,239
	Mobile Mini Inc.	57,581	2,183
	Aircastle Ltd.	67,733	2,168
	Werner Enterprises Inc.	59,340	2,159
	Mueller Industries Inc.	67,846	2,154
	ICF International Inc.	23,358	2,140
*	Cardtronics plc Class A	47,912	2,139
*	Hub Group Inc. Class A	41,104	2,108
*	Gibraltar Industries Inc.	41,784	2,108
	HEICO Corp.	18,050	2,060
	Actuant Corp. Class A	77,583	2,019
	Rush Enterprises Inc. Class A	43,106	2,004
*	Huron Consulting Group Inc.	28,930	1,988
	Greif Inc. Class A	44,159	1,952
*	Resideo Technologies Inc.	162,274	1,936
*	JELD-WEN Holding Inc.	82,574	1,933
*	Installed Building Products Inc.	28,035	1,931
	AAR Corp.	42,353	1,910
	Boise Cascade Co.	50,686	1,852
*	TTM Technologies Inc.	122,705	1,847
*	Dycom Industries Inc.	38,931	1,836
	Alamo Group Inc.	14,511	1,822
*	Pluralsight Inc. Class A	105,689	1,819
*	Navistar International Corp.	62,782	1,817
*	CBIZ Inc.	66,874	1,803
*	TriMas Corp.	57,298	1,800
	EnPro Industries Inc.	26,883	1,798
	KEMET Corp.	66,319	1,794
	Methode Electronics Inc.	45,381	1,786
	Helios Technologies Inc.	38,184	1,765
	US Ecology Inc.	30,421	1,762
	Benchmark Electronics Inc.	51,267	1,762
*	AeroVironment Inc.	28,531	1,761
*	Sykes Enterprises Inc.	47,207	1,746

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Tennant Co.	22,281	1,736
*	Air Transport Services Group Inc.	72,443	1,699
*	Inovalon Holdings Inc. Class A	89,444	1,683
*	Continental Building Products Inc.	46,100	1,679
	Granite Construction Inc.	60,583	1,676
*	Livent Corp.	193,089	1,651
	Schneider National Inc. Class B	74,630	1,628
*	Cardlytics Inc.	25,366	1,594
*	MACOM Technology Solutions Holdings Inc.	59,680	1,587
	CSW Industrials Inc.	20,258	1,560
	AZZ Inc.	33,866	1,556
	Douglas Dynamics Inc.	28,005	1,540
	Triumph Group Inc.	59,917	1,514
	Raven Industries Inc.	43,930	1,514
	Patrick Industries Inc.	28,706	1,505
	Kadant Inc.	14,028	1,478
	Encore Wire Corp.	25,401	1,458
*	Everi Holdings Inc.	106,130	1,425
*	GMS Inc.	51,610	1,398
	Greenbrier Cos. Inc.	42,996	1,394
*	Conduent Inc.	220,777	1,369
	AVX Corp.	66,638	1,364
	H&E Equipment Services Inc.	40,338	1,348
	Lindsay Corp.	13,810	1,326
	Standex International Corp.	16,590	1,316
^	Maxar Technologies Inc.	81,464	1,277
	Mesa Laboratories Inc.	5,089	1,269
	Primoris Services Corp.	55,609	1,237
*	FARO Technologies Inc.	23,698	1,193
*	Evo Payments Inc. Class A	45,124	1,192
	CTS Corp.	39,567	1,187
*	CIRCOR International Inc.	25,613	1,184
	Astec Industries Inc.	28,132	1,182
	MTS Systems Corp.	24,549	1,179
	Heartland Express Inc.	56,000	1,179
*	Vicor Corp.	25,158	1,175
	Columbus McKinnon Corp.	29,281	1,172
*	Thermon Group Holdings Inc.	43,658	1,170
*	TrueBlue Inc.	47,415	1,141
	Kforce Inc.	27,346	1,086
	Griffon Corp.	52,789	1,073
^	ADT Inc.	135,163	1,072
*	SEACOR Holdings Inc.	24,609	1,062
	Apogee Enterprises Inc.	32,555	1,058
	Marten Transport Ltd.	48,713	1,047
*	Parsons Corp.	25,228	1,041
*	PGT Innovations Inc.	69,768	1,040
	Wabash National Corp.	68,982	1,013
	Cass Information Systems Inc.	17,483	1,009
*,^	Virgin Galactic Holdings Inc.	86,990	1,005
	TTEC Holdings Inc.	23,980	950
*	Atlas Air Worldwide Holdings Inc.	33,617	927
	Gorman-Rupp Co.	24,562	921
*	International Seaways Inc.	30,899	920
	Kelly Services Inc. Class A	40,521	915
*	Veeco Instruments Inc.	61,787	907
*	Aegion Corp. Class A	40,241	900
*	Astronics Corp.	32,141	898
*	Evolent Health Inc. Class A	97,693	884
*	Wesco Aircraft Holdings Inc.	79,662	878
	ArcBest Corp.	31,687	875
*	US Concrete Inc.	20,973	874
*	Great Lakes Dredge & Dock Corp.	75,548	856
	Barrett Business Services Inc.	9,147	827
*	Manitowoc Co. Inc.	46,466	813
	Argan Inc.	19,786	794
*	DXP Enterprises Inc.	19,912	793
	Quanex Building Products Corp.	45,913	784
*	CryoPort Inc.	47,594	783
	Spartan Motors Inc.	42,650	771
*	Ducommun Inc.	14,965	756
*	Vectrus Inc.	14,747	756
	Heidrick & Struggles International Inc.	23,054	749
*	Cornerstone Building Brands Inc.	86,982	740
	Ennis Inc.	34,057	737
*	Gates Industrial Corp. plc	52,443	722
	Hyster-Yale Materials Handling Inc.	11,973	706
*	Echo Global Logistics Inc.	33,912	702
*	Heritage-Crystal Clean Inc.	21,859	686
*	Tutor Perini Corp.	51,633	664
	Myers Industries Inc.	39,259	655
	Resources Connection Inc.	39,756	649
*	MYR Group Inc.	19,717	643
*	NV5 Global Inc.	12,709	641

39

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*,^	GreenSky Inc. Class A	70,723	629
*	Team Inc.	37,945	606
	B. Riley Financial Inc.	23,513	592
*	CAI International Inc.	20,333	589
*	Repay Holdings Corp.	39,863	584
*	Energy Recovery Inc.	58,834	576
*	Kimball Electronics Inc.	32,232	566
	Powell Industries Inc.	11,461	561
*	Cross Country Healthcare Inc.	46,809	544
	Miller Industries Inc.	14,573	541
	Allied Motion Technologies Inc.	10,888	528
*	Bill.Com Holdings Inc.	13,604	518
	CRA International Inc.	9,499	517
*	I3 Verticals Inc. Class A	18,167	513
	Insteel Industries Inc.	23,704	509
*	Foundation Building Materials Inc.	25,398	491
	NN Inc.	52,200	483
	NVE Corp.	6,716	480
*	Vishay Precision Group Inc.	13,917	473
	VSE Corp.	12,337	469
*	Blue Bird Corp.	20,283	465
*	Sterling Construction Co. Inc.	32,777	461
*	Donnelley Financial Solutions Inc.	41,992	440
*	Franklin Covey Co.	13,330	430
	Park Aerospace Corp.	25,791	420
*	Lydall Inc.	20,433	419
*	Willdan Group Inc.	13,172	419
*	Landec Corp.	36,782	416
	Omega Flex Inc.	3,782	406
*	Construction Partners Inc. Class A	23,515	397
*	Veritiv Corp.	20,029	394
*	UFP Technologies Inc.	7,853	390
*	Napco Security Technologies Inc.	12,814	377
*	Northwest Pipe Co.	10,922	364
	REV Group Inc.	29,469	360
	Park-Ohio Holdings Corp.	10,693	360
	Briggs & Stratton Corp.	52,278	348
*	CECO Environmental Corp.	43,080	330
	RR Donnelley & Sons Co.	82,974	328
*	Mistras Group Inc.	22,934	327
*	IES Holdings Inc.	12,444	319
*	InnerWorkings Inc.	57,943	319
*,^	Paysign Inc.	30,637	311
*	Lawson Products Inc.	5,840	304
	Graham Corp.	13,821	302
*	Eagle Bulk Shipping Inc.	64,892	298
	Hurco Cos. Inc.	7,684	295
	BG Staffing Inc.	13,089	287
	Daktronics Inc.	45,183	275
*	Universal Technical Institute Inc.	35,652	275
*	Era Group Inc.	26,281	267
	Bel Fuse Inc. Class B	12,784	262
*	Target Hospitality Corp.	51,466	257
*	Forterra Inc.	22,035	255
	NACCO Industries Inc. Class A	5,414	254
	United States Lime & Minerals Inc.	2,772	250
*	Iteris Inc.	49,895	249
*	ShotSpotter Inc.	9,637	246
*	Transcat Inc.	7,708	246
*	GP Strategies Corp.	18,445	244
*	Willis Lease Finance Corp.	4,107	242
*	Radiant Logistics Inc.	42,943	239
	Advanced Emissions Solutions Inc.	22,693	238
*	Select Interior Concepts Inc. Class A	26,163	235
*	Aspen Aerogels Inc.	29,879	232
*	Overseas Shipholding Group Inc. Class A	98,988	228
	Universal Logistics Holdings Inc.	11,966	227
*,^	Workhorse Group Inc.	72,174	219
*	Luna Innovations Inc.	30,072	219
	LSI Industries Inc.	35,837	217
*	LB Foster Co. Class A	10,821	210
*	Commercial Vehicle Group Inc.	32,782	208
*	Covenant Transportation Group Inc. Class A	15,743	203
*	CyberOptics Corp.	10,865	200
*	Ranpak Holdings Corp.	24,487	200
*	Orion Group Holdings Inc.	37,214	193
*	PAM Transportation Services Inc.	3,307	191
	Quad/Graphics Inc.	40,391	189
*	Concrete Pumping Holdings Inc.	33,517	183
*	IntriCon Corp.	10,120	182
*	Intevac Inc.	25,788	182
	Eastern Co.	5,925	181
	Global Water Resources Inc.	13,084	172
*	ServiceSource International Inc.	96,518	161
*	Twin Disc Inc.	14,489	160

40

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	DHI Group Inc.	52,458	158
*	Gencor Industries Inc.	13,358	156
*	Daseke Inc.	48,612	154
*,^	Wrap Technologies Inc.	24,038	154
	Preformed Line Products Co.	2,509	151
*	Innovative Solutions & Support Inc.	25,899	151
*	BlueLinx Holdings Inc.	10,357	148
*	Acacia Research Corp.	53,671	143
*	Orion Energy Systems Inc.	42,265	142
*	OptimizeRx Corp.	13,645	140
*,^	EVI Industries Inc.	5,076	137
*	Babcock & Wilcox Enterprises Inc.	37,535	137
*	General Finance Corp.	12,254	136
*	Ultralife Corp.	18,241	135
*	Information Services Group Inc.	52,556	133
*	PRGX Global Inc.	26,537	131
*,^	Turtle Beach Corp.	13,457	127
*	Goldfield Corp.	35,662	127
*,^	Research Frontiers Inc.	41,968	126
*	US Xpress Enterprises Inc. Class A	24,081	121
*	Perma-Fix Environmental Services	12,584	115
*	StarTek Inc.	13,737	110
*	YRC Worldwide Inc.	40,995	105
*	Manitex International Inc.	17,289	103
*	IEC Electronics Corp.	10,877	99
*	Asure Software Inc.	11,989	98
*	Horizon Global Corp.	26,846	94
*	Armstrong Flooring Inc.	21,631	92
*	PFSweb Inc.	23,956	91
*,^	ExOne Co.	11,835	88
*	Houston Wire & Cable Co.	19,943	88
*	Perceptron Inc.	15,787	87
	Richardson Electronics Ltd.	15,379	87
*	MicroVision Inc.	109,463	79
*	Sharps Compliance Corp.	18,541	78
*	Nesco Holdings Inc.	18,922	78
*	Frequency Electronics Inc.	7,573	77
	RF Industries Ltd.	11,313	76
*,^	Aqua Metals Inc.	89,750	68
*	Ballantyne Strong Inc.	19,745	64
*	Air T Inc.	3,141	63
*	CPI Aerostructures Inc.	8,892	60
*	ARC Document Solutions Inc.	41,831	58
*	USA Truck Inc.	7,669	57
*	Patriot Transportation Holding Inc.	2,866	56
*	Perma-Pipe International Holdings Inc.	5,795	54
*	Huttig Building Products Inc.	33,725	52
*	Broadwind Energy Inc.	31,113	52
*,^	Energous Corp.	28,873	51
*	CUI Global Inc.	46,040	51
*	Issuer Direct Corp.	4,075	48
	Hudson Global Inc.	3,985	48
	AMCON Distributing Co.	657	47
*,^	Coda Octopus Group Inc.	5,441	46
*	Hudson Technologies Inc.	43,220	42
*	Fuel Tech Inc.	44,766	42
*	FreightCar America Inc.	17,784	37
*	Hill International Inc.	11,060	35
*	Charah Solutions Inc.	13,885	34
*	Mayville Engineering Co. Inc.	2,983	28
*	Steel Connect Inc.	18,578	27
*	LightPath Technologies Inc. Class A	35,249	26
*,^	Vertex Energy Inc.	15,510	24
*	Alpha Pro Tech Ltd.	6,600	23
	Bel Fuse Inc. Class A	1,376	22
*,^	Odyssey Marine Exploration Inc.	6,843	22
*	Capstone Turbine Corp.	6,392	20
*	Air Industries Group	7,737	18
*	Limbach Holdings Inc.	3,987	15
*	Tecogen Inc.	6,672	14
*	ClearSign Combustion Corp.	15,390	12
*	eMagin Corp.	33,365	11
	Espey Manufacturing & Electronics Corp.	401	9
	Ecology and Environment Inc.	550	9
*	Wireless Telecom Group Inc.	5,529	8
*	AeroCentury Corp.	1,303	6
*	Rubicon Technology Inc.	609	5
*	Volt Information Sciences Inc.	1,894	5
*,^	Digital Ally Inc.	3,600	4
*	Usio Inc.	2,200	3
	Chicago Rivet & Machine Co.	123	3
*	DLH Holdings Corp.	400	2
*	Sypris Solutions Inc.	1,594	1
*	Air T Inc. Warrants Exp. 06/07/2020	8,708	—
			5,394,167

41

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Oil & Gas (4.0%)
	Exxon Mobil Corp.	5,472,720	381,886
	Chevron Corp.	2,445,486	294,706
	ConocoPhillips	1,417,456	92,177
	Schlumberger Ltd.	1,789,341	71,932
	Phillips 66	574,960	64,056
	EOG Resources Inc.	753,556	63,118
	Kinder Morgan Inc.	2,481,374	52,531
	Marathon Petroleum Corp.	838,533	50,522
	Valero Energy Corp.	531,448	49,770
	Occidental Petroleum Corp.	1,151,075	47,436
	ONEOK Inc.	532,165	40,269
	Williams Cos. Inc.	1,562,435	37,061
	Pioneer Natural Resources Co.	215,038	32,550
	Halliburton Co.	1,075,994	26,330
	Hess Corp.	353,503	23,618
	Concho Resources Inc.	258,490	22,636
	Baker Hughes a GE Co. Class A	839,908	21,527
	Diamondback Energy Inc.	209,710	19,474
*	Cheniere Energy Inc.	297,620	18,176
	Noble Energy Inc.	615,041	15,278
	Marathon Oil Corp.	1,034,086	14,043
	National Oilwell Varco Inc.	498,898	12,497
	Apache Corp.	483,159	12,364
	Devon Energy Corp.	472,959	12,283
	Targa Resources Corp.	300,159	12,255
	HollyFrontier Corp.	190,396	9,655
	Cabot Oil & Gas Corp.	537,067	9,350
*	WPX Energy Inc.	550,459	7,563
	Cimarex Energy Co.	130,104	6,829
	Parsley Energy Inc. Class A	342,522	6,477
	Helmerich & Payne Inc.	132,817	6,034
*	First Solar Inc.	96,834	5,419
*	Transocean Ltd.	759,286	5,224
	Murphy Oil Corp.	193,454	5,185
	PBF Energy Inc. Class A	132,084	4,143
	EQT Corp.	333,225	3,632
	Equitrans Midstream Corp.	265,772	3,551
	Continental Resources Inc.	98,361	3,374
*	Apergy Corp.	98,489	3,327
	Delek US Holdings Inc.	97,485	3,269
*	Chart Industries Inc.	46,228	3,120
*,^	Enphase Energy Inc.	114,011	2,979
	Arcosa Inc.	63,103	2,811
^	Antero Midstream Corp.	357,786	2,716
	Patterson-UTI Energy Inc.	254,722	2,675
*	Matador Resources Co.	144,112	2,590
*	Callon Petroleum Co.	503,395	2,431
	Core Laboratories NV	57,423	2,163
*	Dril-Quip Inc.	45,895	2,153
*	PDC Energy Inc.	82,160	2,150
*,^	Chesapeake Energy Corp.	2,536,176	2,094
	Cactus Inc. Class A	60,573	2,079
	Archrock Inc.	195,034	1,958
*	Oceaneering International Inc.	131,195	1,956
*	Magnolia Oil & Gas Corp. Class A	152,322	1,916
*	Helix Energy Solutions Group Inc.	180,667	1,740
*	Southwestern Energy Co.	704,094	1,704
*,^	Valaris plc Class A	257,636	1,690
	SM Energy Co.	149,187	1,677
*	NOW Inc.	143,724	1,615
	CVR Energy Inc.	39,685	1,604
*	CNX Resources Corp.	172,349	1,525
*	MRC Global Inc.	107,014	1,460
	QEP Resources Inc.	314,126	1,414
	NexTier Oilfield Solutions Inc.	205,534	1,377
*	Oasis Petroleum Inc.	419,360	1,367
*	SRC Energy Inc.	325,170	1,340
^	Range Resources Corp.	269,309	1,306
*	Renewable Energy Group Inc.	48,283	1,301
	Nabors Industries Ltd.	429,914	1,238
*,^	Plug Power Inc.	388,261	1,227
*	ProPetro Holding Corp.	105,929	1,192
*	Centennial Resource Development Inc. Class A	245,510	1,134
*	Oil States International Inc.	69,257	1,130
*	Par Pacific Holdings Inc.	48,381	1,124
	Liberty Oilfield Services Inc. Class A	91,909	1,022
*	Antero Resources Corp.	336,968	960
*,^	Tellurian Inc.	124,502	906
*	Whiting Petroleum Corp.	119,756	879
*	Tidewater Inc.	45,497	877
^	DMC Global Inc.	18,783	844
*	Northern Oil and Gas Inc.	355,507	832
*	SunPower Corp. Class A	106,535	831
*	Denbury Resources Inc.	585,562	826
	Green Plains Inc.	50,003	772

42

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Berry Petroleum Corp.	80,578	760
	Brigham Minerals Inc.	35,292	757
*	Talos Energy Inc.	25,024	754
*	Matrix Service Co.	31,134	712
*	TPI Composites Inc.	38,434	711
*	Newpark Resources Inc.	108,461	680
*	Select Energy Services Inc. Class A	72,441	672
*	Laredo Petroleum Inc.	218,547	627
*	W&T Offshore Inc.	112,705	627
*,^	Jagged Peak Energy Inc.	73,187	621
*	REX American Resources Corp.	7,205	591
*	Penn Virginia Corp.	19,258	584
	Solaris Oilfield Infrastructure Inc. Class A	41,081	575
*,^	Diamond Offshore Drilling Inc.	78,603	565
*	Gulfport Energy Corp.	176,959	538
*,^	California Resources Corp.	59,299	535
*	Bonanza Creek Energy Inc.	22,868	534
*,^	FuelCell Energy Inc.	191,653	481
	RPC Inc.	72,804	381
*	Noble Corp. plc	311,755	380
*	Ameresco Inc. Class A	21,679	379
*	SEACOR Marine Holdings Inc.	25,812	356
*	Contango Oil & Gas Co.	96,179	353
	Falcon Minerals Corp.	45,982	325
*	Exterran Corp.	40,132	314
*	TETRA Technologies Inc.	160,278	314
*	Montage Resources Corp.	36,819	292
	Amplify Energy Corp.	41,021	271
*	Geospace Technologies Corp.	15,385	258
*	Parker Drilling Co.	11,153	251
*	HighPoint Resources Corp.	141,690	239
*	Altus Midstream Co. Class A	77,115	221
*,^	Extraction Oil & Gas Inc.	99,840	212
	Panhandle Oil and Gas Inc. Class A	18,872	212
*	Ring Energy Inc.	74,978	198
*	American Superconductor Corp.	24,464	192
	Evolution Petroleum Corp.	34,236	187
*	SandRidge Energy Inc.	43,574	185
*	Forum Energy Technologies Inc.	109,759	184
*	Trecora Resources	25,502	182
*	Natural Gas Services Group Inc.	14,793	181
*	KLX Energy Services Holdings Inc.	26,382	170
*	Nine Energy Service Inc.	20,403	160
*,^	McDermott International Inc.	231,169	156
*	Goodrich Petroleum Corp.	14,690	147
*	Earthstone Energy Inc. Class A	23,011	146
*	Flotek Industries Inc.	64,587	129
*	VAALCO Energy Inc.	58,039	129
*	ION Geophysical Corp.	12,891	112
*	Covia Holdings Corp.	46,626	95
*	National Energy Services Reunited Corp.	9,927	91
*	SilverBow Resources Inc.	8,359	83
*	Abraxas Petroleum Corp.	226,495	80
	Adams Resources & Energy Inc.	2,078	79
*	Gulf Island Fabrication Inc.	14,914	76
*	Dawson Geophysical Co.	29,862	72
*	Ranger Energy Services Inc.	10,210	66
*	Chaparral Energy Inc. Class A	36,836	65
*	Smart Sand Inc.	24,644	62
*	US Well Services Inc.	32,839	62
*	PrimeEnergy Resources Corp.	399	60
*	Independence Contract Drilling Inc.	54,573	54
*	FTS International Inc.	49,145	51
*	Mitcham Industries Inc.	16,416	47
*	Unit Corp.	65,238	45
*	Lonestar Resources US Inc. Class A	17,103	45
*	Quintana Energy Services Inc.	15,295	43
*,^	Torchlight Energy Resources Inc.	56,117	43
	Mammoth Energy Services Inc.	18,291	40
*,^	Pacific Ethanol Inc.	56,982	37
*	NCS Multistage Holdings Inc.	16,701	35
*	Infrastructure and Energy Alternatives Inc.	7,696	25

43

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	American Resources Corp. Class A	31,283	20
*,^	Lilis Energy Inc.	49,026	19
*,^	Zion Oil & Gas Inc.	67,755	12
*	Superior Drilling Products Inc.	13,687	11
*,^	Enservco Corp.	27,027	5
*	Rosehill Resources Inc. Class A	1,902	2
*	Aemetis Inc.	2,872	2
*	Hornbeck Offshore Services Inc.	17,034	2
*	Alta Mesa Resources Inc. Class A	103,408	2
*	Talos Energy Inc. Warrants Exp. 02/28/2021	725	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	7,759	—
*	Houston American Energy Corp.	400	—
*,^,§	Harvest Natural Resources Inc.	27,025	—
			1,664,204
Other (0.0%)[2]
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	90,957	80
*,§	Tobira Therapeutics CVR Exp. 12/31/2028	4,500	20
*,§	Ambit Biosciences Corp. CVR	29,736	18
*,§	A Schulman Inc. CVR	40,279	17
*	Kadmon Warrants Exp. 09/29/2022	25,728	12
*,§	NewStar Financial Inc. CVR	36,657	9
*,§	OncoMed Pharmaceuticals Inc. CVR	31,662	9
*,§	Media General Inc. CVR	175,133	7
*,^,§	Corium CVR	34,910	6
*,§	Alexza Pharmaceuticals Inc. CVR	80,591	3
*,§	Aratana Therapeutics Inc. CVR	67,232	2
*,§	OncoMed Pharmaceuticals Inc. CVR (XNGS)	31,662	—
*,§	Clinical Data CVR	29,879	—
*,^,§	Biosante Pharmaceutical Inc. CVR	156,953	—
*,§	TheStreet CVR	4,399	—
			183
Technology (21.6%)
	Microsoft Corp.	9,865,064	1,555,721
	Apple Inc.	5,171,168	1,518,513
*	Facebook Inc. Class A	3,111,870	638,711
*	Alphabet Inc. Class A	388,223	519,982
*	Alphabet Inc. Class C	376,856	503,864
	Intel Corp.	5,624,281	336,613
	Cisco Systems Inc.	5,486,042	263,111
*	Adobe Inc.	625,195	206,196
	NVIDIA Corp.	751,667	176,867
*	salesforce.com Inc.	1,077,454	175,237
	Texas Instruments Inc.	1,207,972	154,971
	Broadcom Inc.	486,995	153,900
	International Business Machines Corp.	1,145,611	153,558
	Oracle Corp.	2,759,187	146,182
	QUALCOMM Inc.	1,476,620	130,282
	Intuit Inc.	319,096	83,581
*	Micron Technology Inc.	1,429,849	76,897
	Applied Materials Inc.	1,194,010	72,882
*	ServiceNow Inc.	244,023	68,893
*	Advanced Micro Devices Inc.	1,438,844	65,985
	L3Harris Technologies Inc.	285,441	56,480
	Analog Devices Inc.	475,121	56,463
	Lam Research Corp.	187,700	54,883
*	Autodesk Inc.	282,734	51,870
	Cognizant Technology Solutions Corp. Class A	710,439	44,061
	HP Inc.	1,920,724	39,471
	KLA Corp.	203,975	36,342
	Motorola Solutions Inc.	222,606	35,871
*	Workday Inc. Class A	212,752	34,987
	Microchip Technology Inc.	308,747	32,332
	Xilinx Inc.	325,011	31,776
*	Twitter Inc.	953,999	30,576
*	Splunk Inc.	199,555	29,887
	Corning Inc.	990,338	28,829
	Cerner Corp.	384,278	28,202
*	ANSYS Inc.	108,467	27,920
*	Palo Alto Networks Inc.	120,599	27,889
*	Synopsys Inc.	192,653	26,817
	Skyworks Solutions Inc.	221,639	26,792
	CDW Corp.	186,507	26,641
	Hewlett Packard Enterprise Co.	1,675,109	26,567
*	VeriSign Inc.	136,953	26,388
*	IAC/InterActiveCorp	101,934	25,393
*	Cadence Design Systems Inc.	362,359	25,133
*	Veeva Systems Inc. Class A	171,947	24,186

44

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	Western Digital Corp.	365,637	23,207
	Marvell Technology Group Ltd.	867,956	23,053
	Maxim Integrated Products Inc.	349,267	21,483
*	Snap Inc.	1,256,636	20,521
*	Fortinet Inc.	187,314	19,998
	NortonLifeLock Inc.	730,511	18,643
	NetApp Inc.	294,787	18,350
	Leidos Holdings Inc.	181,345	17,752
	Citrix Systems Inc.	159,327	17,669
*	Qorvo Inc.	150,415	17,483
	Seagate Technology plc	287,714	17,119
*	Akamai Technologies Inc.	197,498	17,060
	SS&C Technologies Holdings Inc.	277,191	17,020
*	Gartner Inc.	110,121	16,970
*	Paycom Software Inc.	63,994	16,943
*	RingCentral Inc. Class A	97,562	16,456
*	Okta Inc.	138,818	16,015
*	Twilio Inc. Class A	161,673	15,889
*	GoDaddy Inc. Class A	220,869	15,001
*	Tyler Technologies Inc.	49,978	14,994
*	VMware Inc. Class A	98,461	14,945
	Teradyne Inc.	218,027	14,867
*	EPAM Systems Inc.	67,454	14,311
*	Arista Networks Inc.	69,529	14,142
*	Dell Technologies Inc.	268,666	13,807
*	DocuSign Inc. Class A	183,926	13,631
*	ON Semiconductor Corp.	530,846	12,942
	DXC Technology Co.	331,470	12,460
*	Coupa Software Inc.	82,202	12,022
*	Black Knight Inc.	183,395	11,825
*	Guidewire Software Inc.	106,109	11,648
*	Zendesk Inc.	146,968	11,262
	Cypress Semiconductor Corp.	479,294	11,182
*	F5 Networks Inc.	78,177	10,917
	Juniper Networks Inc.	440,884	10,859
*	Aspen Technology Inc.	89,044	10,768
*	PTC Inc.	133,470	9,996
	Monolithic Power Systems Inc.	53,432	9,512
*	Ceridian HCM Holding Inc.	130,148	8,834
	Entegris Inc.	175,304	8,781
	CDK Global Inc.	156,103	8,536
*	Ciena Corp.	196,646	8,395
*	Proofpoint Inc.	72,925	8,370
*	HubSpot Inc.	52,533	8,326
*,^	MongoDB Inc.	61,583	8,105
*	CACI International Inc. Class A	32,283	8,070
	MKS Instruments Inc.	70,522	7,758
*	Pinterest Inc. Class A	404,019	7,531
*	Lumentum Holdings Inc.	93,917	7,448
*	Nutanix Inc.	227,277	7,105
*,^	Slack Technologies Inc. Class A	310,626	6,983
*	Anaplan Inc.	130,630	6,845
	SYNNEX Corp.	52,673	6,784
*	Tech Data Corp.	47,108	6,765
	Science Applications International Corp.	76,482	6,655
*	Manhattan Associates Inc.	82,932	6,614
*	Nuance Communications Inc.	364,557	6,500
*	Silicon Laboratories Inc.	55,801	6,472
*	Cree Inc.	138,823	6,407
*	Avalara Inc.	86,916	6,367
*	Cirrus Logic Inc.	75,071	6,187
*	Alteryx Inc. Class A	61,649	6,169
*	Smartsheet Inc. Class A	130,988	5,884
*	NCR Corp.	164,785	5,794
	j2 Global Inc.	60,699	5,688
*	RealPage Inc.	104,411	5,612
*,^	Match Group Inc.	67,915	5,577
*	ViaSat Inc.	75,072	5,495
	LogMeIn Inc.	63,724	5,464
	Cabot Microelectronics Corp.	37,806	5,456
*	ACI Worldwide Inc.	143,457	5,435
	Blackbaud Inc.	63,708	5,071
*	Pure Storage Inc. Class A	294,531	5,039
*	Five9 Inc.	75,449	4,948
*	Dropbox Inc. Class A	270,165	4,839
*	Verint Systems Inc.	84,972	4,704
	Perspecta Inc.	177,458	4,692
*	Semtech Corp.	86,704	4,587
*	Inphi Corp.	61,368	4,542
*	Envestnet Inc.	64,872	4,517
*	New Relic Inc.	68,229	4,483
*	Q2 Holdings Inc.	55,184	4,474
*	Viavi Solutions Inc.	298,080	4,471
*	FireEye Inc.	258,891	4,279
*	Cornerstone OnDemand Inc.	71,958	4,213
	Pegasystems Inc.	52,108	4,150
*	Teradata Corp.	150,006	4,016
*	Zscaler Inc.	84,738	3,940
	Brooks Automation Inc.	89,080	3,738
*	CommScope Holding Co. Inc.	253,313	3,595
*	Qualys Inc.	43,053	3,589
	Power Integrations Inc.	36,270	3,587
	Cogent Communications Holdings Inc.	54,481	3,585

45

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Advanced Energy Industries Inc.	49,804	3,546
*	Everbridge Inc.	44,225	3,453
*	Premier Inc. Class A	89,980	3,408
*	Elastic NV	52,814	3,396
*	Insight Enterprises Inc.	47,216	3,319
*	Lattice Semiconductor Corp.	170,119	3,256
*	Acacia Communications Inc.	47,786	3,240
*	Rapid7 Inc.	56,251	3,151
*	Diodes Inc.	52,767	2,974
*	Varonis Systems Inc.	37,721	2,931
*	Bottomline Technologies DE Inc.	54,033	2,896
*	Box Inc.	172,297	2,891
*	Blackline Inc.	55,995	2,887
*,^	Cloudera Inc.	244,906	2,848
*	PROS Holdings Inc.	47,335	2,836
*	LivePerson Inc.	76,030	2,813
*	Synaptics Inc.	42,243	2,778
*	EchoStar Corp. Class A	63,091	2,732
*	SPS Commerce Inc.	46,560	2,580
*	SailPoint Technologies Holding Inc.	107,236	2,531
*	FormFactor Inc.	96,101	2,496
	Progress Software Corp.	59,253	2,462
*	SVMK Inc.	132,544	2,369
*	CommVault Systems Inc.	52,340	2,336
*	NetScout Systems Inc.	96,044	2,312
*	Dynatrace Inc.	90,443	2,288
	CSG Systems International Inc.	43,391	2,247
*	Appfolio Inc.	20,216	2,223
	InterDigital Inc.	40,640	2,214
*	Instructure Inc.	43,702	2,107
*	Alarm.com Holdings Inc.	47,985	2,062
*	Allscripts Healthcare Solutions Inc.	204,274	2,005
*	Avaya Holdings Corp.	147,449	1,991
*	Rambus Inc.	144,173	1,986
*	Onto Innovation Inc.	53,456	1,953
*	Perficient Inc.	39,816	1,834
*	Infinera Corp.	227,093	1,803
	NIC Inc.	80,523	1,800
*	Workiva Inc. Class A	41,536	1,747
*	MaxLinear Inc.	82,257	1,746
*	Altair Engineering Inc. Class A	46,562	1,672
*,^	Appian Corp. Class A	43,487	1,662
*	ForeScout Technologies Inc.	50,025	1,641
*	Covetrus Inc.	122,766	1,621
^	Ubiquiti Inc.	8,465	1,600
*	Blucora Inc.	60,848	1,591
*	Virtusa Corp.	34,332	1,556
*	Yext Inc.	105,966	1,528
*	MicroStrategy Inc. Class A	10,603	1,512
*	Zuora Inc. Class A	101,918	1,460
*	ePlus Inc.	16,954	1,429
*	Bandwidth Inc. Class A	22,192	1,421
*,^	Datadog Inc. Class A	35,827	1,354
*	Photronics Inc.	85,837	1,353
*	Eventbrite Inc. Class A	66,801	1,347
*,^	Crowdstrike Holdings Inc. Class A	26,977	1,345
	TiVo Corp.	157,007	1,331
*	Model N Inc.	37,560	1,317
	Switch Inc.	87,773	1,301
*	3D Systems Corp.	146,650	1,283
*	ScanSource Inc.	33,416	1,235
	Xperi Corp.	63,841	1,181
*	Tenable Holdings Inc.	49,196	1,179
*,^	Tabula Rasa HealthCare Inc.	24,180	1,177
*	Cision Ltd.	117,713	1,174
	Plantronics Inc.	42,109	1,151
*	Ultra Clean Holdings Inc.	47,897	1,124
*	SolarWinds Corp.	60,330	1,119
	Cohu Inc.	48,643	1,111
*	NextGen Healthcare Inc.	69,152	1,111
*	Extreme Networks Inc.	147,844	1,090
	Comtech Telecommunications Corp.	29,838	1,059
*	Cerence Inc.	46,701	1,057
*	Shutterstock Inc.	24,425	1,047
*	Pagerduty Inc.	44,492	1,041
	Ebix Inc.	29,869	998
*	Amkor Technology Inc.	76,680	997
*	Diebold Nixdorf Inc.	91,021	961
*	Ichor Holdings Ltd.	28,782	958
*	Unisys Corp.	80,425	954
*	NETGEAR Inc.	38,345	940
*	Upland Software Inc.	25,919	926
*	Axcelis Technologies Inc.	37,944	914
	Pitney Bowes Inc.	220,856	890
*	Cloudflare Inc. Class A	50,647	864
*	Benefitfocus Inc.	35,575	781
*	Vocera Communications Inc.	37,341	775
*	CEVA Inc.	28,413	766
*,^	Livongo Health Inc.	30,402	762
*	Harmonic Inc.	96,952	756
*,^	Tucows Inc. Class A	12,206	754

46

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	OneSpan Inc.	43,536	745
*,^	Medallia Inc.	23,931	744
	QAD Inc. Class A	14,017	714
*	Domo Inc.	32,533	707
*	nLight Inc.	33,898	687
*	Fastly Inc. Class A	33,924	681
*	Agilysys Inc.	26,614	676
	PC Connection Inc.	13,215	656
	American Software Inc. Class A	41,641	620
*	Boingo Wireless Inc.	56,504	619
	ADTRAN Inc.	61,392	607
*	MobileIron Inc.	124,524	605
*	Digi International Inc.	33,483	593
*	Loral Space & Communications Inc.	17,413	563
*	Limelight Networks Inc.	137,872	563
*	Phreesia Inc.	20,807	554
*	PDF Solutions Inc.	32,372	547
	Hackett Group Inc.	33,557	542
*	Forrester Research Inc.	12,773	533
*	NeoPhotonics Corp.	56,905	502
*	Impinj Inc.	19,230	497
*	WideOpenWest Inc.	66,554	494
*	Rosetta Stone Inc.	26,629	483
*,^	Gogo Inc.	75,030	480
*	Zix Corp.	70,110	475
*	Digimarc Corp.	13,962	469
*	Meet Group Inc.	93,227	467
*	Calix Inc.	58,113	465
*,^	Inseego Corp.	60,648	445
	Systemax Inc.	17,608	443
	Computer Programs & Systems Inc.	16,716	441
	Simulations Plus Inc.	15,145	440
*	Telaria Inc.	49,795	439
*	PAR Technology Corp.	14,203	437
*	CalAmp Corp.	44,503	426
*,^	Health Catalyst Inc.	12,250	425
*	A10 Networks Inc.	60,536	416
*	DSP Group Inc.	26,036	410
*	Endurance International Group Holdings Inc.	85,240	401
*	Brightcove Inc.	44,015	382
*	Ping Identity Holding Corp.	15,292	372
*	Sciplay Corp. Class A	29,427	362
*	Alpha & Omega Semiconductor Ltd.	25,712	350
*	Mitek Systems Inc.	45,310	347
*,^	VirnetX Holding Corp.	86,838	330
*,^	Applied Optoelectronics Inc.	24,455	291
*	Ooma Inc.	21,775	288
*	Adesto Technologies Corp.	33,850	288
*	ChannelAdvisor Corp.	31,025	280
*	Synchronoss Technologies Inc.	58,796	279
*	Immersion Corp.	35,489	264
*	KVH Industries Inc.	21,023	234
*	ACM Research Inc. Class A	12,629	233
*	Icad Inc.	29,252	227
*	Ribbon Communications Inc.	71,586	222
*	Clearfield Inc.	14,122	197
*	Seachange International Inc.	46,503	195
	PC-Tel Inc.	22,253	188
*	AXT Inc.	42,819	186
*,^	Intelligent Systems Corp.	4,600	184
*	Telenav Inc.	36,650	178
*	SecureWorks Corp. Class A	10,122	169
*	GSI Technology Inc.	21,838	155
*	eGain Corp.	19,305	153
*	Smith Micro Software Inc.	37,622	150
*	Airgain Inc.	14,003	150
*	Powerfleet Inc.	21,901	143
*	Pixelworks Inc.	35,769	140
	GlobalSCAPE Inc.	14,127	139
*	Amtech Systems Inc.	19,290	138
*	Majesco	16,500	136
*	Castlight Health Inc. Class B	98,203	131
*	GTY Technology Holdings Inc.	21,576	127
*	VOXX International Corp. Class A	28,587	125
*	LRAD Corp.	37,838	124
*	SharpSpring Inc.	10,659	122
*	Identiv Inc.	21,369	121
*	Casa Systems Inc.	29,218	120
	QAD Inc. Class B	3,097	114
*	DASAN Zhone Solutions Inc.	12,823	114
*	RigNet Inc.	17,068	113
*	Beyond Air Inc.	20,888	109
*	Computer Task Group Inc.	20,394	106
*	Aviat Networks Inc.	6,976	98
	Wayside Technology Group Inc.	5,976	97
	AstroNova Inc.	6,427	88
*	Great Elm Capital Group Inc.	25,570	85

47

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
	TransAct Technologies Inc.	7,695	84
*	Park City Group Inc.	16,658	84
*	Cambium Networks Corp.	9,228	81
*	EMCORE Corp.	25,614	78
	TESSCO Technologies Inc.	6,913	78
*	Akerna Corp.	8,333	70
*,^	Red Violet Inc.	3,768	70
*	Key Tronic Corp.	12,158	66
*	Synacor Inc.	43,316	66
*,^	Resonant Inc.	26,336	64
*	Everspin Technologies Inc.	12,013	63
	CSP Inc.	4,375	57
*	Mastech Digital Inc.	5,006	55
*	WidePoint Corp.	138,277	55
*	Intellicheck Inc.	7,252	54
*	Finjan Holdings Inc.	27,000	54
*	Mohawk Group Holdings Inc.	8,693	51
*	Rimini Street Inc.	13,148	51
*	Atomera Inc.	15,772	49
*	Aehr Test Systems	23,485	47
*	Sprout Social Inc. Class A	2,914	47
*	QuickLogic Corp.	7,664	46
	Network-1 Technologies Inc.	20,999	46
*	RCM Technologies Inc.	14,006	42
*	Data I/O Corp.	9,481	40
*	NetSol Technologies Inc.	9,891	40
*	inTEST Corp.	6,464	38
	BK Technologies Corp.	11,900	37
*	ADDvantage Technologies Group Inc.	14,730	36
*	BSQUARE Corp.	25,292	35
*	Kopin Corp.	84,748	34
*,^	Veritone Inc.	13,211	33
*	Internap Corp.	26,796	29
*,^	TransEnterix Inc.	19,408	29
*	CVD Equipment Corp.	8,553	28
*	GSE Systems Inc.	14,921	25
	Support.com Inc.	21,839	24
*,^	Lantronix Inc.	6,314	22
*	ClearOne Inc.	11,338	19
*	Evolving Systems Inc.	20,892	19
*	Streamline Health Solutions Inc.	10,393	14
*	Exela Technologies Inc.	34,119	14
*	Super League Gaming Inc.	5,809	14
*,^	NXT-ID Inc.	23,431	11
*	Neurotrope Inc.	9,635	9
*	RumbleON Inc. Class B	8,187	7
*	Inuvo Inc.	19,200	6
*	Westell Technologies Inc. Class A	5,216	5
*	SITO Mobile Ltd.	16,539	5
*	CynergisTek Inc.	1,200	4
*	Innodata Inc.	1,100	1
*	Qualstar Corp.	200	1
*	Cinedigm Corp. Class A	1,210	1
			8,956,711
Telecommunications (1.9%)
	AT&T Inc.	9,447,773	369,219
	Verizon Communications Inc.	5,350,388	328,514
*	T-Mobile US Inc.	389,339	30,532
	CenturyLink Inc.	1,401,221	18,510
*	Zayo Group Holdings Inc.	303,490	10,516
*	Sprint Corp.	783,265	4,081
*,^	Zoom Video Communications Inc. Class A	59,811	4,070
*	Iridium Communications Inc.	145,640	3,589
	Telephone & Data Systems Inc.	120,664	3,068
	Shenandoah Telecommunications Co.	61,462	2,557
*	Vonage Holdings Corp.	287,511	2,130
*	8x8 Inc.	115,888	2,121
	ATN International Inc.	14,476	802
*	United States Cellular Corp.	20,216	732
*	Intelsat SA	99,705	701
*	Cincinnati Bell Inc.	62,465	654
*	Anterix Inc.	12,883	557
*,^	GTT Communications Inc.	42,173	479
*	ORBCOMM Inc.	98,534	415
*,^	Globalstar Inc.	747,398	388
	Consolidated Communications Holdings Inc.	85,883	333
	Spok Holdings Inc.	26,291	321
*	IDT Corp. Class B	19,345	139
*	Alaska Communications Systems Group Inc.	73,683	130
*,^	Frontier Communications Corp.	136,965	122
*	HC2 Holdings Inc.	46,997	102
*,^	Pareteum Corp.	140,419	61
*	Otelco Inc. Class A	3,053	31
			784,874

48

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
Utilities (3.2%)
	NextEra Energy Inc.	632,153	153,082
	Dominion Energy Inc.	1,066,457	88,324
	Southern Co.	1,354,786	86,300
	Duke Energy Corp.	942,040	85,923
	American Electric Power Co. Inc.	637,190	60,221
	Exelon Corp.	1,253,371	57,141
	Sempra Energy	354,443	53,691
	Xcel Energy Inc.	694,217	44,076
	Consolidated Edison Inc.	431,180	39,009
	Public Service Enterprise Group Inc.	654,592	38,654
	WEC Energy Group Inc.	407,533	37,587
	Eversource Energy	417,561	35,522
	Edison International	463,601	34,960
	FirstEnergy Corp.	696,426	33,846
	PPL Corp.	929,479	33,350
	DTE Energy Co.	248,374	32,256
	Entergy Corp.	256,429	30,720
	American Water Works Co. Inc.	235,043	28,875
	Ameren Corp.	319,401	24,530
	CMS Energy Corp.	377,085	23,696
	Evergy Inc.	300,411	19,554
	CenterPoint Energy Inc.	643,992	17,562
	Alliant Energy Corp.	316,213	17,303
	Atmos Energy Corp.	153,914	17,217
	AES Corp.	852,829	16,971
	NiSource Inc.	476,516	13,266
	Aqua America Inc.	278,239	13,061
	Pinnacle West Capital Corp.	145,157	13,054
	NRG Energy Inc.	308,141	12,249
	UGI Corp.	267,962	12,101
	Vistra Energy Corp.	505,049	11,611
	OGE Energy Corp.	257,851	11,467
*	PG&E Corp.	679,005	7,381
	IDACORP Inc.	65,581	7,004
	Hawaiian Electric Industries Inc.	139,573	6,540
	Portland General Electric Co.	115,702	6,455
	ONE Gas Inc.	67,998	6,363
	Black Hills Corp.	78,550	6,169
	New Jersey Resources Corp.	123,305	5,496
	ALLETE Inc.	66,574	5,404
	PNM Resources Inc.	103,976	5,273
	Spire Inc.	62,376	5,197
	National Fuel Gas Co.	110,469	5,141
	Southwest Gas Holdings Inc.	65,075	4,944
	NorthWestern Corp.	65,147	4,669
	Avangrid Inc.	82,162	4,203
	American States Water Co.	47,947	4,154
	Avista Corp.	85,779	4,125
	Ormat Technologies Inc.	52,701	3,927
	South Jersey Industries Inc.	118,358	3,903
	El Paso Electric Co.	51,480	3,495
	MGE Energy Inc.	44,326	3,494
	Pattern Energy Group Inc. Class A	126,352	3,381
	California Water Service Group	62,152	3,205
	Northwest Natural Holding Co.	42,716	3,149
	SJW Group	36,224	2,574
	Chesapeake Utilities Corp.	22,181	2,126
	TerraForm Power Inc. Class A	118,670	1,826
*	Evoqua Water Technologies Corp.	88,776	1,682
	Unitil Corp.	23,368	1,445
*	Sunrun Inc.	100,391	1,386
	Middlesex Water Co.	20,345	1,293
	York Water Co.	16,582	765
*	AquaVenture Holdings Ltd.	19,393	526
*,^	Bloom Energy Corp. Class A	69,813	521
*	Vivint Solar Inc.	53,775	390
	Artesian Resources Corp. Class A	10,398	387
*	Atlantic Power Corp.	141,382	329
*	Pure Cycle Corp.	22,924	289
	RGC Resources Inc.	8,637	247
*,^	Cadiz Inc.	22,248	245
*	Sunnova Energy International Inc.	17,369	194
	Genie Energy Ltd. Class B	20,232	156
	Spark Energy Inc. Class A	14,892	137
			1,326,769
Total Common Stocks (Cost $19,205,936)			41,092,031

49

Institutional Total Stock Market Index Fund

		Market
		Value•
	Shares	($000)
Preferred Stocks (0.0%)
Air T Funding Pfd. 8.00%, 6/7/24, (Cost $3)	1,658	4
Temporary Cash Investments (0.9%)1
Money Market Fund (0.9%)
[3,4] Vanguard Market Liquidity Fund, 1.816%	3,587,825	358,819

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[5] United States Treasury Bill, 1.531%, 2/13/20	6,750	6,738
Total Temporary Cash Investments (Cost $365,533)		365,557
Total Investments (100.2%) (Cost $19,571,472)		41,457,592

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	1,810
Receivables for Investment Securities Sold	229
Receivables for Accrued Income	43,830
Receivables for Capital Shares Issued	46,073
Variation Margin Receivable—Futures Contracts	730
Other Assets[5]	4,527
Total Other Assets	97,199
Liabilities
Payables for Investment Securities Purchased	(66,738)
Collateral for Securities on Loan	(118,135)
Payables for Capital Shares Redeemed	(8,792)
Payables to Vanguard	(431)
Variation Margin Payable—Futures Contracts	(68)
Other Liabilities	(1,710)
Total Liabilities	(195,874)
Net Assets (100%)	41,358,917

At December 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	19,268,079
Total Distributable Earnings (Loss)	22,090,838
Net Assets	41,358,917

Institutional Shares—Net Assets
Applicable to 10,509,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	721,539
Net Asset Value Per Share—Institutional Shares	$68.66

Institutional Plus Shares—Net Assets
Applicable to 591,892,019 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	40,637,378
Net Asset Value Per Share—Institutional Plus Shares	$68.66

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $111,062,000.
§	Security value determined using significant unobservable inputs.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2	“Other” represents securities that are not classified by the fund’s benchmark index.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $118,135,000 was received for securities on loan.
5	Securities with a value of $6,737,000 and cash of $4,527,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

50

Institutional Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	1,546	249,764	2,899
E-mini Russell 2000 Index	March 2020	125	10,441	163
E-mini S&P Mid-Cap 400 Index	March 2020	30	6,194	106
				3,168

See accompanying Notes, which are an integral part of the Financial Statements.

51

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2019
($000)
Investment Income
Income
Dividends	723,938
Interest[1]	2,674
Securities Lending—Net	6,672
Total Income	733,284
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,392
Management and Administrative—Institutional Shares	103
Management and Administrative—Institutional Plus Shares	3,420
Marketing and Distribution—Institutional Shares	19
Marketing and Distribution—Institutional Plus Shares	409
Custodian Fees	266
Auditing Fees	34
Shareholders’ Reports—Institutional Shares	3
Shareholders’ Reports—Institutional Plus Shares	112
Trustees’ Fees and Expenses	17
Total Expenses	7,775
Net Investment Income	725,509
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,102,562
Futures Contracts	26,979
Realized Net Gain (Loss)	1,129,541
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	8,302,835
Futures Contracts	8,657
Change in Unrealized Appreciation (Depreciation)	8,311,492
Net Increase (Decrease) in Net Assets Resulting from Operations	10,166,542

1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,338,000, $31,000, and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $550,534,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxed to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

52

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	725,509	810,217
Realized Net Gain (Loss)	1,129,541	5,360,161
Change in Unrealized Appreciation (Depreciation)	8,311,492	(7,172,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,166,542	(1,002,123)
Distributions
Net Investment Income
Institutional Shares	(12,198)	(10,531)
Institutional Plus Shares	(747,683)	(759,931)
Realized Capital Gain[1]
Institutional Shares	(7,564)	(10,669)
Institutional Plus Shares	(440,287)	(721,887)
Total Distributions	(1,207,732)	(1,503,018)
Capital Share Transactions
Institutional Shares	85,436	(158,407)
Institutional Plus Shares	(1,429,894)	(7,146,106)
Net Increase (Decrease) from Capital Share Transactions	(1,344,458)	(7,304,513)
Total Increase (Decrease)	7,614,352	(9,809,654)
Net Assets
Beginning of Period	33,744,565	43,554,219
End of Period	41,358,917	33,744,565

1	Includes fiscal 2019 and 2018 short-term gain distributions totaling $70,808,000 and $113,864,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

53

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$54.09	$59.47	$50.34	$45.94	$46.78
Investment Operations
Net Investment Income	1.182[1]	1.178[1]	1.013[1]	1.009	1.053[2]
Net Realized and Unrealized Gain (Loss) on Investments	15.381	(4.186)	9.542	4.789	(.847)
Total from Investment Operations	16.563	(3.008)	10.555	5.798	.206
Distributions
Dividends from Net Investment Income	(1.245)	(1.185)	(1.025)	(1.016)	(1.046)
Distributions from Realized Capital Gains	(.748)	(1.187)	(.400)	(.382)	—
Total Distributions	(1.993)	(2.372)	(1.425)	(1.398)	(1.046)
Net Asset Value, End of Period	$68.66	$54.09	$59.47	$50.34	$45.94

Total Return	30.86%	-5.15%	21.13%	12.75%	0.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$722	$494	$692	$664	$1,297
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.87%	1.94%	1.85%	2.08%	2.24%[2]
Portfolio Turnover Rate[3]	5%	7%	7%	8%	9%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

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Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$54.09	$59.47	$50.35	$45.95	$46.79
Investment Operations
Net Investment Income	1.182[1]	1.191[1]	1.028[1]	1.021	1.064[2]
Net Realized and Unrealized Gain (Loss) on Investments	15.387	(4.193)	9.528	4.788	(.846)
Total from Investment Operations	16.569	(3.002)	10.556	5.809	.218
Distributions
Dividends from Net Investment Income	(1.251)	(1.191)	(1.036)	(1.027)	(1.058)
Distributions from Realized Capital Gains	(.748)	(1.187)	(.400)	(.382)	—
Total Distributions	(1.999)	(2.378)	(1.436)	(1.409)	(1.058)
Net Asset Value, End of Period	$68.66	$54.09	$59.47	$50.35	$45.95

Total Return	30.88%	-5.14%	21.13%	12.77%	0.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$40,637	$33,250	$42,862	$36,648	$37,822
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.95%	1.87%	2.10%	2.26%[2]
Portfolio Turnover Rate[3]	5%	7%	7%	8%	9%

1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.140 and 0.31%, respectively, resulting from income received from Medtronic plc in January 2015.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

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Institutional Total Stock Market Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at December 31, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

57

Institutional Total Stock Market Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At December 31, 2019, the fund had contributed to Vanguard capital in the amount of $1,810,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	41,091,791	12	228
Preferred Stocks	4	—	—
Temporary Cash Investments	358,819	6,738	—
Futures Contracts—Assets[1]	730	—	—
Futures Contracts—Liabilities[1]	(68)	—	—
Total	41,451,276	6,750	228

1 Represents variation margin on the last day of the reporting period.

58

Institutional Total Stock Market Index Fund

D.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, passive foreign investment companies, and distributions in connection with fund share redemptions were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	588,898
Total Distributable Earnings (Loss)	(588,898)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts; and unrealized gains on passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	36,974
Undistributed Long-Term Gains	169,320
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	21,884,544

As of December 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	19,573,048
Gross Unrealized Appreciation	23,320,079
Gross Unrealized Depreciation	(1,435,535)
Net Unrealized Appreciation (Depreciation)	21,884,544

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Institutional Total Stock Market Index Fund

E.   During the year ended December 31, 2019, the fund purchased $2,091,433,000 of investment securities and sold $3,969,723,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $834,062,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.   Capital share transactions for each class of shares were:

			Year Ended December 31,
		2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	230,213	3,667	90,530	1,470
Issued in Lieu of Cash Distributions	14,193	218	16,199	290
Redeemed	(158,970)	(2,517)	(265,136)	(4,255)
Net Increase (Decrease)—Institutional Shares	85,436	1,368	(158,407)	(2,495)
Institutional Plus Shares
Issued	2,667,991	42,638	6,114,726	101,912
Issued in Lieu of Cash Distributions	1,135,554	17,479	1,435,185	25,544
Redeemed	(5,233,439)	(82,913)	(14,696,017)	(233,470)
Net Increase (Decrease)—Institutional Plus Shares	(1,429,894)	(22,796)	(7,146,106)	(106,014)

G.   Management has determined that no events or transactions occurred subsequent to December 31, 2019, that would require recognition or disclosure in these financial statements.

60

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Institutional Index Funds and Shareholders of Vanguard Institutional Total Stock Market Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Institutional Total Stock Market Index Fund (one of the funds constituting Vanguard Institutional Index Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statement of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the five years in the period ended December 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 13, 2020

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

61

Special 2019 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $409,193,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund distributed $704,258,000 of qualified dividend income to shareholders during the fiscal year.

The fund distributed $53,876,000 of qualified business income to shareholders during the fiscal year.

For corporate shareholders, 77.9% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

62

The CRSP US Total Market Index (the “Index”) is a product of the Center for Research in Security Prices, LLC (“CRSP”), an affiliate of the University of Chicago (“University”), and has been licensed for use by Vanguard. CRSP® is a trademark of CRSP; and has been licensed by CRSP for use for certain purposes by Vanguard. The Vanguard Institutional Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by CRSP or University. Neither CRSP nor University makes any representation or warranty, express or implied, to the owners of the Vanguard Institutional Total Stock Market Index Fund or any member of the public regarding the advisability of investing in securities generally or in Vanguard Institutional Total Stock Market Index Fund particularly or the ability of the Index to track general market performance. The Index is determined, composed and calculated without regard to Vanguard or the Vanguard Institutional Total Stock Market Index Fund. Neither CRSP nor the University has any obligation to take the needs of Vanguard or the owners of Vanguard Institutional Total Stock Market Index Fund into consideration in determining, composing or calculating the Index. Neither CRSP nor the University is responsible for and has not participated in the determination of the prices and amount of Vanguard Institutional Total Stock Market Index Fund or the timing of the issuance or sale of Vanguard Institutional Total Stock Market Index Fund or in the determination or calculation of the equation by which Vanguard Institutional Total Stock Market Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. Neither CRSP nor the University has any obligation or liability in connection with the administration, marketing or trading of Vanguard Institutional Total Stock Market Index Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. Neither CRSP nor the University is an investment advisor. Inclusion of a security within an index is not a recommendation by CRSP or the University to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER CRSP NOR THE UNIVERSITY GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. NEITHER CRSP NOR THE UNIVERSITY SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. NEITHER CRSP NOR THE UNIVERSITY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND CRSP AND THE UNIVERSITY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE VANGUARD INSTITUTIONAL TOTAL STOCK MARKET INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL CRSP OR THE UNIVERSITY BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF IT HAS BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD-PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CRSP AND VANGUARD, OTHER THAN THE LICENSORS, IF ANY, OF CRSP.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2020, Bloomberg. All rights reserved.

© 2020 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022020

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended December 31, 2019: $68,000
Fiscal Year Ended December 31, 2018: $71,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2019: $9,568,215
Fiscal Year Ended December 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)       Audit-Related Fees.

Fiscal Year Ended December 31, 2019: $3,012,031
Fiscal Year Ended December 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended December 31, 2019: $0
Fiscal Year Ended December 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2019: $357,238
Fiscal Year Ended December 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: February 19, 2020

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ JOHN BENDL*
___________________________
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: February 19, 2020

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.